Hartford Balanced HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 65.6%
	Banks - 5.6%
1,038,530	Bank of America Corp.	$30,293,920
390,800	Citigroup, Inc.	26,996,464
331,780	JP Morgan Chase & Co.	39,047,188
126,840	PNC Financial Services Group, Inc.	17,777,895

		114,115,467

	Capital Goods - 6.4%
132,280	Caterpillar, Inc.	16,708,287
322,570	Fortune Brands Home & Security, Inc.	17,644,579
123,930	Ingersoll-Rand plc	15,269,415
94,140	L3Harris Technologies, Inc.	19,641,370
61,620	Lockheed Martin Corp.	24,035,497
676,670	nVent Electric plc	14,913,807
152,480	United Technologies Corp.	20,816,569

		129,029,524

	Consumer Durables & Apparel - 1.3%
294,940	Lennar Corp. Class A	16,472,399
401,820	Tapestry, Inc.	10,467,411

		26,939,810

	Consumer Services - 0.7%
163,246	Hilton Worldwide Holdings, Inc.	15,199,835

	Diversified Financials - 0.5%
235,750	TD Ameritrade Holding Corp.	11,009,525

	Energy - 2.7%
131,650	Concho Resources, Inc.	8,939,035
297,700	Exxon Mobil Corp.	21,020,597
568,230	Noble Energy, Inc.	12,762,446
101,770	Pioneer Natural Resources Co.	12,799,613

		55,521,691

	Food & Staples Retailing - 0.7%
346,200	US Foods Holding Corp.*	14,228,820

	Food, Beverage & Tobacco - 0.9%
317,270	Mondelez International, Inc. Class A	17,551,376

	Health Care Equipment & Services - 4.6%
98,970	Anthem, Inc.	23,762,697
324,610	Koninklijke Philips N.V.	14,999,927
237,085	Medtronic plc	25,752,173
135,150	UnitedHealth Group, Inc.	29,370,798

		93,885,595

	Household & Personal Products - 0.8%
255,930	Unilever N.V.	15,363,478

	Insurance - 3.6%
391,000	American International Group, Inc.	21,778,700
149,270	Assurant, Inc.	18,781,151
174,850	Intact Financial Corp.	17,597,841
182,570	Progressive Corp.	14,103,532

		72,261,224

	Materials - 3.2%
184,920	Celanese Corp.	22,613,867
268,486	Dow, Inc.*	12,793,358
181,000	FMC Corp.	15,870,080
329,620	Sealed Air Corp.	13,682,526

		64,959,831

	Media & Entertainment - 6.7%
55,845	Alphabet, Inc. Class C*	68,075,055
720,310	Comcast Corp. Class A	32,471,575

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

205,020	Facebook, Inc. Class A*	$36,509,961

		137,056,591

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
442,930	AstraZeneca plc ADR	19,741,390
175,090	Eli Lilly & Co.	19,580,315
188,170	Nektar Therapeutics*	3,427,516
176,880	Neurocrine Biosciences, Inc.*	15,938,657
178,910	Novartis AG	15,527,053
744,760	Pfizer, Inc.	26,759,227
63,425	Roche Holding AG	18,467,105
70,300	Vertex Pharmaceuticals, Inc.*	11,910,226

		131,351,489

	Real Estate - 1.1%
159,900	Crown Castle International Corp. REIT	22,227,699

	Retailing - 3.6%
11,702,200	Allstar Co.*(1)(2)(3)	—
9,970	Booking Holdings, Inc.*	19,567,222
132,640	Home Depot, Inc.	30,775,133
349,290	TJX Cos., Inc.	19,469,424
67,006	Tory Burch LLC*(1)(2)(3)	3,496,382

		73,308,161

	Semiconductors & Semiconductor Equipment - 4.8%
176,820	Analog Devices, Inc.	19,756,099
586,460	Intel Corp.	30,220,284
128,550	KLA Corp.	20,497,297
189,390	Maxim Integrated Products, Inc.	10,967,575
366,880	Micron Technology, Inc.*	15,720,808

		97,162,063

	Software & Services - 6.1%
60,610	Adobe, Inc.*	16,743,512
208,770	Amdocs Ltd.	13,801,785
134,080	Fidelity National Information Services, Inc.	17,800,461
539,560	Microsoft Corp.	75,015,027

		123,360,785

	Technology Hardware & Equipment - 2.8%
548,900	Cisco Systems, Inc.	27,121,149
629,980	Corning, Inc.	17,967,029
238,160	NetApp, Inc.	12,505,782

		57,593,960

	Telecommunication Services - 1.3%
451,520	Verizon Communications, Inc.	27,253,747

	Transportation - 1.0%
121,010	Union Pacific Corp.	19,601,200

	Utilities - 0.7%
170,740	Dominion Energy, Inc.	13,836,770

	Total Common Stocks (cost $997,961,673)	$1,332,818,641

Asset & Commercial Mortgage Backed Securities - 2.9%
	Asset-Backed - Automobile - 0.2%
$ 84,077	ARI Fleet Lease Trust 1.91%, 04/15/2026(4)	83,918
302,069	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(4)	301,936
	Chesapeake Funding LLC
600,795	1.91%, 08/15/2029(4)	599,638
420,477	2.48%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(4)(5)	420,224
200,582	3.03%, 06/15/2028, 1 mo. USD LIBOR + 1.000%(4)(5)	200,737
	Enterprise Fleet Financing LLC
284,792	1.97%, 01/20/2023(4)	284,532
92,026	2.13%, 07/20/2022(4)	92,006

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 434,358	2.13%, 05/22/2023(4)	$434,089
	First Investors Auto Owner Trust
63,258	2.00%, 03/15/2022(4)	63,242
529,494	3.41%, 04/18/2022(4)	530,838
146,960	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(4)	146,845
303,763	Securitized Term Auto Receivables Trust 2.04%, 04/26/2021(4)	303,605
177,136	Wheels SPV LLC 1.88%, 04/20/2026(4)	176,992

		3,638,602

	Asset-Backed - Finance & Insurance - 1.6%
300,607	Aaset Trust 3.84%, 05/15/2039(4)	301,152
2,090,750	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(4)(6)	2,094,497
3,480,000	Atlas Senior Loan Fund Ltd. 3.62%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(4)(5)	3,477,400
973,394	Bayview Koitere Fund Trust 3.50%, 07/28/2057(4)(6)	991,650
	Bayview Opportunity Master Fund Trust
508,784	3.50%, 01/28/2055(4)(6)	517,006
531,887	3.50%, 06/28/2057(4)(6)	540,907
505,310	4.00%, 11/28/2053(4)(6)	519,517
702,082	4.00%, 10/28/2064(4)(6)	722,423
1,705,000	CIFC Funding Ltd. 3.33%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(4)(5)	1,698,356
	DB Master Finance LLC
314,213	3.79%, 05/20/2049(4)	323,576
279,300	4.02%, 05/20/2049(4)	289,550
	Ford Credit Floorplan Master Owner Trust
430,000	2.09%, 03/15/2022(4)	429,543
505,000	2.44%, 09/15/2026	507,707
	GreatAmerica Leasing Receivables Funding LLC
1,040,000	2.36%, 01/20/2023(4)	1,040,049
470,000	2.60%, 06/15/2021(4)	471,054
332,000	2.83%, 06/17/2024(4)	335,450
246,795	Horizon Aircraft Finance Ltd. 3.72%, 07/15/2039(4)	247,739
1,465,000	KKR CLO Ltd. 3.64%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(4)(5)	1,465,602
2,635,000	Madison Park Funding Ltd. 3.05%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(4)(5)	2,614,386
2,690,000	Magnetite VII Ltd. 3.10%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(4)(5)	2,683,124
1,615,000	Magnetite XVIII Ltd. 3.66%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(4)(5)	1,606,663
	MMAF Equipment Finance LLC
634,201	2.21%, 10/17/2022(4)	634,424
1,000,000	2.21%, 12/15/2032(4)	1,003,980
142,855	OneMain Financial Issuance Trust 3.66%, 02/20/2029(4)	143,350
	Springleaf Funding Trust
156,174	2.90%, 11/15/2029(4)	156,198
755,000	3.48%, 05/15/2028(4)	763,399
492,000	SPS Servicer Advance Receivables Trust 3.62%, 10/17/2050(4)	498,778
	Towd Point Mortgage Trust
921,597	2.75%, 10/25/2056(4)(6)	930,007
230,819	2.75%, 04/25/2057(4)(6)	232,572
692,359	2.75%, 06/25/2057(4)(6)	697,718
326,904	3.00%, 01/25/2058(4)(6)	331,015
2,635,000	Treman Park CLO Ltd. 3.35%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(4)(5)	2,638,599
	Vantage Data Centers Issuer LLC

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 339,717	3.19%, 07/15/2044(4)	$343,367
802,096	4.07%, 02/16/2043(4)	833,750

		32,084,508

	Commercial Mortgage - Backed Securities - 0.3%
840,000	BAMLL Commercial Mortgage Securities Trust 4.23%, 08/10/2038(4)(6)	949,006
2,220,000	CSMC Trust 2.76%, 04/05/2033(4)	2,225,646
	FREMF Mortgage Trust
230,000	3.26%, 04/25/2046(4)(6)	230,575
385,000	3.40%, 05/25/2045(4)(6)	384,595
1,015,000	4.22%, 09/25/2025(4)(6)	1,084,444
525,000	5.69%, 04/25/2020(4)(6)	531,461
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(4)(6)	1,078,248

		6,483,975

	Other ABS - 0.3%
1,141,443	AASET U.S. Ltd. 4.45%, 11/18/2038(4)	1,170,908
1,225,000	BlueMountain CLO Ltd. 3.59%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(4)(5)	1,216,506
592,063	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(4)	601,062
1,695,000	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(4)	1,706,663
237,990	MAPS Ltd. 4.46%, 03/15/2044(4)	246,160
1,073,333	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(4)	1,084,289
294,107	START Ireland 4.09%, 03/15/2044(4)	299,790

		6,325,378

	Whole Loan Collateral CMO - 0.5%
	Angel Oak Mortgage Trust LLC
207,583	2.71%, 11/25/2047(4)(6)	206,945
304,606	3.63%, 03/25/2049(4)(6)	308,854
	COLT Mortgage Loan Trust
324,706	2.93%, 02/25/2048(4)(6)	324,523
344,611	3.69%, 10/26/2048(4)(6)	346,849
	Deephaven Residential Mortgage Trust
276,319	2.45%, 06/25/2047(4)(6)	275,426
237,935	2.58%, 10/25/2047(4)(6)	237,208
95,563	2.73%, 12/26/2046(4)(6)	95,280
392,177	2.98%, 12/25/2057(4)(6)	391,679
306,615	3.56%, 04/25/2059(4)(6)	309,369
588,635	Fannie Mae Connecticut Avenue Securities 7.92%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(5)	635,090
659,649	MetLife Securitization Trust 3.00%, 04/25/2055(4)(6)	666,902
	Mill City Mortgage Loan Trust
254,496	2.50%, 04/25/2057(4)(6)	254,885
714,902	2.75%, 01/25/2061(4)(6)	717,650
865,342	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(4)(6)	896,610
	Seasoned Credit Risk Transfer Trust
869,096	3.50%, 03/25/2058	905,165
850,465	3.50%, 07/25/2058	886,870
1,124,707	3.50%, 10/25/2058	1,176,664
600,261	Towd Point Mortgage Trust 2.25%, 04/25/2056(4)(6)	597,826

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 777,396	Verus Securitization Trust 3.21%, 04/25/2059(4)(6)	$781,625

		10,015,420

	Total Asset & Commercial Mortgage Backed Securities (cost $58,262,772)	$58,547,883

Corporate Bonds - 18.2%
	Aerospace/Defense - 0.3%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(4)	893,724
540,000	Boeing Co. 2.70%, 02/01/2027	549,127
	Lockheed Martin Corp.
500,000	4.07%, 12/15/2042	577,081
256,000	4.50%, 05/15/2036	307,424
560,000	4.85%, 09/15/2041	691,532
	United Technologies Corp.
685,000	3.95%, 08/16/2025	750,454
1,500,000	4.13%, 11/16/2028	1,697,079

		5,466,421

	Agriculture - 0.6%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	561,709
1,995,000	4.75%, 05/05/2021	2,074,297
200,000	4.80%, 02/14/2029	219,086
3,160,000	BAT Capital Corp. 3.56%, 08/15/2027	3,183,003
	BAT International Finance plc
685,000	2.75%, 06/15/2020(4)	687,034
2,775,000	3.25%, 06/07/2022(4)	2,834,741
290,000	3.50%, 06/15/2022(4)	297,557
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(4)	1,096,386
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	379,620

		11,333,433

	Airlines - 0.2%
2,759,294	Continental Airlines, Inc. 5.98%, 10/19/2023	2,911,882
1,410,595	Southwest Airlines Co. 6.15%, 02/01/2024	1,490,907
156,201	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	162,822

		4,565,611

	Auto Manufacturers - 0.5%
1,440,000	Daimler Finance North America LLC 2.30%, 02/12/2021(4)	1,441,114
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	4,122,977
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,258,481
1,245,000	3.95%, 04/13/2024	1,279,774
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(4)	580,012

		10,682,358

	Beverages - 0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
1,750,000	3.65%, 02/01/2026	1,874,769
310,000	4.70%, 02/01/2036	358,080
280,000	4.90%, 02/01/2046	334,104
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024	1,187,436
220,000	4.38%, 04/15/2038	246,348

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 2,515,000	4.75%, 01/23/2029	$2,923,087
1,300,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	1,373,713
	Molson Coors Brewing Co.
1,725,000	3.00%, 07/15/2026	1,743,070
765,000	3.50%, 05/01/2022	787,689

		10,828,296

	Biotechnology - 0.1%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,349,663
770,000	Celgene Corp. 3.55%, 08/15/2022	798,559
335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	336,615

		2,484,837

	Chemicals - 0.1%
2,740,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	2,771,674

	Commercial Banks - 4.4%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,222,398
600,000	3.85%, 04/12/2023	625,255
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,227,743
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(7)	1,878,877
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(7)	1,699,775
4,225,000	4.20%, 08/26/2024	4,531,712
2,380,000	Bank of Nova Scotia 2.70%, 08/03/2026	2,413,846
	Barclays plc
2,740,000	3.20%, 08/10/2021	2,764,112
1,640,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(7)	1,695,062
1,660,000	BB&T Corp. 3.20%, 09/03/2021	1,694,359
1,000,000	BNP Paribas S.A. 3.38%, 01/09/2025(4)	1,032,643
	BPCE S.A.
2,025,000	3.50%, 10/23/2027(4)	2,108,018
2,225,000	5.15%, 07/21/2024(4)	2,436,389
3,625,000	5.70%, 10/22/2023(4)	3,989,936
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,970,160
	Citigroup, Inc.
533,000	5.30%, 05/06/2044	662,657
290,000	8.13%, 07/15/2039	475,453
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,706,628
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(4)	1,055,100
535,000	3.75%, 04/24/2023(4)	559,147
790,000	4.38%, 03/17/2025(4)	837,889
	Credit Suisse AG
855,000	3.00%, 10/29/2021	870,003
250,000	3.63%, 09/09/2024	263,925
	Credit Suisse Group AG
345,000	3.37%, 06/12/2024, 3 mo. USD LIBOR + 1.240%(4)(5)	347,218
530,000	3.57%, 01/09/2023(4)	541,952
260,000	3.87%, 01/12/2029, (3.87% fixed rate until 01/12/2028; 3 mo. USD LIBOR + 1.410% thereafter)(4)(7)	273,478
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,496,632

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,885,000	3.80%, 09/15/2022	$1,960,173
	Danske Bank A/S
775,000	3.88%, 09/12/2023(4)	803,478
440,000	5.00%, 01/12/2022(4)	462,594
575,000	5.38%, 01/12/2024(4)	631,598
785,000	Deutsche Bank AG 4.25%, 10/14/2021	797,459
	Goldman Sachs Group, Inc.
250,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	265,427
2,460,000	6.25%, 02/01/2041	3,396,603
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,046,207
3,625,000	3.60%, 05/25/2023	3,771,867
590,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	653,468
1,490,000	Huntington National Bank 2.40%, 04/01/2020	1,491,554
	ING Groep N.V.
345,000	3.15%, 03/29/2022	352,773
1,100,000	3.95%, 03/29/2027	1,184,402
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,315,263
1,660,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	1,778,673
2,775,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(7)	3,136,920
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(4)	470,250
2,215,000	Macquarie Group Ltd. 4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(4)(7)	2,336,856
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,494,378
2,450,000	3.63%, 01/20/2027	2,594,167
1,000,000	3.70%, 10/23/2024	1,058,871
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(4)	4,914,123
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,795,881
685,000	UBS Group AG 3.13%, 08/13/2030, (3.13% fixed rate until 08/13/2029; 3 mo. USD LIBOR + 1.468% thereafter)(4)(7)	689,667
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(4)	1,679,358
1,900,000	3.00%, 04/15/2021(4)	1,922,816
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,683,173
850,000	4.75%, 12/07/2046	1,003,476

		89,071,842

	Commercial Services - 0.3%
	CommonSpirit Health
1,854,000	2.95%, 11/01/2022	1,887,109
245,000	4.35%, 11/01/2042	262,607
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(4)	655,041
1,800,000	4.50%, 08/16/2021(4)	1,873,360
1,500,000	5.63%, 03/15/2042(4)	1,900,730

		6,578,847

	Diversified Financial Services - 0.4%
5,417,742	Postal Square L.P. 8.95%, 06/15/2022	5,973,180

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,220,000	Societe Generale S.A. 3.25%, 01/12/2022(4)	$1,240,595

		7,213,775

	Electric - 1.7%
650,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029(4)	650,628
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(4)	2,045,053
	Dominion Energy South Carolina, Inc.
205,000	4.60%, 06/15/2043	248,254
1,180,000	6.05%, 01/15/2038	1,627,498
360,000	6.63%, 02/01/2032	492,505
	Dominion Energy, Inc.
2,090,000	2.45%, 01/15/2023(4)	2,097,765
310,000	2.72%, 08/15/2021(8)	311,895
1,750,000	4.10%, 04/01/2021(8)	1,792,974
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,639,618
265,000	Duke Energy Corp. 3.40%, 06/15/2029	277,540
1,375,000	Electricite de France S.A. 5.63%, 01/22/2024, (5.63% fixed rate until 01/22/2024; 10 year USD Swap + 3.041% thereafter)(4)(7)(9)	1,426,562
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	367,145
1,165,000	Evergy, Inc. 2.90%, 09/15/2029	1,159,108
1,000,000	FirstEnergy Corp. 3.90%, 07/15/2027	1,065,588
2,405,000	Fortis, Inc. 3.06%, 10/04/2026	2,443,907
	Georgia Power Co.
845,000	4.30%, 03/15/2042	928,930
245,000	4.75%, 09/01/2040	284,071
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(4)	1,741,534
515,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(4)	491,825
	NextEra Energy Capital Holdings, Inc.
215,000	3.25%, 04/01/2026	223,346
335,000	3.50%, 04/01/2029	354,993
645,000	Niagara Mohawk Power Corp. 4.28%, 12/15/2028(4)	729,855
1,325,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,673,667
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	399,853
1,185,000	4.10%, 06/01/2022	1,244,383
	SCANA Corp.
893,000	4.13%, 02/01/2022	921,729
1,222,000	4.75%, 05/15/2021	1,251,444
484,000	6.25%, 04/01/2020	491,172
2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,438,801
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,455,297
2,050,000	2.95%, 07/01/2023	2,092,247
5,000	4.40%, 07/01/2046	5,571

		34,374,758

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,235,000	2.88%, 07/15/2046(4)	1,239,171
225,000	3.45%, 03/15/2048(4)	231,668

		1,470,839

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Food - 0.3%
	Conagra Brands, Inc.
$ 455,000	4.60%, 11/01/2025	$500,371
530,000	5.30%, 11/01/2038	612,174
1,255,000	Danone S.A. 2.95%, 11/02/2026(4)	1,284,517
1,015,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	969,060
1,065,000	Kroger Co. 4.00%, 02/01/2024	1,133,205
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(4)	496,205
675,000	Tyson Foods, Inc. 5.10%, 09/28/2048	820,063

		5,815,595

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(4)	341,820
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(4)	1,890,446

		2,232,266

	Healthcare-Products - 0.1%
	Alcon Finance Corp.
430,000	3.00%, 09/23/2029(4)	434,835
400,000	3.80%, 09/23/2049(4)	417,554
135,000	Boston Scientific Corp. 4.00%, 03/01/2029	149,216
305,000	Medtronic, Inc. 3.15%, 03/15/2022	314,386

		1,315,991

	Healthcare-Services - 0.6%
	Anthem, Inc.
421,000	3.30%, 01/15/2023	435,353
1,360,000	4.10%, 03/01/2028	1,468,886
475,000	4.65%, 08/15/2044	529,674
	CommonSpirit Health
125,000	4.19%, 10/01/2049	128,662
590,000	4.20%, 08/01/2023	625,860
	Dignity Health
180,000	2.64%, 11/01/2019	180,004
714,000	3.81%, 11/01/2024	755,128
1,353,000	4.50%, 11/01/2042	1,462,495
425,000	HCA, Inc. 5.25%, 06/15/2049	463,608
1,770,000	Humana, Inc. 2.90%, 12/15/2022	1,800,657
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,473,541
1,210,000	4.30%, 07/01/2028	1,365,212
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	953,039
1,440,000	3.75%, 07/15/2025	1,548,326

		13,190,445

	Household Products - 0.1%
2,240,640	Procter & Gamble - Esop 9.36%, 01/01/2021	2,356,030

	Insurance - 0.6%
1,255,000	American International Group, Inc. 4.25%, 03/15/2029	1,374,860
1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,025,130
495,000	Chubb INA Holdings, Inc. 2.30%, 11/03/2020	496,599

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 840,000	3.35%, 05/15/2024	$887,825
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(4)	216,211
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(4)	129,358
428,000	4.57%, 02/01/2029(4)	477,558
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	797,352
	MetLife, Inc.
2,205,000	3.60%, 04/10/2024	2,335,811
795,000	4.88%, 11/13/2043	986,086
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(4)	134,986
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,407,466

		11,269,242

	Internet - 0.3%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	200,034
1,775,000	3.40%, 12/06/2027	1,847,432
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,271,724
1,020,000	4.80%, 12/05/2034	1,276,173
480,000	4.95%, 12/05/2044	635,400
	Tencent Holdings Ltd.
1,095,000	3.60%, 01/19/2028(4)	1,142,140
470,000	3.98%, 04/11/2029(4)	502,903

		6,875,806

	IT Services - 0.2%
	Apple, Inc.
546,000	3.25%, 02/23/2026	578,680
1,360,000	3.45%, 05/06/2024	1,447,896
1,675,000	International Business Machines Corp. 3.30%, 05/15/2026	1,766,323

		3,792,899

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,573,093

	Media - 0.9%
570,000	CBS Corp. 3.70%, 06/01/2028	594,107
485,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%, 05/01/2047	528,440
	Comcast Corp.
1,140,000	3.95%, 10/15/2025	1,240,845
2,050,000	4.40%, 08/15/2035	2,387,862
585,000	4.60%, 10/15/2038	698,841
	Cox Communications, Inc.
80,000	4.60%, 08/15/2047(4)	87,796
2,320,000	4.80%, 02/01/2035(4)	2,522,346
365,000	Fox Corp. 4.03%, 01/25/2024(4)	388,093
2,386,000	Sky Ltd. 3.75%, 09/16/2024(4)	2,553,257
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	474,202
250,000	7.30%, 07/01/2038	316,174
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	153,913
	Viacom, Inc.
835,000	3.88%, 12/15/2021	863,120
2,175,000	4.25%, 09/01/2023	2,306,416
400,000	5.85%, 09/01/2043	490,616

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Walt Disney Co.
$ 385,000	4.00%, 10/01/2023(4)	$409,421
1,275,000	4.50%, 02/15/2021(4)	1,319,893

		17,335,342

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(4)	1,642,882
	Oil & Gas - 0.9%
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(4)	1,243,453
655,000	BP Capital Markets America, Inc. 3.25%, 05/06/2022	674,440
2,080,000	Cimarex Energy Co. 4.38%, 06/01/2024	2,185,595
130,000	ConocoPhillips Co. 4.95%, 03/15/2026	149,873
	Equinor ASA
340,000	2.25%, 11/08/2019	340,002
160,000	2.45%, 01/17/2023	162,474
1,850,000	2.90%, 11/08/2020	1,869,340
210,000	3.25%, 11/10/2024	222,344
45,000	3.70%, 03/01/2024	48,168
1,290,000	Hess Corp. 7.30%, 08/15/2031	1,623,237
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	921,801
	Occidental Petroleum Corp.
1,326,000	4.85%, 03/15/2021	1,371,256
330,000	7.50%, 05/01/2031	432,197
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,589,140
1,865,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(4)	1,945,945
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,403,351

		18,182,616

	Oil & Gas Services - 0.0%
948,000	Schlumberger Holdings Corp. 3.90%, 05/17/2028(4)	1,003,417

	Pharmaceuticals - 1.0%
	Allergan Funding SCS
645,000	3.45%, 03/15/2022	660,984
975,000	3.80%, 03/15/2025	1,020,951
600,000	4.85%, 06/15/2044	639,645
	Allergan Sales LLC
142,000	4.88%, 02/15/2021(4)	145,953
800,000	5.00%, 12/15/2021(4)	840,470
	Bayer U.S. Finance LLC
260,000	2.38%, 10/08/2019(4)	259,998
955,000	3.38%, 10/08/2024(4)	978,562
2,230,000	4.25%, 12/15/2025(4)	2,382,433
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	989,871
785,000	4.50%, 11/15/2044	755,946
955,000	Cigna Corp. 4.38%, 10/15/2028	1,043,506
3,130,000	CVS Health Corp. 4.10%, 03/25/2025	3,344,295
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(4)	2,038,972
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	2,029,693
1,640,000	2.80%, 05/18/2023	1,688,509

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	$698,375
1,725,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,392,937

		20,911,100

	Pipelines - 0.7%
872,000	Energy Transfer Operating L.P. 7.60%, 02/01/2024	1,011,905
375,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	397,068
2,395,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	2,402,389
	MPLX L.P.
485,000	4.00%, 03/15/2028	505,648
1,280,000	4.13%, 03/01/2027	1,349,861
	Phillips 66 Partners L.P.
2,425,000	3.61%, 02/15/2025	2,533,477
650,000	3.75%, 03/01/2028	675,952
	Sunoco Logistics Partners Operations L.P.
1,775,000	3.90%, 07/15/2026	1,839,983
509,000	4.40%, 04/01/2021	522,847
900,000	5.35%, 05/15/2045	965,658
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,499,845

		14,704,633

	Real Estate - 0.2%
1,920,000	WEA Finance LLC 4.13%, 09/20/2028(4)	2,075,934
1,400,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(4)	1,414,238

		3,490,172

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
975,000	3.45%, 09/15/2021	997,408
2,075,000	3.80%, 08/15/2029	2,214,659
375,000	4.40%, 02/15/2026	410,989
400,000	5.00%, 02/15/2024	441,956
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	768,343
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	2,037,801
	Crown Castle International Corp.
635,000	3.65%, 09/01/2027	672,340
525,000	3.80%, 02/15/2028	558,347
2,960,000	HCP, Inc. 4.00%, 06/01/2025	3,150,950
470,000	SBA Tower Trust 2.84%, 01/15/2025(4)	470,603
1,735,000	Scentre Group Trust 2.38%, 11/05/2019(4)	1,734,496
745,000	Simon Property Group L.P. 2.45%, 09/13/2029	728,880

		14,186,772

	Retail - 0.3%
1,325,000	AutoZone, Inc. 3.25%, 04/15/2025	1,372,112
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,219,005
685,000	4.88%, 07/20/2035	763,073
945,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	1,087,636

		5,441,826

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Savings & Loans - 0.0%
$ 540,000	Nationwide Building Society 3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(4)(7)	$550,500

	Semiconductors - 0.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
95,000	3.50%, 01/15/2028	92,587
1,855,000	3.63%, 01/15/2024	1,896,942
1,150,000	3.88%, 01/15/2027	1,154,853
110,000	Broadcom, Inc. 4.25%, 04/15/2026(4)	113,620
810,000	Microchip Technology, Inc. 3.92%, 06/01/2021	827,314

		4,085,316

	Software - 0.3%
1,820,000	Fiserv, Inc. 3.20%, 07/01/2026	1,883,509
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,634,620
1,000,000	3.70%, 08/08/2046	1,138,124
2,300,000	Oracle Corp. 3.25%, 11/15/2027	2,436,179

		7,092,432

	Telecommunications - 1.0%
635,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	651,410
	AT&T, Inc.
2,325,000	3.60%, 07/15/2025	2,447,467
355,000	3.95%, 01/15/2025	379,021
800,000	4.13%, 02/17/2026	864,178
2,185,000	4.45%, 04/01/2024	2,363,474
1,327,000	4.85%, 03/01/2039	1,504,600
205,000	4.90%, 08/15/2037	232,504
715,000	GTP Acquisition Partners LLC 2.35%, 06/15/2045(4)	714,691
576,000	Orange S.A. 9.00%, 03/01/2031	897,042
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(4)	2,593,744
	Telefonica Emisiones S.A.
150,000	5.21%, 03/08/2047	174,482
300,000	5.52%, 03/01/2049	365,223
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022	2,354,991
2,086,000	4.52%, 09/15/2048	2,466,432
222,000	4.67%, 03/15/2055	266,292
715,000	4.75%, 11/01/2041	847,998
283,000	4.81%, 03/15/2039	339,191

		19,462,740

	Transportation - 0.3%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(4)	155,326
1,685,000	3.20%, 07/15/2020(4)	1,694,985
1,100,000	3.38%, 02/01/2022(4)	1,122,672
2,850,000	3.95%, 03/10/2025(4)	3,010,362

		5,983,345

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	641,370

	Total Corporate Bonds (cost $351,062,672)	$369,978,521

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Foreign Government Obligations - 0.5%
	Qatar - 0.4%
	Qatar Government International Bond
$ 4,990,000	2.38%, 06/02/2021(4)	$4,996,237
1,680,000	3.88%, 04/23/2023(4)	1,776,600
636,000	4.00%, 03/14/2029(4)	704,370

		7,477,207

	Saudi Arabia - 0.1%
	Saudi Government International Bond
935,000	2.38%, 10/26/2021(4)	936,160
1,385,000	2.88%, 03/04/2023(4)	1,406,398

		2,342,558

	Total Foreign Government Obligations (cost $9,545,832)	$9,819,765

Municipal Bonds - 0.9%
	General - 0.4%
	Chicago, IL, Transit Auth
205,000	6.30%, 12/01/2021	214,057
1,000,000	6.90%, 12/01/2040	1,400,571
365,000	City of Sacramento, CA 6.42%, 08/01/2023	419,228
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	543,450
2,205,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	2,210,072
1,250,000	Philadelphia Auth for Industrial Dev 6.55%, 10/15/2028	1,592,800
1,355,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,689,888

		8,070,066

	General Obligation - 0.2%
	California State, GO Taxable
420,000	7.35%, 11/01/2039	659,862
540,000	7.55%, 04/01/2039	893,408
685,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	926,833
1,830,000	State of Illinois, GO 5.10%, 06/01/2033(10)	1,982,146

		4,462,249

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	505,889

	Transportation - 0.1%
225,000	Bay Area Toll Auth 2.57%, 04/01/2031	227,687
875,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	1,200,185
570,000	New York and New Jersey Port Auth, Taxable Rev 6.04%, 12/01/2029	753,910

		2,181,782

	Utility - Electric - 0.2%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,042,904
	Municipal Electric Auth, GA
1,596,000	6.64%, 04/01/2057	2,202,671
412,000	6.66%, 04/01/2057	587,603

		3,833,178

	Total Municipal Bonds (cost $16,494,091)	$19,053,164

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

U.S. Government Agencies - 1.7%
	Mortgage-Backed Agencies - 1.7%
	FHLMC - 0.5%
$ 570,000	2.28%, 07/25/2026	$577,214
9,613,738	3.50%, 08/01/2048	9,890,979
26,541	4.00%, 03/01/2041	28,366
18,620	4.73%, 04/01/2029, 12 mo. USD CMT + 2.254%(5)	19,419

		10,515,978

	FNMA - 1.0%
$ 581,427	2.70%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(5)	$579,375
650,000	2.78%, 06/01/2026	679,442
10,150,000	3.00%, 10/01/2049(11)	10,302,250
1,661,512	3.00%, 03/25/2053	1,710,271
325,000	3.07%, 02/01/2025	340,571
1,830,757	3.50%, 12/01/2048	1,883,092
3,384,793	3.50%, 06/25/2059	3,596,482
41,985	4.50%, 11/01/2023	44,150
118,903	4.50%, 03/01/2038	128,745
66,293	4.50%, 11/01/2039	71,760
42,334	4.50%, 04/01/2040	45,865
99,286	4.50%, 08/01/2040	107,574
37,058	4.50%, 02/01/2041	40,155
525,610	4.50%, 04/01/2041	569,406
309,825	4.50%, 06/01/2041	335,703
428,424	4.50%, 07/01/2041	464,254
151,738	4.50%, 09/01/2041	164,435
59,279	4.50%, 07/01/2044	62,682

		21,126,212

	GNMA - 0.2%
$ 77,857	5.00%, 07/15/2037	$87,479
9,134	6.00%, 06/15/2024	10,096
4,400	6.00%, 07/15/2026	4,863
3,578	6.00%, 01/15/2028	3,955
1,745	6.00%, 03/15/2028	1,941
43,699	6.00%, 04/15/2028	48,381
64,154	6.00%, 05/15/2028	70,913
17,891	6.00%, 06/15/2028	19,776
39,629	6.00%, 07/15/2028	43,805
15,833	6.00%, 08/15/2028	17,502
42,069	6.00%, 09/15/2028	46,501
90,749	6.00%, 10/15/2028	100,310
85,312	6.00%, 11/15/2028	94,300
85,042	6.00%, 12/15/2028	94,013
2,212	6.00%, 12/15/2031	2,504
21,090	6.00%, 09/15/2032	24,194
7,807	6.00%, 11/15/2032	8,910
1,904	6.00%, 04/15/2033	2,105
79,134	6.00%, 06/15/2033	88,915
29,449	6.00%, 10/15/2033	33,770
3,802	6.00%, 11/15/2033	4,360
59,317	6.00%, 10/15/2034	66,337
56,459	6.00%, 01/15/2035	62,554
7,079	6.00%, 05/15/2035	7,824
11,122	6.00%, 06/15/2035	12,399
486	6.50%, 03/15/2026	538
4,241	6.50%, 01/15/2028	4,693
41,845	6.50%, 03/15/2028	46,310
96,060	6.50%, 04/15/2028	106,311
28,706	6.50%, 05/15/2028	31,769
147,530	6.50%, 06/15/2028	163,271
6,320	6.50%, 10/15/2028	6,994
2,491	6.50%, 02/15/2035	2,832
14,090	7.00%, 11/15/2031	15,597
7,138	7.00%, 03/15/2032	7,921
1,026,065	7.00%, 11/15/2032	1,214,671

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 137,812	7.00%, 01/15/2033	$159,529
146,411	7.00%, 05/15/2033	168,800
25,778	7.00%, 07/15/2033	29,346
173,437	7.00%, 11/15/2033	200,176
68,613	7.50%, 09/16/2035	78,769
121	8.00%, 09/15/2026	131
90	8.00%, 11/15/2026	94
7,613	8.00%, 12/15/2026	8,625
120	8.00%, 09/15/2027	124
4,971	8.00%, 07/15/2029	5,731
2,039	8.00%, 11/15/2029	2,044
9,954	8.00%, 12/15/2029	10,305
3,918	8.00%, 01/15/2030	4,020
3,704	8.00%, 02/15/2030	3,721
838	8.00%, 03/15/2030	847
21,010	8.00%, 04/15/2030	21,197
4,393	8.00%, 05/15/2030	4,537
36,283	8.00%, 06/15/2030	38,458
2,089	8.00%, 07/15/2030	2,172
64,395	8.00%, 08/15/2030	65,981
14,924	8.00%, 09/15/2030	15,295
7,295	8.00%, 11/15/2030	7,382
121,843	8.00%, 12/15/2030	136,077

		3,521,975

		35,164,165

	Total U.S. Government Agencies (cost $34,213,581)	$35,164,165

U.S. Government Securities - 9.2%
	U.S. Treasury Securities - 9.2%
	U.S. Treasury Bonds - 4.9%
$ 19,250,000	2.50%, 02/15/2045(12)	$20,713,301
2,280,000	2.50%, 05/15/2046	2,455,453
1,560,000	2.75%, 08/15/2047	1,765,725
6,214,000	2.75%, 11/15/2047	7,038,083
10,070,800	2.88%, 05/15/2043	11,546,408
5,695,000	3.00%, 08/15/2048	6,772,601
4,090,000	3.00%, 02/15/2049	4,876,526
7,895,000	3.13%, 08/15/2044	9,459,505
4,630,000	3.38%, 05/15/2044	5,767,063
21,300,000	4.38%, 02/15/2038	29,537,942

		99,932,607

	U.S. Treasury Notes - 4.3%
4,386,432	0.38%, 01/15/2027(13)	4,431,745
8,076,377	0.50%, 01/15/2028(13)	8,255,386
7,075,000	1.50%, 03/31/2023	7,058,694
5,000,000	1.63%, 08/15/2029	4,976,953
18,505,000	2.13%, 03/31/2024	18,952,445
900,000	2.25%, 04/30/2024	927,106
15,070,000	2.38%, 05/15/2029	16,003,634
6,030,000	2.63%, 06/30/2023	6,259,658
13,350,000	2.63%, 12/31/2023	13,925,719
1,960,000	2.63%, 02/15/2029	2,121,317
810,000	2.88%, 10/31/2023	851,544
665,000	2.88%, 08/15/2028	731,188
2,005,000	2.88%, 05/15/2049	2,338,410

		86,833,799

		186,766,406

	Total U.S. Government Securities (cost $164,359,306)	$186,766,406

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Total Long-Term Investments (cost $1,631,899,927)		$2,012,148,545

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.3%
25,959,404	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(14)		$25,959,404

	Securities Lending Collateral - 0.1%
90,847	Citibank NA DDCA, 1.82%, 10/1/2019(14)		90,847
1,487,946	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(14)		1,487,946
142,305	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(14)		142,305
243,125	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(14)		243,125
28,279	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(14)		28,279
23,489	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(14)		23,489

			2,015,991

	Total Short-Term Investments (cost $27,975,395)		$27,975,395

	Total Investments (cost $1,659,875,322)	100.4%	$2,040,123,940
	Other Assets and Liabilities	(0.4)%	(8,291,888)

	Total Net Assets	100.0%	$2,031,832,052

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of these securities was $3,496,382, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $3,496,382 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	11,702,200	$5,090,681	$—
11/2013	Tory Burch LLC	67,006	5,251,707	3,496,382

			$10,342,388	$3,496,382

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $158,385,612, representing 7.8% of net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2019.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)

Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first. (10) Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

(11)	Represents or includes a TBA transaction.
(12)	This security has been pledged as collateral in connection with futures contracts.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	43	12/31/2019	9,266,500	(22,016)
U.S. Treasury 5-Year Note Future	93	12/31/2019	11,080,805	(73,585)
U.S. Treasury 10-Year Note Future	156	12/19/2019	$20,328,750	$45,864

Total futures contracts				$(49,737)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$114,115,467	$114,115,467	$—	$—
Capital Goods	129,029,524	129,029,524	—	—
Consumer Durables & Apparel	26,939,810	26,939,810	—	—
Consumer Services	15,199,835	15,199,835	—	—
Diversified Financials	11,009,525	11,009,525	—	—
Energy	55,521,691	55,521,691	—	—
Food & Staples Retailing	14,228,820	14,228,820	—	—
Food, Beverage & Tobacco	17,551,376	17,551,376	—	—
Health Care Equipment & Services	93,885,595	78,885,668	14,999,927	—
Household & Personal Products	15,363,478	15,363,478	—	—
Insurance	72,261,224	72,261,224	—	—
Materials	64,959,831	64,959,831	—	—
Media & Entertainment	137,056,591	137,056,591	—	—
Pharmaceuticals, Biotechnology & Life Sciences	131,351,489	97,357,331	33,994,158	—
Real Estate	22,227,699	22,227,699	—	—
Retailing	73,308,161	69,811,779	—	3,496,382
Semiconductors & Semiconductor Equipment	97,162,063	97,162,063	—	—
Software & Services	123,360,785	123,360,785	—	—
Technology Hardware & Equipment	57,593,960	57,593,960	—	—
Telecommunication Services	27,253,747	27,253,747	—	—
Transportation	19,601,200	19,601,200	—	—
Utilities	13,836,770	13,836,770	—	—
Asset & Commercial Mortgage Backed Securities	58,547,883	—	58,547,883	—
Corporate Bonds	369,978,521	—	369,978,521	—
Foreign Government Obligations	9,819,765	—	9,819,765	—
Municipal Bonds	19,053,164	—	19,053,164	—
U.S. Government Agencies	35,164,165	—	35,164,165	—
U.S. Government Securities	186,766,406	—	186,766,406	—
Short-Term Investments	27,975,395	27,975,395	—	—
Futures Contracts(2)	45,864	45,864	—	—

Total	$ 2,040,169,804	$1,308,349,433	$728,323,989	$3,496,382

Liabilities
Futures Contracts(2)	$(95,601)	$(95,601)	$—	$—

Total	$(95,601)	$(95,601)	$—	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.8%
	Automobiles & Components - 0.4%
25,973	Ferrari N.V.	$4,007,972
358,091	General Motors Co.	13,421,251

		17,429,223

	Banks - 2.6%
214,500	Atlantic Union Bankshares Corp.	7,989,053
765,900	Bank of America Corp.	22,341,303
376,403	Bank OZK	10,264,510
342,467	Citigroup, Inc.	23,657,620
71,004	HDFC Bank Ltd. ADR	4,050,778
152,984	HDFC Bank Ltd.	2,651,138
477,580	People’s United Financial, Inc.	7,466,963
228,652	PNC Financial Services Group, Inc.	32,047,864

		110,469,229

	Capital Goods - 6.2%
204,200	A.O. Smith Corp.	9,742,382
46,299	Airbus SE	6,010,931
79,808	Dover Corp.	7,945,684
254,984	Fortune Brands Home & Security, Inc.	13,947,625
215,513	General Dynamics Corp.	39,380,691
350,600	HF Global, Inc.(1)(2)(3)	5,732,310
97,392	Honeywell International, Inc.	16,478,726
243,605	Ingersoll-Rand plc	30,014,572
166,586	L3Harris Technologies, Inc.	34,756,503
57,070	Lockheed Martin Corp.	22,260,724
169,701	Pentair plc	6,414,698
45,266	Raytheon Co.	8,880,737
44,869	Safran S.A.	7,064,635
990,830	Sanwa Holdings Corp.	11,133,578
64,488	Vinci S.A.	6,946,584
286,581	Wabtec Corp.	20,593,711
161,821	Xylem, Inc.	12,884,188

		260,188,279

	Commercial & Professional Services - 3.5%
50,347	CoStar Group, Inc.*	29,865,841
104,794	Equifax, Inc.	14,741,372
319,771	Herman Miller, Inc.	14,738,245
96,529	Intertek Group plc	6,497,581
166,810	Recruit Holdings Co., Ltd.	5,096,628
267,658	Republic Services, Inc.	23,165,800
949,772	Steelcase, Inc. Class A	17,475,805
261,208	TransUnion	21,186,581
173,835	Waste Connections, Inc.	15,992,820

		148,760,673

	Consumer Durables & Apparel - 2.9%
228,093	Carter’s, Inc.	20,804,362
352,920	Lennar Corp. Class A	19,710,582
573,868	NIKE, Inc. Class B	53,897,683
214,700	Peloton Interactive, Inc. Class A*	5,388,970
22,399	Roku, Inc.*	2,279,322
305,000	Steven Madden Ltd.	10,915,950
293,131	Under Armour, Inc. Class A*	5,845,032
224,654	Under Armour, Inc. Class C*	4,072,977

		122,914,878

	Consumer Services - 2.5%
14,140	Domino’s Pizza, Inc.	3,458,503
514,432	DraftKings, Inc.*(1)(2)(3)	1,383,822
98,213	Grand Canyon Education, Inc.*	9,644,517
60,174	Marriott International, Inc. Class A	7,483,840
104,725	Marriott Vacations Worldwide Corp.	10,850,557

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

205,935	McDonald’s Corp.	$44,216,304
39,699	New Oriental Education & Technology Group, Inc. ADR*	4,397,061
117,450	Planet Fitness, Inc. Class A*	6,796,831
77,794	Royal Caribbean Cruises Ltd.	8,427,424
35,428	Vail Resorts, Inc.	8,061,996

		104,720,855

	Diversified Financials - 3.6%
381,161	American Express Co.	45,083,723
383,100	B3 S.A. - Brasil Bolsa Balcao	4,022,829
302,644	Blackstone Group, Inc. Class A	14,781,133
80,731	Intercontinental Exchange, Inc.	7,449,049
98,721	London Stock Exchange Group plc	8,865,114
249,985	Morgan Stanley	10,666,860
288,022	Raymond James Financial, Inc.	23,750,294
1,392,829	SLM Corp.	12,291,716
303,500	TD Ameritrade Holding Corp.	14,173,450
199,185	Voya Financial, Inc.	10,843,632

		151,927,800

	Energy - 2.4%
704,656	Canadian Natural Resources Ltd.(4)	18,764,989
198,897	Chevron Corp.	23,589,184
160,592	Cimarex Energy Co.	7,698,781
198,960	Concho Resources, Inc.	13,509,384
98,945	Diamondback Energy, Inc.	8,896,145
230,878	Enbridge, Inc.	8,099,200
369,181	Halliburton Co.	6,959,062
161,795	Schlumberger Ltd.	5,528,535
351,926	Tenaris S.A. ADR	7,453,793

		100,499,073

	Food & Staples Retailing - 1.2%
66,392	Costco Wholesale Corp.	19,128,199
784,866	Kroger Co.	20,233,846
81,250	Walmart, Inc.	9,642,750

		49,004,795

	Food, Beverage & Tobacco - 5.3%
309,365	Altria Group, Inc.	12,653,029
245,448	Archer-Daniels-Midland Co.	10,080,549
862,611	Coca-Cola Co.	46,960,543
907,864	Diageo plc	37,086,498
77,122	Hershey Co.	11,953,139
208,093	Lamb Weston Holdings, Inc.	15,132,523
305,654	Monster Beverage Corp.*	17,746,271
285,573	PepsiCo., Inc.	39,152,058
404,701	Philip Morris International, Inc.	30,728,947

		221,493,557

	Health Care Equipment & Services - 10.6%
531,204	Baxter International, Inc.	46,464,414
88,738	Becton Dickinson and Co.	22,447,164
243,200	Centene Corp.*	10,520,832
505,166	CVS Health Corp.	31,860,820
251,617	Danaher Corp.	36,341,043
40,674	DexCom, Inc.*	6,070,188
127,641	Haemonetics Corp.*	16,100,636
89,509	Humana, Inc.	22,884,766
159,203	Insulet Corp.*	26,257,351
40,072	Intuitive Surgical, Inc.*	21,636,075
337,001	Koninklijke Philips N.V. ADR(4)	15,545,856
98,136	Koninklijke Philips N.V.	4,534,774
122,452	McKesson Corp.	16,734,290
455,704	Medtronic plc	49,498,568
81,918	Penumbra, Inc.*(4)	11,017,152
116,958	Stryker Corp.	25,298,015
60,127	Teleflex, Inc.	20,428,148

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

215,672	UnitedHealth Group, Inc.	$46,869,839
51,774	WellCare Health Plans, Inc.*	13,418,268

		443,928,199

	Household & Personal Products - 1.1%
509,524	Colgate-Palmolive Co.	37,455,109
100,905	Shiseido Co., Ltd.	8,098,550

		45,553,659

	Insurance - 4.3%
315,873	Athene Holding Ltd. Class A*	13,285,618
292,437	Chubb Ltd.	47,211,029
565,575	CNO Financial Group, Inc.	8,953,052
210,867	Fidelity National Financial, Inc.	9,364,604
807,572	Lancashire Holdings Ltd.	7,350,324
132,829	Lincoln National Corp.	8,012,245
274,225	Marsh & McLennan Cos., Inc.	27,436,211
715,553	MetLife, Inc.	33,745,480
517,270	Ping An Insurance Group Co. of China Ltd. Class H	5,945,349
687,444	Unum Group	20,430,836

		181,734,748

	Materials - 3.2%
275,537	Alcoa Corp.*	5,530,028
187,172	Cabot Corp.	8,482,635
151,358	Celanese Corp.	18,509,570
321,759	CRH plc	11,033,167
119,007	Eastman Chemical Co.	8,786,287
198,531	FMC Corp.	17,407,198
163,156	Linde plc	31,606,580
141,408	Nucor Corp.	7,199,081
141,045	Nutrien Ltd.	7,026,433
203,766	Reliance Steel & Aluminum Co.	20,307,320

		135,888,299

	Media & Entertainment - 5.3%
71,773	Activision Blizzard, Inc.	3,798,227
9,988	Alphabet, Inc. Class A*	12,196,746
46,233	Charter Communications, Inc. Class A*	19,053,544
822,384	Comcast Corp. Class A	37,073,071
127,732	Electronic Arts, Inc.*	12,494,744
98,369	Facebook, Inc. Class A*	17,517,552
84,393	Netflix, Inc.*	22,585,255
1,220,007	Pinterest, Inc. Class A*(4)	32,269,185
118,147	Spotify Technology S.A.*	13,468,758
219,415	Tencent Holdings Ltd.	9,177,666
167,212	TripAdvisor, Inc.*	6,467,760
185,495	Walt Disney Co.	24,173,708
392,372	Yandex N.V. Class A*	13,736,944

		224,013,160

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
217,708	Agilent Technologies, Inc.	16,682,964
187,692	Alnylam Pharmaceuticals, Inc.*	15,094,191
405,519	AstraZeneca plc ADR	18,073,982
37,883	Biogen, Inc.*	8,819,920
281,989	Bristol-Myers Squibb Co.	14,299,662
424,751	Elanco Animal Health, Inc.*	11,294,129
148,436	Exact Sciences Corp.*	13,414,161
7,400	Galapagos N.V. ADR*(4)	1,129,684
65,152	Galapagos N.V.*	9,926,199
234,026	Ionis Pharmaceuticals, Inc.*	14,020,498
456,834	Johnson & Johnson	59,105,183
285,965	Merck & Co., Inc.	24,072,534
23,293	Mettler-Toledo International, Inc.*	16,407,589
539,801	Pfizer, Inc.	19,395,050
207,642	Seattle Genetics, Inc.*	17,732,627

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

92,452	Thermo Fisher Scientific, Inc.	$26,928,494

		286,396,867

	Real Estate - 6.1%
338,058	Acadia Realty Trust REIT	9,661,698
90,650	Alexandria Real Estate Equities, Inc. REIT	13,963,726
181,732	American Tower Corp. REIT	40,186,397
470,880	Americold Realty Trust REIT	17,455,522
83,747	AvalonBay Communities, Inc. REIT	18,033,241
156,175	Boston Properties, Inc. REIT	20,249,650
520,882	Brixmor Property Group, Inc. REIT	10,568,696
499,884	Columbia Property Trust, Inc. REIT	10,572,547
56,583	Crown Castle International Corp. REIT	7,865,603
67,662	Equinix, Inc. REIT	39,027,441
899,645	Host Hotels & Resorts, Inc. REIT	15,554,862
185,185	Mitsui Fudosan Co., Ltd. REIT	4,608,720
155,764	Public Storage REIT	38,204,236
70,525	Simon Property Group, Inc. REIT	10,977,216

		256,929,555

	Retailing - 6.8%
125,070	Alibaba Group Holding Ltd. ADR*	20,915,456
8,451,700	Allstar Co.*(1)(2)(3)	—
38,045	Amazon.com, Inc.*	66,042,696
56,971	Burlington Stores, Inc.*	11,383,945
257,728	Delivery Hero SE*(5)	11,441,929
307,917	Expedia Group, Inc.	41,387,124
70,439	Five Below, Inc.*	8,882,358
220,066	Floor & Decor Holdings, Inc. Class A*	11,256,376
100,521	Genuine Parts Co.	10,010,886
114,847	Home Depot, Inc.	26,646,801
150,786	Lowe’s Cos., Inc.	16,580,429
173,990	Ross Stores, Inc.	19,112,802
605,202	TJX Cos., Inc.	33,733,959
115,140	Tory Burch LLC*(1)(2)(3)	6,007,989

		283,402,750

	Semiconductors & Semiconductor Equipment - 2.5%
687,409	Advanced Micro Devices, Inc.*	19,927,987
59,810	Broadcom, Inc.	16,511,747
495,178	Intel Corp.	25,516,522
127,212	KLA Corp.	20,283,953
625,669	Marvell Technology Group Ltd.	15,622,955
204,468	Micron Technology, Inc.*	8,761,454

		106,624,618

	Software & Services - 9.5%
130,695	Accenture plc Class A	25,139,183
13,650	Adobe, Inc.*	3,770,812
206,121	Amdocs Ltd.	13,626,659
56,269	Capgemini SE	6,625,740
82,967	DocuSign, Inc.*	5,137,317
33,053	Fair Isaac Corp.*	10,032,247
55,913	Fidelity National Information Services, Inc.	7,423,010
71,720	FleetCor Technologies, Inc.*	20,567,862
884,599	Genpact Ltd.	34,278,211
147,096	Global Payments, Inc.	23,388,264
411,586	GoDaddy, Inc. Class A*	27,156,444
202,431	Guidewire Software, Inc.*	21,332,179
13,231	Intuit, Inc.	3,518,652
264,412	Microsoft Corp.	36,761,200
163,999	PayPal Holdings, Inc.*	16,988,656
146,743	ServiceNow, Inc.*	37,250,711
163,209	Slack Technologies, Inc. Class A*(4)	3,872,950
175,489	Splunk, Inc.*	20,683,134
120,935	Square, Inc. Class A*	7,491,923
97,965	VeriSign, Inc.*	18,479,138

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

127,284	Visa, Inc. Class A	$21,894,121
69,922	WEX, Inc.*	14,129,139
119,228	Workday, Inc. Class A*	20,263,991

		399,811,543

	Technology Hardware & Equipment - 2.9%
164,871	CDW Corp.	20,318,702
66,651	Coherent, Inc.*	10,245,592
10,435	Keyence Corp.	6,495,324
35,484	Motorola Solutions, Inc.	6,046,828
371,851	Samsung Electronics Co., Ltd.	15,225,078
203,974	TE Connectivity Ltd.	19,006,297
486,471	Western Digital Corp.	29,013,130
69,360	Zebra Technologies Corp. Class A*	14,313,823

		120,664,774

	Telecommunication Services - 1.7%
717,343	AT&T, Inc.	27,144,259
119,352	Cellnex Telecom S.A.(5)	4,929,660
26,535,416	China Tower Corp. Ltd. Class H(5)	6,022,175
101,000	T-Mobile US, Inc.*	7,955,770
416,610	Verizon Communications, Inc.	25,146,580

		71,198,444

	Transportation - 2.7%
382,164	Canadian National Railway Co.	34,315,001
234,894	Delta Air Lines, Inc.	13,529,894
166,120	Expeditors International of Washington, Inc.	12,341,055
305,474	Southwest Airlines Co.	16,498,651
249,117	Uber Technologies, Inc.*(4)	7,590,595
174,051	Union Pacific Corp.	28,192,781

		112,467,977

	Utilities - 2.7%
277,684	American Electric Power Co., Inc.	26,016,214
133,296	Dominion Energy, Inc.	10,802,308
1,229,549	Iberdrola S.A.	12,779,645
447,010	NRG Energy, Inc.	17,701,596
77,544	Sempra Energy	11,446,270
449,294	Southern Co.	27,752,890
137,092	UGI Corp.	6,891,615

		113,390,538

	Total Common Stocks (cost $3,583,993,707)	$4,069,413,493

Preferred Stocks - 0.9%
	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E*(1)(2)(3)	2,180,081

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(1)(2)(3)	1,328,046

	Software & Services - 0.8%
29,504	Magic Leap, Inc. Series C*(1)(2)(3)	796,608
50,200	Nanigans, Inc. Series D*(1)(2)(3)	113,452
264,470	Pinterest, Inc. Series G*(2)(3)	6,936,938
20,891	Sharecare, Inc. Series B2*(1)(2)(3)	4,651,799
749,645	Uber Technologies, Inc. Series D*(2)(3)	22,372,159

		34,870,956

	Total Preferred Stocks (cost $26,666,595)	$38,379,083

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C*(1)(2)(3)	1,331,376

	Total Convertible Preferred Stocks (cost $1,097,607)	$1,331,376

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Escrows - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(1)(2)(3)		$20,467

	Total Escrows (cost $—)		$20,467

	Total Long-Term Investments (cost $3,611,757,909)		$4,109,144,419

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 2.3%
95,690,342	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.07%(7)		95,690,342

	Securities Lending Collateral - 0.8%
1,545,846	Citibank NA DDCA, 1.82%, 10/1/2019(7)		1,545,846
25,318,758	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(7)		25,318,758
2,421,450	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(7)		2,421,450
4,136,998	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(7)		4,136,998
481,186	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(7)		481,186
399,681	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(7)		399,681

			34,303,919

	Total Short-Term Investments (cost $129,994,261)		$129,994,261

	Total Investments (cost $3,741,752,170)	100.8%	$4,239,138,680
	Other Assets and Liabilities	(0.8)%	(35,399,536)

	Total Net Assets	100.0%	$4,203,739,144

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of these securities was $52,855,047, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $52,855,047 or 1.3% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value

06/2015	Airbnb, Inc. Series E Preferred	16,619	$1,547,136	$2,180,081
08/2011	Allstar Co.	8,451,700	3,676,649	—
07/2015	DraftKings, Inc.	514,432	1,938,195	1,383,822
06/2015	HF Global, Inc.	350,600	4,713,607	5,732,310
08/2014	Honest Co. Series C Convertible Preferred	40,566	1,097,607	1,331,376

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

12/2015	Magic Leap, Inc. Series C Preferred	29,504	679,566	$796,608
03/2015	Nanigans, Inc. Series D Preferred	50,200	548,109	113,452
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Pinterest, Inc. Series G Preferred	264,470	5,695,963	6,936,938
03/2015	Sharecare, Inc. Series B2 Preferred	20,891	5,220,034	4,651,799
09/2015	Social Finance, Inc. Series F Preferred	85,350	1,346,507	1,328,046
11/2013	Tory Burch LLC Uber Technologies, Inc.	115,140	9,024,247	6,007,989
06/2014	Series D Preferred	749,645	11,629,280	22,372,159

			$47,116,900	$52,855,047

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $22,393,764, representing 0.5% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	389	12/20/2019	$57,931,825	$(449,692)

Total futures contracts				$(449,692)

Foreign Currency Contracts Outstanding at September 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
9,669,430	USD	1,035,944,000	JPY	SCB	12/18/19	$31,707	$—

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

SCB	Standard Chartered Bank

Currency Abbreviations:

JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

S&P	Standard & Poor’s

Other Abbreviations:

ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,429,223	$13,421,251	$4,007,972	$—
Banks	110,469,229	107,818,091	2,651,138	—
Capital Goods	260,188,279	223,300,241	31,155,728	5,732,310
Commercial & Professional Services	148,760,673	137,166,464	11,594,209	—
Consumer Durables & Apparel	122,914,878	122,914,878	—	—
Consumer Services	104,720,855	103,337,033	—	1,383,822
Diversified Financials	151,927,800	143,062,686	8,865,114	—
Energy	100,499,073	100,499,073	—	—
Food & Staples Retailing	49,004,795	49,004,795	—	—
Food, Beverage & Tobacco	221,493,557	184,407,059	37,086,498	—
Health Care Equipment & Services	443,928,199	439,393,425	4,534,774	—
Household & Personal Products	45,553,659	37,455,109	8,098,550	—
Insurance	181,734,748	168,439,075	13,295,673	—
Materials	135,888,299	124,855,132	11,033,167	—
Media & Entertainment	224,013,160	214,835,494	9,177,666	—
Pharmaceuticals, Biotechnology & Life Sciences	286,396,867	276,470,668	9,926,199	—
Real Estate	256,929,555	252,320,835	4,608,720	—
Retailing	283,402,750	265,952,832	11,441,929	6,007,989
Semiconductors & Semiconductor Equipment	106,624,618	106,624,618	—	—
Software & Services	399,811,543	393,185,803	6,625,740	—
Technology Hardware & Equipment	120,664,774	98,944,372	21,720,402	—
Telecommunication Services	71,198,444	60,246,609	10,951,835	—
Transportation	112,467,977	112,467,977	—	—
Utilities	113,390,538	100,610,893	12,779,645	—
Preferred Stocks	38,379,083	—	29,309,097	9,069,986
Convertible Preferred Stocks	1,331,376	—	—	1,331,376
Escrows	20,467	—	—	20,467
Short-Term Investments	129,994,261	129,994,261	—	—
Foreign Currency Contracts(2)	31,707	—	31,707	—

Total	$4,239,170,387	$3,966,728,674	$248,895,763	$23,545,950

Liabilities
Futures Contracts(2)	$(449,692)	$(449,692)	$—	$—

Total	$(449,692)	$(449,692)	$—	$—

(1)	For the period ended September 30, 2019, investments valued at $36,435,982 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Hartford Disciplined Equity HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Banks - 7.5%
507,563	Bank of America Corp.	$14,805,613
192,942	Fifth Third Bancorp	5,282,752
138,098	JP Morgan Chase & Co.	16,252,754
74,983	PNC Financial Services Group, Inc.	10,509,617

		46,850,736

	Capital Goods - 5.8%
80,646	AMETEK, Inc.	7,404,916
137,458	Fortune Brands Home & Security, Inc.	7,518,953
46,580	Illinois Tool Works, Inc.	7,289,304
44,324	Raytheon Co.	8,695,925
33,748	Snap-on, Inc.	5,282,912

		36,192,010

	Commercial & Professional Services - 2.9%
34,380	Equifax, Inc.	4,836,235
88,929	IHS Markit Ltd.*	5,947,571
80,649	Republic Services, Inc.	6,980,171

		17,763,977

	Consumer Durables & Apparel - 3.8%
106,945	NIKE, Inc. Class B	10,044,274
69,137	PVH Corp.	6,099,958
80,357	VF Corp.	7,150,969

		23,295,201

	Consumer Services - 2.8%
72,974	Hilton Worldwide Holdings, Inc.	6,794,609
49,274	McDonald’s Corp.	10,579,621

		17,374,230

	Diversified Financials - 2.2%
57,764	American Express Co.	6,832,326
74,649	Capital One Financial Corp.	6,791,566

		13,623,892

	Energy - 1.5%
107,321	Continental Resources, Inc.*	3,304,414
78,257	EOG Resources, Inc.	5,808,234

		9,112,648

	Food & Staples Retailing - 3.4%
34,987	Costco Wholesale Corp.	10,080,105
90,865	Walmart, Inc.	10,783,858

		20,863,963

	Food, Beverage & Tobacco - 3.5%
38,393	Constellation Brands, Inc. Class A	7,958,101
128,015	Kellogg Co.	8,237,765
99,617	Monster Beverage Corp.*	5,783,763

		21,979,629

	Health Care Equipment & Services - 10.6%
103,164	Abbott Laboratories	8,631,732
23,921	Anthem, Inc.	5,743,432
130,072	Baxter International, Inc.	11,377,398
45,254	Danaher Corp.	6,536,035
138,646	Hologic, Inc.*	7,000,237
41,377	Laboratory Corp. of America Holdings*	6,951,336
92,618	Medtronic plc	10,060,167
42,504	UnitedHealth Group, Inc.	9,236,969

		65,537,306

	Household & Personal Products - 4.0%
114,676	Colgate-Palmolive Co.	8,429,833

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

132,220	Procter & Gamble Co.	$16,445,523

		24,875,356

	Insurance - 3.8%
76,757	Allstate Corp.	8,341,951
93,966	Athene Holding Ltd. Class A*	3,952,210
70,323	Chubb Ltd.	11,352,945

		23,647,106

	Materials - 1.9%
29,744	Ecolab, Inc.	5,890,501
48,876	PPG Industries, Inc.	5,792,295

		11,682,796

	Media & Entertainment - 6.0%
3,714	Alphabet, Inc. Class C*	4,527,366
13,410	Alphabet, Inc. Class A*	16,375,487
36,450	Facebook, Inc. Class A*	6,491,016
78,059	Walt Disney Co.	10,172,649

		37,566,518

	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
33,759	Allergan plc	5,681,302
87,682	Eli Lilly & Co.	9,805,478
115,372	Merck & Co., Inc.	9,712,015
32,359	Thermo Fisher Scientific, Inc.	9,425,206

		34,624,001

	Real Estate - 2.2%
34,974	American Tower Corp. REIT	7,733,801
46,719	Boston Properties, Inc. REIT	6,057,585

		13,791,386

	Retailing - 3.3%
4,606	Amazon.com, Inc.*	7,995,601
2,291	Booking Holdings, Inc.*	4,496,340
138,488	TJX Cos., Inc.	7,719,321

		20,211,262

	Semiconductors & Semiconductor Equipment - 3.0%
115,472	Micron Technology, Inc.*	4,947,975
183,303	ON Semiconductor Corp.*	3,521,251
46,076	QUALCOMM, Inc.	3,514,677
117,936	Teradyne, Inc.	6,829,674

		18,813,577

	Software & Services - 11.6%
49,825	Global Payments, Inc.	7,922,175
109,041	GoDaddy, Inc. Class A*	7,194,525
103,629	Leidos Holdings, Inc.	8,899,658
45,319	Mastercard, Inc. Class A	12,307,281
139,599	Microsoft Corp.	19,408,449
46,650	salesforce.com, Inc.*	6,924,726
117,940	SS&C Technologies Holdings, Inc.	6,082,166
20,857	Workday, Inc. Class A*	3,544,856

		72,283,836

	Technology Hardware & Equipment - 5.6%
84,231	Apple, Inc.	18,865,217
49,189	CDW Corp.	6,062,052
57,050	Motorola Solutions, Inc.	9,721,891

		34,649,160

	Telecommunication Services - 1.8%
189,669	Verizon Communications, Inc.	11,448,421

	Transportation - 1.4%
34,587	Norfolk Southern Corp.	6,213,901
72,171	Uber Technologies, Inc.*(1)	2,199,050

		8,412,951

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Utilities - 5.2%
117,250	American Electric Power Co., Inc.		$10,985,152
59,237	NextEra Energy, Inc.		13,801,629
76,822	Pinnacle West Capital Corp.		7,457,112

			32,243,893

	Total Common Stocks (cost $431,336,400)		$616,843,855

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.6%
3,826,782	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.07%(2)		3,826,782

	Securities Lending Collateral - 0.3%
98,625	Citibank NA DDCA, 1.82%, 10/1/2019(2)		98,625
1,615,337	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(2)		1,615,337
154,489	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(2)		154,489
263,940	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(2)		263,940
30,700	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		30,700
25,500	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(2)		25,500

			2,188,591

	Total Short-Term Investments (cost $6,015,373)		$6,015,373
	Total Investments (cost $437,351,773)	100.3%	$622,859,228
	Other Assets and Liabilities	(0.3)%	(2,146,096)

	Total Net Assets	100.0%	$620,713,132

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Disciplined Equity HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$46,850,736	$46,850,736	$—	$—
Capital Goods	36,192,010	36,192,010	—	—
Commercial & Professional Services	17,763,977	17,763,977	—	—
Consumer Durables & Apparel	23,295,201	23,295,201	—	—
Consumer Services	17,374,230	17,374,230	—	—
Diversified Financials	13,623,892	13,623,892	—	—
Energy	9,112,648	9,112,648	—	—
Food & Staples Retailing	20,863,963	20,863,963	—	—
Food, Beverage & Tobacco	21,979,629	21,979,629	—	—
Health Care Equipment & Services	65,537,306	65,537,306	—	—
Household & Personal Products	24,875,356	24,875,356	—	—
Insurance	23,647,106	23,647,106	—	—
Materials	11,682,796	11,682,796	—	—
Media & Entertainment	37,566,518	37,566,518	—	—
Pharmaceuticals, Biotechnology & Life Sciences	34,624,001	34,624,001	—	—
Real Estate	13,791,386	13,791,386	—	—
Retailing	20,211,262	20,211,262	—	—
Semiconductors & Semiconductor Equipment	18,813,577	18,813,577	—	—
Software & Services	72,283,836	72,283,836	—	—
Technology Hardware & Equipment	34,649,160	34,649,160	—	—
Telecommunication Services	11,448,421	11,448,421	—	—
Transportation	8,412,951	8,412,951	—	—
Utilities	32,243,893	32,243,893	—	—
Short-Term Investments	6,015,373	6,015,373	—	—

Total	$622,859,228	$622,859,228	$—	$—

  (1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Dividend and Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Automobiles & Components - 0.5%
193,015	Autoliv, Inc.(1)	$15,225,023

	Banks - 9.1%
3,906,413	Bank of America Corp.	113,950,067
420,387	Bank of Nova Scotia	23,899,001
976,171	JP Morgan Chase & Co.	114,885,565
273,998	PNC Financial Services Group, Inc.	38,403,560

		291,138,193

	Capital Goods - 7.0%
255,581	Deere & Co.	43,111,403
322,523	Eaton Corp. plc	26,817,788
208,668	General Dynamics Corp.	38,129,904
586,193	Johnson Controls International plc	25,728,011
65,506	Lockheed Martin Corp.	25,551,270
113,911	Raytheon Co.	22,348,199
305,314	United Technologies Corp.	41,681,467

		223,368,042

	Consumer Services - 0.9%
300,438	Hilton Worldwide Holdings, Inc.	27,973,782

	Diversified Financials - 4.0%
186,867	American Express Co.	22,102,629
66,264	BlackRock, Inc.	29,529,889
210,087	Charles Schwab Corp.	8,787,939
380,093	Intercontinental Exchange, Inc.	35,071,181
337,707	Northern Trust Corp.	31,514,817

		127,006,455

	Energy - 7.5%
158,218	BP plc ADR	6,010,702
617,122	Chevron Corp.	73,190,669
445,448	ConocoPhillips	25,381,627
2,367,596	Encana Corp.	10,890,942
221,614	Exxon Mobil Corp.	15,648,164
349,991	Hess Corp.	21,167,456
248,743	Marathon Petroleum Corp.	15,111,137
730,942	Noble Energy, Inc.	16,416,957
1,055,407	Suncor Energy, Inc.	33,329,753
436,085	Total S.A. ADR	22,676,420

		239,823,827

	Food & Staples Retailing - 1.9%
440,347	Sysco Corp.	34,963,552
203,970	Walmart, Inc.	24,207,159

		59,170,711

	Food, Beverage & Tobacco - 3.5%
845,000	Coca-Cola Co.	46,001,800
416,239	Kellogg Co.	26,784,980
282,459	PepsiCo., Inc.	38,725,129

		111,511,909

	Health Care Equipment & Services - 6.1%
301,423	Abbott Laboratories	25,220,062
532,628	CVS Health Corp.	33,592,848
100,781	HCA Healthcare, Inc.	12,136,048
562,291	Medtronic plc	61,076,049
224,378	UnitedHealth Group, Inc.	48,761,827
82,481	Universal Health Services, Inc. Class B	12,269,049

		193,055,883

	Household & Personal Products - 0.5%
270,761	Unilever N.V.	16,253,783

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Insurance - 7.1%
635,534	American International Group, Inc.	$35,399,244
111,870	Arthur J Gallagher & Co.	10,020,196
474,520	Chubb Ltd.	76,606,509
206,261	Marsh & McLennan Cos., Inc.	20,636,413
484,023	Principal Financial Group, Inc.	27,657,074
627,298	Prudential Financial, Inc.	56,425,455

		226,744,891

	Materials - 4.0%
177,257	Celanese Corp.	21,676,758
240,547	DuPont de Nemours, Inc.	17,153,407
301,482	FMC Corp.	26,433,942
718,291	International Paper Co.	30,038,930
266,637	Livent Corp.*	1,783,801
251,089	PPG Industries, Inc.	29,756,557

		126,843,395

	Media & Entertainment - 5.5%
73,939	Alphabet, Inc. Class A*	90,289,870
1,861,247	Comcast Corp. Class A	83,905,015

		174,194,885

	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
397,167	Agilent Technologies, Inc.	30,434,907
1,072,098	AstraZeneca plc ADR	47,783,408
739,439	Bristol-Myers Squibb Co.	37,496,952
321,136	Eli Lilly & Co.	35,912,639
536,873	Merck & Co., Inc.	45,193,969
376,533	Novartis AG ADR	32,720,718
1,577,276	Pfizer, Inc.	56,671,526

		286,214,119

	Real Estate - 2.8%
141,714	American Tower Corp. REIT	31,337,217
144,363	Boston Properties, Inc. REIT	18,718,107
21,585	Essex Property Trust, Inc. REIT	7,050,740
200,943	Simon Property Group, Inc. REIT	31,276,778

		88,382,842

	Retailing - 4.1%
39,755	Alibaba Group Holding Ltd. ADR*	6,648,229
164,800	Expedia Group, Inc.	22,150,768
190,524	Home Depot, Inc.	44,205,379
289,475	Lowe’s Cos., Inc.	31,830,671
493,356	TJX Cos., Inc.	27,499,663

		132,334,710

	Semiconductors & Semiconductor Equipment - 2.6%
875,676	Intel Corp.	45,123,585
138,765	KLA Corp.	22,126,079
341,173	Micron Technology, Inc.*	14,619,263

		81,868,927

	Software & Services - 6.3%
79,356	Accenture plc Class A	15,264,127
196,789	International Business Machines Corp.	28,617,056
1,135,671	Microsoft Corp.	157,892,339

		201,773,522

	Technology Hardware & Equipment - 4.7%
176,058	Apple, Inc.	39,431,710
858,328	Cisco Systems, Inc.	42,409,987
1,328,919	HP, Inc.	25,143,147
247,617	Motorola Solutions, Inc.	42,196,413

		149,181,257

	Telecommunication Services - 4.4%
738,266	AT&T, Inc.	27,935,985

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

1,863,014	Verizon Communications, Inc.		$112,451,525

			140,387,510

	Transportation - 1.7%
322,616	Delta Air Lines, Inc.		18,582,682
189,014	Union Pacific Corp.		30,616,488
41,786	United Parcel Service, Inc. Class B		5,006,798

			54,205,968

	Utilities - 4.7%
560,380	Dominion Energy, Inc.		45,413,195
283,066	Edison International		21,348,838
774,246	Exelon Corp.		37,403,824
197,449	NextEra Energy, Inc.		46,003,643

			150,169,500

	Total Common Stocks (cost $2,153,314,214)		$3,116,829,134

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.1%
67,835,981	Fidelity Institutional Government Fund, Institutional Class, 1.92%(2)		67,835,981

	Securities Lending Collateral - 0.4%
530,423	Citibank NA DDCA, 1.82%, 10/1/2019(2)		530,423
8,687,577	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(2)		8,687,577
830,867	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(2)		830,867
1,419,520	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(2)		1,419,520
165,109	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		165,109
137,142	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(2)		137,142

			11,770,638

	Total Short-Term Investments (cost $79,606,619)		$79,606,619
	Total Investments (cost $2,232,920,833)	100.4%	$3,196,435,753
	Other Assets and Liabilities	(0.4)%	(12,390,514)

	Total Net Assets	100.0%	$3,184,045,239

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$15,225,023	$15,225,023	$—	$—
Banks	291,138,193	291,138,193	—	—
Capital Goods	223,368,042	223,368,042	—	—
Consumer Services	27,973,782	27,973,782	—	—
Diversified Financials	127,006,455	127,006,455	—	—
Energy	239,823,827	239,823,827	—	—
Food & Staples Retailing	59,170,711	59,170,711	—	—
Food, Beverage & Tobacco	111,511,909	111,511,909	—	—
Health Care Equipment & Services	193,055,883	193,055,883	—	—
Household & Personal Products	16,253,783	16,253,783	—	—
Insurance	226,744,891	226,744,891	—	—
Materials	126,843,395	126,843,395	—	—
Media & Entertainment	174,194,885	174,194,885	—	—
Pharmaceuticals, Biotechnology & Life Sciences	286,214,119	286,214,119	—	—
Real Estate	88,382,842	88,382,842	—	—
Retailing	132,334,710	132,334,710	—	—
Semiconductors & Semiconductor Equipment	81,868,927	81,868,927	—	—
Software & Services	201,773,522	201,773,522	—	—
Technology Hardware & Equipment	149,181,257	149,181,257	—	—
Telecommunication Services	140,387,510	140,387,510	—	—
Transportation	54,205,968	54,205,968	—	—
Utilities	150,169,500	150,169,500	—	—
Short-Term Investments	79,606,619	79,606,619	—	—

Total	$3,196,435,753	$3,196,435,753	$—	$—

  (1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Global Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Automobiles & Components - 0.7%
21,190	Ferrari N.V.	$3,269,893

	Banks - 0.6%
50,250	HDFC Bank Ltd. ADR	2,866,762

	Capital Goods - 5.2%
28,622	Airbus SE	3,715,952
113,817	Assa Abloy AB Class B	2,530,283
58,807	Atlas Copco AB Class A	1,810,851
17,581	General Dynamics Corp.	3,212,576
13,668	L3Harris Technologies, Inc.	2,851,692
22,673	Lockheed Martin Corp.	8,843,830
19,070	Nidec Corp.	2,582,488

		25,547,672

	Commercial & Professional Services - 1.1%
54,714	Edenred	2,624,619
44,734	IHS Markit Ltd.*	2,991,810

		5,616,429

	Consumer Durables & Apparel - 3.6%
10,808	adidas AG	3,365,009
25,078	Cie Financiere Richemont S.A.	1,837,858
40,419	NIKE, Inc. Class B	3,796,153
713	NVR, Inc.*	2,650,471
39,730	Sony Corp.	2,348,366
183,910	Under Armour, Inc. Class A*	3,667,165

		17,665,022

	Consumer Services - 1.7%
66,347	Hilton Worldwide Holdings, Inc.	6,177,569
517,612	Sands China Ltd.	2,338,920

		8,516,489

	Diversified Financials - 4.9%
65,431	American Express Co.	7,739,179
60,608	Blackstone Group, Inc. Class A	2,960,095
33,351	Intercontinental Exchange, Inc.	3,077,297
62,506	Julius Baer Group Ltd.*	2,768,446
4,074	Partners Group Holding AG	3,128,653
12,677	S&P Global, Inc.	3,105,612
31,122	TD Ameritrade Holding Corp.	1,453,397

		24,232,679

	Energy - 1.2%
188,678	Encana Corp.(1)	864,457
169,637	Galp Energia SGPS S.A.	2,551,196
79,975	Schlumberger Ltd.	2,732,746

		6,148,399

	Food, Beverage & Tobacco - 6.0%
17,410	Constellation Brands, Inc. Class A	3,608,745
328,565	Davide Campari-Milano S.p.A.	2,967,908
179,664	Diageo plc	7,339,325
29,775	Heineken N.V.	3,216,061
102,850	Monster Beverage Corp.*	5,971,471
59,043	Nestle S.A.	6,403,476

		29,506,986

	Health Care Equipment & Services - 5.8%
12,296	Anthem, Inc.	2,952,270
37,875	Baxter International, Inc.	3,312,926
141,235	Boston Scientific Corp.*	5,746,852
16,731	Edwards Lifesciences Corp.*	3,679,314
6,218	Intuitive Surgical, Inc.*	3,357,285
26,097	Medtronic plc	2,834,656

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

12,552	Penumbra, Inc.*(1)	$1,688,118
23,555	UnitedHealth Group, Inc.	5,118,973

		28,690,394

	Insurance - 3.3%
410,000	AIA Group Ltd.	3,866,727
15,732	Aon plc	3,045,243
504,538	Ping An Insurance Group Co. of China Ltd. Class H	5,799,011
43,715	Progressive Corp.	3,376,984

		16,087,965

	Materials - 1.1%
123,411	BHP Group plc	2,635,969
26,080	Shin-Etsu Chemical Co., Ltd.	2,806,478

		5,442,447

	Media & Entertainment - 11.4%
14,075	Alphabet, Inc. Class C*	17,157,425
68,868	Electronic Arts, Inc.*	6,736,668
72,975	Facebook, Inc. Class A*	12,995,388
11,221	Netflix, Inc.*	3,002,964
7,050	Nintendo Co., Ltd.	2,626,099
87,331	Pinterest, Inc. Class A*(1)	2,309,905
23,322	Spotify Technology S.A.*	2,658,708
136,520	Tencent Holdings Ltd.	5,710,343
81,262	Yandex N.V. Class A*	2,844,983

		56,042,483

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
43,340	Agilent Technologies, Inc.	3,321,144
95,734	AstraZeneca plc	8,547,995
18,785	Bluebird Bio, Inc.*	1,724,839
31,208	Eli Lilly & Co.	3,489,991
41,373	Gilead Sciences, Inc.	2,622,221
16,919	ICON plc*	2,492,845
90,341	Novartis AG	7,840,419
31,637	Seattle Genetics, Inc.*	2,701,800

		32,741,254

	Real Estate - 1.8%
39,375	American Tower Corp. REIT	8,706,994

	Retailing - 10.7%
35,634	Alibaba Group Holding Ltd. ADR*	5,959,074
10,370	Amazon.com, Inc.*	18,001,387
72,087	Dollarama, Inc.	2,580,735
20,935	Expedia Group, Inc.	2,813,873
46,522	Home Depot, Inc.	10,794,034
34,059	Ross Stores, Inc.	3,741,381
130,828	TJX Cos., Inc.	7,292,353
14,098	Wayfair, Inc. Class A*(1)	1,580,668

		52,763,505

	Semiconductors & Semiconductor Equipment - 5.3%
136,244	Advanced Micro Devices, Inc.*	3,949,714
16,902	ASML Holding N.V.	4,191,923
146,716	Infineon Technologies AG	2,636,010
23,483	KLA Corp.	3,744,364
134,362	Marvell Technology Group Ltd.	3,355,019
245,610	MediaTek, Inc.	2,922,195
52,067	Micron Technology, Inc.*	2,231,071
321,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,850,971

		25,881,267

	Software & Services - 22.5%
20,322	Accenture plc Class A	3,908,937
33,551	Adobe, Inc.*	9,268,464
19,829	Automatic Data Processing, Inc.	3,200,797
51,984	DocuSign, Inc.*	3,218,849

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

23,842	Fidelity National Information Services, Inc.	$3,165,264
30,498	Fiserv, Inc.*	3,159,288
11,887	FleetCor Technologies, Inc.*	3,408,954
24,115	Global Payments, Inc.	3,834,285
12,325	Intuit, Inc.	3,277,711
38,725	Mastercard, Inc. Class A	10,516,548
182,855	Microsoft Corp.	25,422,331
13,530	Pagseguro Digital Ltd. Class A*	626,574
84,406	PayPal Holdings, Inc.*	8,743,618
61,476	salesforce.com, Inc.*	9,125,497
17,752	ServiceNow, Inc.*	4,506,345
28,643	Splunk, Inc.*	3,375,864
15,787	Temenos AG*	2,643,532
13,373	VeriSign, Inc.*	2,522,549
38,149	Visa, Inc. Class A	6,562,009

		110,487,416

	Technology Hardware & Equipment - 1.5%
28,423	CDW Corp.	3,502,850
32,310	Samsung Electronics Co., Ltd.	1,322,902
164,713	Sunny Optical Technology Group Co., Ltd.	2,417,799

		7,243,551

	Telecommunication Services - 1.5%
71,441	Cellnex Telecom S.A.*(2)	2,950,766
53,361	T-Mobile US, Inc.*	4,203,246

		7,154,012

	Transportation - 2.4%
33,749	Canadian National Railway Co.	3,030,366
14,589	Norfolk Southern Corp.	2,621,060
76,282	Uber Technologies, Inc.*(1)	2,324,313
23,742	Union Pacific Corp.	3,845,729

		11,821,468

	Total Common Stocks (cost $369,680,650)	$486,433,087

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 1.0%
5,039,912	Fidelity Institutional Government Fund, Institutional Class, 1.92%(3)	5,039,912

	Securities Lending Collateral - 1.0%
223,054	Citibank NA DDCA, 1.82%, 10/1/2019(3)	223,054
3,653,306	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(3)	3,653,306
349,397	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(3)	349,397
596,937	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(3)	596,937
69,431	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(3)	69,431
57,671	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(3)	57,671

		4,949,796

	Total Short-Term Investments (cost $9,989,708)	$9,989,708

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total Investments (cost $379,670,358)	101.0%	$496,422,795
Other Assets and Liabilities	(1.0)%	(4,888,212)

Total Net Assets	100.0%	$491,534,583

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of this security was $2,950,766, representing 0.6% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,269,893	$—	$3,269,893	$—
Banks	2,866,762	2,866,762	—	—
Capital Goods	25,547,672	14,908,098	10,639,574	—
Commercial & Professional Services	5,616,429	2,991,810	2,624,619	—
Consumer Durables & Apparel	17,665,022	13,478,798	4,186,224	—
Consumer Services	8,516,489	6,177,569	2,338,920	—
Diversified Financials	24,232,679	18,335,580	5,897,099	—
Energy	6,148,399	3,597,203	2,551,196	—
Food, Beverage & Tobacco	29,506,986	9,580,216	19,926,770	—
Health Care Equipment & Services	28,690,394	28,690,394	—	—
Insurance	16,087,965	6,422,227	9,665,738	—
Materials	5,442,447	—	5,442,447	—
Media & Entertainment	56,042,483	47,706,041	8,336,442	—
Pharmaceuticals, Biotechnology & Life Sciences	32,741,254	16,352,840	16,388,414	—
Real Estate	8,706,994	8,706,994	—	—
Retailing	52,763,505	52,763,505	—	—
Semiconductors & Semiconductor Equipment	25,881,267	13,280,168	12,601,099	—
Software & Services	110,487,416	107,843,884	2,643,532	—
Technology Hardware & Equipment	7,243,551	3,502,850	3,740,701	—
Telecommunication Services	7,154,012	4,203,246	2,950,766	—
Transportation	11,821,468	11,821,468	—	—
Short-Term Investments	9,989,708	9,989,708	—	—

Total	$496,422,795	$383,219,361	$113,203,434	$—

  (1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Healthcare HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.8%
	Biotechnology - 23.4%
17,162	Aimmune Therapeutics, Inc.*	$359,372
124,441	Alkermes plc*	2,427,844
22,377	Alnylam Pharmaceuticals, Inc.*	1,799,558
27,515	Arena Pharmaceuticals, Inc.*	1,259,362
29,785	Assembly Biosciences, Inc.*	292,787
25,280	Audentes Therapeutics, Inc.*	710,115
19,940	Bluebird Bio, Inc.*	1,830,891
36,231	Calithera Biosciences, Inc.*	111,954
125,512	Coherus Biosciences, Inc.*	2,542,873
12,257	Cyclerion Therapeutics, Inc.*	148,555
55,218	CytomX Therapeutics, Inc.*	407,509
46,106	Forty Seven, Inc.*	296,001
59,672	G1 Therapeutics, Inc.*(1)	1,359,328
8,690	Galapagos N.V.*	1,323,960
9,442	Genmab A/S*	1,918,459
32,622	Genus plc	1,122,678
34,540	Global Blood Therapeutics, Inc.*	1,675,881
70,987	GlycoMimetics, Inc.*(1)	305,954
35,151	Heron Therapeutics, Inc.*	650,293
16,944	Incyte Corp.*	1,257,753
140,928	Ironwood Pharmaceuticals, Inc.*	1,209,867
34,298	Karyopharm Therapeutics, Inc.*	329,947
11,834	Madrigal Pharmaceuticals, Inc.*	1,020,327
77,727	Medicines Co.*	3,886,350
123,266	Momenta Pharmaceuticals, Inc.*	1,597,527
47,140	Myovant Sciences Ltd.*(1)	245,128
15,767	ObsEva S.A.*	131,339
80,813	PhaseBio Pharmaceuticals, Inc.*	336,990
86,339	Portola Pharmaceuticals, Inc.*	2,315,612
31,856	Ra Pharmaceuticals, Inc.*	753,394
23,850	Radius Health, Inc.*	614,138
312,233	Rigel Pharmaceuticals, Inc.*	583,876
42,422	Seattle Genetics, Inc.*	3,622,839
129,420	Syndax Pharmaceuticals, Inc.*	966,767
13,743	Ultragenyx Pharmaceutical, Inc.*	587,926
30,332	UroGen Pharma Ltd.*(1)	722,812
28,348	Vertex Pharmaceuticals, Inc.*	4,802,718
40,905	Zai Lab Ltd. ADR*	1,323,277
13,729	Zealand Pharma A/S ADR*	348,167

		47,200,128

	Health Care Distributors - 0.5%
309,600	Sinopharm Group Co., Ltd. Class H	967,801

	Health Care Equipment - 24.6%
121,688	Abbott Laboratories	10,181,635
40,373	AtriCure, Inc.*	1,006,903
32,867	Baxter International, Inc.	2,874,876
170,624	Boston Scientific Corp.*	6,942,690
43,134	Danaher Corp.	6,229,844
20,691	Edwards Lifesciences Corp.*	4,550,158
10,195	Hill-Rom Holdings, Inc.	1,072,820
14,720	iRhythm Technologies, Inc.*	1,090,899
86,309	Medtronic plc	9,374,884
31,948	NuVasive, Inc.*	2,024,864
61,419	Smith & Nephew plc	1,479,085
20,207	Zimmer Biomet Holdings, Inc.	2,773,815

		49,602,473

	Health Care Facilities - 4.6%
51,965	Acadia Healthcare Co., Inc.*	1,615,072
29,900	Encompass Health Corp.	1,892,072
32,890	HCA Healthcare, Inc.	3,960,614

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

53,142	NMC Health plc	$1,771,176

		9,238,934

	Health Care Services - 0.6%
8,685	Amedisys, Inc.*	1,137,822

	Health Care Supplies - 0.5%
3,278	Alcon, Inc.*	191,205
34,100	Asahi Intecc Co., Ltd.	899,680

		1,090,885

	Health Care Technology - 1.5%
1,075	Health Catalyst, Inc.	34,013
54,240	HMS Holdings Corp.*	1,869,382
1,760	Phreesia, Inc.*	42,662
15,792	Teladoc Health, Inc.*(1)	1,069,434

		3,015,491

	Life Sciences Tools & Services - 6.8%
72,100	Avantor, Inc.*	1,059,870
8,310	Bio-Techne Corp.	1,626,018
7,349	ICON plc*	1,082,802
4,956	Tecan Group AG	1,184,592
26,076	Thermo Fisher Scientific, Inc.	7,595,156
98,202	WuXi AppTec Co., Ltd. Class H(2)	1,072,649

		13,621,087

	Managed Health Care - 9.3%
28,919	Anthem, Inc.	6,943,452
10,588	Humana, Inc.	2,707,034
7,172	Molina Healthcare, Inc.*	786,912
24,999	UnitedHealth Group, Inc.	5,432,782
10,871	WellCare Health Plans, Inc.*	2,817,437

		18,687,617

	Pharmaceuticals - 25.0%
91,604	Amneal Pharmaceuticals, Inc.*	265,652
128,751	AstraZeneca plc ADR	5,738,432
164,740	Bristol-Myers Squibb Co.	8,353,965
15,595	Chugai Pharmaceutical Co., Ltd.	1,218,705
33,845	Daiichi Sankyo Co., Ltd.	2,138,645
34,013	Dermira, Inc.*	217,343
40,209	Eisai Co., Ltd.	2,054,157
26,525	Elanco Animal Health, Inc.*	705,300
63,864	Eli Lilly & Co.	7,141,911
8,509	Hikma Pharmaceuticals plc	230,030
18,850	Hutchison China MediTech Ltd. ADR*	336,284
11,944	Kala Pharmaceuticals, Inc.*	45,447
25,463	Laboratorios Farmaceuticos Rovi S.A.	607,799
154,251	MediWound Ltd.*	488,976
102,813	Mylan N.V.*	2,033,641
27,198	MyoKardia, Inc.*	1,418,376
15,673	Novartis AG	1,360,212
46,580	Odonate Therapeutics, Inc.*	1,212,477
48,976	Ono Pharmaceutical Co., Ltd.	891,950
257,715	Pfizer, Inc.	9,259,700
46,317	Revance Therapeutics, Inc.*	602,121
22,000	Satsuma Pharmaceuticals, Inc.*	330,220
12,919	Takeda Pharmaceutical Co., Ltd.	443,324
60,863	Teva Pharmaceutical Industries Ltd. ADR*	418,737
24,605	Tricida, Inc.*	759,556
19,304	UCB S.A.	1,400,551
26,643	WaVe Life Sciences Ltd.*(1)	546,981

		50,220,492

	Total Common Stocks (cost $170,843,961)	$194,782,730

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Rights - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
11,725	Clementia Pharmaceuticals, Inc.*(3)(4)		$15,829

	Total Rights (cost $15,829)		$15,829

	Total Long-Term Investments (cost $170,859,790)		$194,798,559

Short-Term Investments - 5.6%
	Other Investment Pools & Funds - 4.3%
8,568,372	Fidelity Institutional Government Fund, Institutional Class, 1.92%(5)		8,568,372

	Securities Lending Collateral - 1.3%
121,312	Citibank NA DDCA, 1.82%, 10/1/2019(5)		121,312
1,986,919	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(5)		1,986,919
190,026	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(5)		190,026
324,656	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(5)		324,656
37,762	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(5)		37,762
31,365	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(5)		31,365

			2,692,040

	Total Short-Term Investments (cost $11,260,412)		$11,260,412

	Total Investments (cost $182,120,202)	102.4%	$206,058,971
	Other Assets and Liabilities	(2.4)%	(4,856,117)

	Total Net Assets	100.0%	$201,202,854

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of this security was $1,072,649, representing 0.5% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of this security was $15,829, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Biotechnology	$47,200,128	$42,835,031	$4,365,097	$—
Health Care Distributors	967,801	—	967,801	—
Health Care Equipment	49,602,473	48,123,388	1,479,085	—
Health Care Facilities	9,238,934	7,467,758	1,771,176	—
Health Care Services	1,137,822	1,137,822	—	—
Health Care Supplies	1,090,885	—	1,090,885	—
Health Care Technology	3,015,491	3,015,491	—	—
Life Sciences Tools & Services	13,621,087	11,363,846	2,257,241	—
Managed Health Care	18,687,617	18,687,617	—	—
Pharmaceuticals	50,220,492	40,482,918	9,737,574	—
Rights	15,829	—	—	15,829
Short-Term Investments	11,260,412	11,260,412	—	—

Total	$206,058,971	$184,374,283	$21,668,859	$15,829

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Hartford High Yield HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.8%
	Consumer Services - 0.3%
58,800	Caesars Entertainment Corp.*	$685,608

	Diversified Financials - 0.3%
21,000	OneMain Holdings, Inc.	770,280

	Energy - 0.2%
206,275,142	KCA Deutag*(1)(2)(3)	676,995

	Total Common Stocks (cost $4,588,300)	$2,132,883

Corporate Bonds - 89.1%
	Aerospace/Defense - 1.4%
	DAE Funding LLC
$ 370,000	4.50%, 08/01/2022(4)	375,550
760,000	5.00%, 08/01/2024(4)	792,300
	TransDigm, Inc.
2,205,000	6.25%, 03/15/2026(4)	2,367,619

		3,535,469

	Airlines - 1.1%
	Bombardier, Inc.
1,785,000	6.13%, 01/15/2023(4)	1,818,022
870,000	7.88%, 04/15/2027(4)	866,390

		2,684,412

	Auto Parts & Equipment - 0.9%
	Adient Global Holdings Ltd.
EUR 950,000	3.50%, 08/15/2024(5)	877,960
	Adient U.S. LLC
$ 200,000	7.00%, 05/15/2026(4)	209,000
	American Axle & Manufacturing, Inc.
155,000	6.25%, 04/01/2025	150,544
420,000	6.50%, 04/01/2027	400,050
	Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
625,000	8.50%, 05/15/2027(4)	632,813

		2,270,367

	Chemicals - 0.5%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	137,200
767,000	5.15%, 03/15/2034	802,244
220,000	5.38%, 03/15/2044	221,546

		1,160,990

	Coal - 0.2%
275,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(6)	68,750
1,520,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(4)	319,200

		387,950

	Commercial Banks - 3.0%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 400,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(5)(7)(8)	481,758
	Banco de Sabadell S.A.
1,400,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(5)(7)(8)	1,522,970
	BNP Paribas S.A.
$ 1,080,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(4)(7)(8)	1,138,050
	Credit Agricole S.A.
690,000	7.88%, 01/23/2024, (7.88% fixed rate until 01/23/2024; 5 year USD Swap + 4.898% thereafter)(4)(7)(8)	769,350

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Credit Suisse Group AG
$ 2,135,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(5)(7)(8)	$2,257,763
1,580,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(4)	1,453,600

		7,623,491

	Commercial Services - 2.3%
	APX Group, Inc.
995,000	7.63%, 09/01/2023	885,550
860,000	7.88%, 12/01/2022	854,883
401,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	408,018
614,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(4)	580,230
75,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(4)	76,125
1,240,000	Herc Holdings, Inc. 5.50%, 07/15/2027(4)	1,289,600
	Service Corp. International
385,000	4.63%, 12/15/2027	401,844
270,000	5.13%, 06/01/2029	288,563
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	449,014
555,000	5.88%, 09/15/2026	591,796

		5,825,623

	Construction Materials - 0.9%
615,000	Norbord, Inc. 5.75%, 07/15/2027(4)	630,375
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	1,653,150

		2,283,525

	Distribution/Wholesale - 0.7%
735,000	Core & Main Holdings L.P. 8.63%, 09/15/2024(4)(9)	740,512
465,000	IAA, Inc. 5.50%, 06/15/2027(4)	490,575
395,000	Performance Food Group, Inc. 5.50%, 10/15/2027(4)	415,738

		1,646,825

	Diversified Financial Services - 4.9%
1,145,000	Ally Financial, Inc. 3.88%, 05/21/2024	1,184,846
655,000	Credit Acceptance Corp. 6.63%, 03/15/2026(4)	700,850
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	638,600
1,210,000	goeasy Ltd. 7.88%, 11/01/2022(4)	1,258,400
	Navient Corp.
365,000	5.63%, 08/01/2033	308,199
1,316,000	5.88%, 10/25/2024	1,325,870
240,000	6.13%, 03/25/2024	248,926
815,000	6.50%, 06/15/2022	867,975
197,000	7.25%, 09/25/2023	214,139
	Springleaf Finance Corp.
445,000	6.13%, 03/15/2024	478,931
410,000	6.88%, 03/15/2025	451,769
140,000	7.13%, 03/15/2026	155,306
675,000	7.75%, 10/01/2021	734,062
1,730,000	8.25%, 12/15/2020	1,840,287
2,040,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(4)	2,101,200

		12,509,360

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Electric - 1.2%
$ 2,220,000	AES Corp. 5.13%, 09/01/2027	$2,358,750
700,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(4)	721,000

		3,079,750

	Entertainment - 3.0%
1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(4)	1,175,760
	Eldorado Resorts, Inc.
1,350,000	6.00%, 04/01/2025	1,424,250
195,000	6.00%, 09/15/2026	213,525
650,000	Golden Entertainment, Inc. 7.63%, 04/15/2026(4)	677,625
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(4)	1,766,712
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(4)	1,936,400
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(4)	332,313

		7,526,585

	Environmental Control - 1.7%
	Clean Harbors, Inc.
984,000	4.88%, 07/15/2027(4)	1,027,050
442,000	5.13%, 07/15/2029(4)	468,520
745,000	Stericycle, Inc. 5.38%, 07/15/2024(4)	765,487
2,107,000	Tervita Corp. 7.63%, 12/01/2021(4)	2,141,239

		4,402,296

	Food - 2.3%
535,000	B&G Foods, Inc. 5.25%, 09/15/2027	547,091
	Post Holdings, Inc.
1,705,000	5.00%, 08/15/2026(4)	1,768,255
1,151,000	5.63%, 01/15/2028(4)	1,220,060
660,000	5.75%, 03/01/2027(4)	699,732
1,665,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,677,488

		5,912,626

	Gas - 0.8%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
307,000	5.50%, 05/20/2025	329,641
364,000	5.75%, 05/20/2027	392,210
1,219,000	5.88%, 08/20/2026	1,336,695

		2,058,546

	Healthcare-Products - 1.3%
2,380,000	Avantor, Inc. 6.00%, 10/01/2024(4)	2,550,241
750,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(4)	766,763

		3,317,004

	Healthcare-Services - 3.5%
195,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(4)	202,313
700,000	CHS/Community Health Systems, Inc. 8.13%, 06/30/2024(4)	556,500
1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,921,428
	HCA, Inc.
670,000	5.25%, 06/15/2026	746,056
1,085,000	5.38%, 02/01/2025	1,185,363

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,430,000	5.38%, 09/01/2026	$1,571,141
130,000	5.63%, 09/01/2028	144,859
105,000	5.88%, 02/01/2029	117,939
1,124,000	7.50%, 11/15/2095	1,249,045
1,150,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(4)	1,058,000

		8,752,644

	Home Builders - 2.0%
1,310,000	KB Home 8.00%, 03/15/2020	1,341,702
	M/I Homes, Inc.
150,000	5.63%, 08/01/2025	154,500
2,115,000	6.75%, 01/15/2021	2,136,150
1,325,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(4)	1,437,625

		5,069,977

	Household Products - 0.5%
2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,272,000

	Household Products/Wares - 0.5%
EUR 1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(5)	1,299,321

	Insurance - 1.9%
	Acrisure LLC / Acrisure Finance, Inc.
$ 765,000	7.00%, 11/15/2025(4)	713,210
1,365,000	8.13%, 02/15/2024(4)	1,470,787
650,000	10.13%, 08/01/2026(4)	679,250
410,000	CNO Financial Group, Inc. 5.25%, 05/30/2029	448,950
	Genworth Holdings, Inc.
110,000	4.80%, 02/15/2024	101,200
770,000	4.90%, 08/15/2023	731,192
440,000	7.20%, 02/15/2021	450,441
245,000	7.63%, 09/24/2021	253,675
35,000	7.70%, 06/15/2020	35,788

		4,884,493

	Iron/Steel - 0.5%
	Steel Dynamics, Inc.
230,000	4.13%, 09/15/2025	232,300
1,130,000	5.50%, 10/01/2024	1,159,719

		1,392,019

	Lodging - 4.1%
	Boyd Gaming Corp.
790,000	6.00%, 08/15/2026	833,377
920,000	6.38%, 04/01/2026	975,200
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,031,750
1,587,000	Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024	1,616,756
1,360,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(4)	1,388,900
615,000	MGM Resorts International 5.50%, 04/15/2027	673,948
1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(4)	1,557,262
1,280,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(4)	1,347,584

		10,424,777

	Machinery-Diversified - 0.5%
1,116,000	Cloud Crane LLC 10.13%, 08/01/2024(4)	1,194,120

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Media - 10.1%
	Altice France S.A.
$ 2,370,000	7.38%, 05/01/2026(4)	$2,541,138
1,040,000	8.13%, 02/01/2027(4)	1,147,900
	Altice Luxembourg S.A.
1,000,000	7.63%, 02/15/2025(4)	1,042,500
EUR 645,000	8.00%, 05/15/2027(5)	771,886
	CCO Holdings LLC / CCO Holdings Capital Corp.
$ 120,000	5.13%, 02/15/2023	121,950
245,000	5.13%, 05/01/2023(4)	251,061
95,000	5.25%, 09/30/2022	96,090
545,000	5.75%, 09/01/2023	555,900
105,000	5.75%, 01/15/2024	107,362
3,000,000	5.75%, 02/15/2026(4)	3,171,000
	CSC Holdings LLC
1,775,000	5.13%, 12/15/2021(4)	1,775,355
1,195,000	5.25%, 06/01/2024	1,284,625
585,000	5.50%, 04/15/2027(4)	618,573
1,490,000	6.50%, 02/01/2029(4)	1,656,098
	DISH DBS Corp.
285,000	5.00%, 03/15/2023	287,935
595,000	5.88%, 07/15/2022	618,800
435,000	5.88%, 11/15/2024	431,194
945,000	6.75%, 06/01/2021	994,423
380,000	7.75%, 07/01/2026	386,650
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(4)	1,300,494
380,000	5.88%, 07/15/2026(4)	395,200
	iHeartCommunications, Inc.
645,000	5.25%, 08/15/2027(4)	670,800
	Sinclair Television Group, Inc.
520,000	5.13%, 02/15/2027(4)	522,600
270,000	5.63%, 08/01/2024(4)	277,762
495,000	5.88%, 03/15/2026(4)	517,894
	Sirius XM Radio, Inc.
520,000	4.63%, 07/15/2024(4)	539,152
1,120,000	5.50%, 07/01/2029(4)	1,195,600
817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(4)	857,850
1,328,000	Ziggo B.V. 5.50%, 01/15/2027(4)	1,384,042

		25,521,834

	Metal Fabricate/Hardware - 0.8%
215,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(4)	217,954
	Novelis Corp.
605,000	5.88%, 09/30/2026(4)	634,464
1,115,000	6.25%, 08/15/2024(4)	1,165,175

		2,017,593

	Mining - 0.2%
520,000	Constellium SE 5.88%, 02/15/2026(4)	542,100

	Office/Business Equipment - 1.1%
	Pitney Bowes, Inc.
280,000	4.63%, 03/15/2024	266,000
880,000	5.20%, 04/01/2023	866,800
1,600,000	Xerox Corp. 4.13%, 03/15/2023	1,626,000

		2,758,800

	Oil & Gas - 8.0%
2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(4)	2,271,978
875,000	California Resources Corp. 8.00%, 12/15/2022(4)	433,125

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 725,000	Centennial Resource Production LLC 5.38%, 01/15/2026(4)	$688,750
	Chesapeake Energy Corp.
1,435,000	7.00%, 10/01/2024	1,029,612
915,000	7.50%, 10/01/2026	622,200
1,000,000	8.00%, 06/15/2027	680,200
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,471,112
220,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.75%, 05/15/2026(4)	165,000
1,355,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	1,358,387
1,120,000	Matador Resources Co. 5.88%, 09/15/2026	1,122,128
	MEG Energy Corp.
220,000	6.38%, 01/30/2023(4)	212,300
1,090,000	6.50%, 01/15/2025(4)	1,111,800
685,000	7.00%, 03/31/2024(4)	661,025
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,757,650
205,000	5.38%, 10/01/2022	196,093
150,000	5.63%, 03/01/2026	129,420
245,000	6.80%, 03/01/2020	245,613
	SM Energy Co.
1,680,000	5.00%, 01/15/2024	1,507,800
275,000	5.63%, 06/01/2025	235,758
240,000	6.13%, 11/15/2022	230,004
420,000	6.63%, 01/15/2027	362,250
1,110,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	1,182,128
1,275,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(4)	580,125
	WPX Energy, Inc.
1,470,000	5.25%, 09/15/2024	1,495,725
270,000	5.75%, 06/01/2026	276,750
295,000	8.25%, 08/01/2023	331,875

		20,358,808

	Packaging & Containers - 4.5%
1,700,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(9)	1,751,000
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
495,000	4.13%, 08/15/2026(4)	498,094
1,440,000	5.25%, 08/15/2027(4)	1,458,000
340,000	6.00%, 02/15/2025(4)	355,504
1,265,000	Berry Global, Inc. 6.00%, 10/15/2022	1,282,394
1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,061,944
	Flex Acquisition Co., Inc.
1,875,000	6.88%, 01/15/2025(4)	1,710,187
575,000	7.88%, 07/15/2026(4)	527,562
535,000	OI European Group B.V. 4.00%, 03/15/2023(4)	538,344
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,250,000	5.13%, 07/15/2023(4)	1,279,687
600,000	7.00%, 07/15/2024(4)	621,750
200,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(4)	210,240

		11,294,706

	Pharmaceuticals - 2.8%
	Bausch Health Cos., Inc.
690,000	5.50%, 03/01/2023(4)	698,625
1,593,000	5.88%, 05/15/2023(4)	1,612,912
700,000	6.13%, 04/15/2025(4)	725,375
1,225,000	7.00%, 01/15/2028(4)	1,319,447

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(4)	$288,050
1,200,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 02/01/2025(4)	708,000
910,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	897,488
	Teva Pharmaceutical Finance Netherlands B.V.
620,000	3.15%, 10/01/2026	433,938
640,000	6.75%, 03/01/2028	521,600

		7,205,435

	Pipelines - 4.0%
1,684,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	1,842,927
530,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(4)	542,587
1,660,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	1,767,900
	Energy Transfer Operating L.P.
230,000	4.25%, 03/15/2023	240,296
1,773,000	7.50%, 10/15/2020	1,863,239
950,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(4)	950,000
2,570,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(4)	2,804,101

		10,011,050

	REITS - 0.7%
1,735,000	Iron Mountain, Inc. 4.88%, 09/15/2029(4)	1,761,546

	Retail - 3.7%
	1011778 BC ULC / New Red Finance, Inc.
90,000	3.88%, 01/15/2028(4)	90,572
2,885,000	5.00%, 10/15/2025(4)	2,983,234
	Beacon Roofing Supply, Inc.
130,000	4.50%, 11/15/2026(4)	131,300
895,000	4.88%, 11/01/2025(4)	876,966
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
620,000	4.75%, 06/01/2027(4)	645,575
750,000	5.25%, 06/01/2026(4)	793,875
	L Brands, Inc.
1,170,000	5.25%, 02/01/2028	1,088,568
185,000	6.75%, 07/01/2036	156,945
85,000	6.88%, 11/01/2035	73,631
	United Rentals North America, Inc.
2,140,000	4.88%, 01/15/2028	2,225,600
	Yum! Brands, Inc.
300,000	4.75%, 01/15/2030(4)	309,798

		9,376,064

	Semiconductors - 2.7%
1,345,000	Entegris, Inc. 4.63%, 02/10/2026(4)	1,392,075
	Micron Technology, Inc.
185,000	4.64%, 02/06/2024	196,271
910,000	4.98%, 02/06/2026	980,241
955,000	5.50%, 02/01/2025	981,411
	Qorvo, Inc.
275,000	4.38%, 10/15/2029(4)	276,891
1,400,000	5.50%, 07/15/2026	1,478,750
	Sensata Technologies B.V.
1,221,000	5.00%, 10/01/2025(4)	1,304,944
235,000	5.63%, 11/01/2024(4)	255,562

		6,866,145

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Software - 2.7%
$ 595,000	CDK Global, Inc. 5.25%, 05/15/2029(4)	$615,825
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(4)	994,700
2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,108,719
	IQVIA, Inc.
EUR 390,000	2.25%, 01/15/2028(4)	432,460
$ 680,000	5.00%, 05/15/2027(4)	712,300
1,370,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(4)	1,431,684
548,000	Western Digital Corp. 4.75%, 02/15/2026	563,755

		6,859,443

	Telecommunications - 7.0%
	Altice Financing S.A.
380,000	6.63%, 02/15/2023(4)	389,975
1,725,000	7.50%, 05/15/2026(4)	1,832,795
215,000	Altice France S.A. 5.50%, 01/15/2028(4)	217,709
	CenturyLink, Inc.
1,859,000	5.63%, 04/01/2025	1,928,712
466,000	7.50%, 04/01/2024	521,151
1,010,000	Embarq Corp. 8.00%, 06/01/2036	998,638
	Frontier Communications Corp.
940,000	6.88%, 01/15/2025	418,300
1,275,000	8.50%, 04/01/2026(4)	1,274,873
570,000	10.50%, 09/15/2022	263,625
2,115,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(4)	2,130,207
550,000	Sprint Capital Corp. 8.75%, 03/15/2032	678,398
	Sprint Corp.
2,495,000	7.25%, 09/15/2021	2,662,414
10,000	7.63%, 02/15/2025	11,000
2,694,000	7.88%, 09/15/2023	2,959,251
480,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	559,205
	Telecom Italia S.p.A.
725,000	5.30%, 05/30/2024(4)	781,876

		17,628,129

	Toys/Games/Hobbies - 0.5%
1,250,000	Mattel, Inc. 6.75%, 12/31/2025(4)	1,304,300

	Trucking & Leasing - 0.6%
	Avolon Holdings Funding Ltd.
335,000	3.95%, 07/01/2024(4)	343,610
140,000	4.38%, 05/01/2026(4)	144,802
945,000	5.25%, 05/15/2024(4)	1,011,906

		1,500,318

	Total Corporate Bonds (cost $222,668,816)	$225,520,441

Senior Floating Rate Interests - 5.4%(10)
	Auto Parts & Equipment - 0.3%
790,000	Panther BF Aggregator L.P. 5.54%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	781,610

	Commercial Services - 1.4%
760,375	Blackhawk Network Holdings, Inc. 5.04%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	757,204
2,125,000	Dun & Bradstreet Corp. 7.05%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	2,137,516

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 641,875	Trans Union LLC 4.04%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	$643,480

		3,538,200

	Diversified Financial Services - 0.3%
708,942	Crown Finance U.S., Inc. 4.29%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	703,895

	Food Service - 0.1%
246,875	CHG PPC Parent LLC 4.79%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	246,875

	Gas - 0.1%
273,625	Messer Industries GmbH 4.60%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	272,908

	Healthcare-Services - 0.3%
641,532	Syneos Health, Inc. 4.04%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	643,405

	Household Products - 0.2%
471,600	Diamond (BC) B.V. 5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	448,610

	Insurance - 1.1%
1,762,688	Asurion LLC 5.04%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,768,081
177,300	Genworth Holdings, Inc. 6.67%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	177,743
780,125	Hub International Ltd. 5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	770,483

		2,716,307

	Leisure Time - 0.7%
1,901,050	Golden Entertainment, Inc. 5.06%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,905,803

	Media - 0.5%
1,408,550	PSAV Holdings LLC 5.32%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	1,360,420

	Semiconductors - 0.1%
365,056	Microchip Technology, Inc. 4.05%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	365,626

	Software - 0.3%
209,986	SS&C Technologies Holdings Europe S.a.r.l. 4.29%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	210,510
481,239	SS&C Technologies, Inc. 4.29%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	482,612

		693,122

	Total Senior Floating Rate Interests (cost $13,694,195)	$13,676,781

Convertible Bonds - 1.0%
	Commercial Services - 0.3%
690,000	Cardtronics, Inc. 1.00%, 12/01/2020	672,489

	Media - 0.3%
770,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(4)	782,512

	Software - 0.4%
1,052,000	Western Digital Corp. 1.50%, 02/01/2024	1,007,290

	Total Convertible Bonds (cost $2,551,047)	$2,462,291

Escrows - 0.5%(11)
	Energy-Alternate Sources - 0.0%
4,525,000	TCEH Corp.*(1) (2)	5

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Media - 0.3%
775,000	Nexstar Escrow, Inc. 5.63%, 07/15/2027(4)		$811,812

	Packaging & Containers - 0.2%
305,000	Berry Global, Inc. 5.63%, 07/15/2027(4)		315,675

	Total Escrows (cost $1,080,000)		$1,127,492

	Total Long-Term Investments (cost $244,582,358)		$244,919,888

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
4,908,297	Fidelity Institutional Government Fund, Institutional Class, 1.92%(12)		4,908,297

	Total Short-Term Investments (cost $4,908,297)		$4,908,297

	Total Investments (cost $249,490,655)	98.7%	$249,828,185
	Other Assets and Liabilities	1.3%	3,164,195

	Total Net Assets	100.0%	$252,992,380

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of this security was $677,000 which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $676,995 or 0.3% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	206,275,142	$ 2,795,441	$ 676,995
(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $122,049,996, representing 48.2% of net assets.

(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $7,211,658, representing 2.9% of net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2019.

(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Current yield as of period end.

Foreign Currency Contracts Outstanding at September 30, 2019
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
5,216,773 USD	4,729,000 EUR	CBK	10/31/19	$ 49,582	$ —

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

Hartford High Yield HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Consumer Services	$685,608	$685,608	$—	$—
Diversified Financials	770,280	770,280	—	—
Energy	676,995	—	—	676,995
Corporate Bonds	225,520,441	—	225,520,441	—
Senior Floating Rate Interests	13,676,781	—	13,676,781	—
Convertible Bonds	2,462,291	—	2,462,291	—
Escrows	1,127,492	—	1,127,487	5
Short-Term Investments	4,908,297	4,908,297	—	—
Foreign Currency Contracts(2)	49,582	—	49,582	—

Total	$249,877,767	$6,364,185	$242,836,582	$677,000

(1)	For the period ended September 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Brazil - 1.6%
524,215	B3 S.A. - Brasil Bolsa Balcao	$5,504,639
373,890	Banco do Brasil S.A.	4,093,492
319,440	Localiza Rent a Car S.A.*	3,495,046
174,640	Magazine Luiza S.A.	1,556,858
614,545	Petrobras Distribuidora S.A.	4,071,872

		18,721,907

	Canada - 5.5%
277,748	Canadian National Railway Co.	24,939,353
424,484	Dollarama, Inc.	15,196,646
1,814,545	Encana Corp.	8,313,612
45,405	Intact Financial Corp.	4,569,802
202,818	TC Energy Corp.	10,501,804

		63,521,217

	China - 13.6%
141,107	58.com, Inc. ADR*	6,957,986
131,919	Alibaba Group Holding Ltd. ADR*	22,060,814
720,934	China National Accord Medicines Corp. Ltd. Class A	4,395,795
91,030,261	China Tower Corp. Ltd. Class H(1)	20,659,190
111,300	Ctrip.com International Ltd. ADR*	3,259,977
1,439,726	ENN Energy Holdings Ltd.	14,900,166
1,647,400	Great Wall Motor Co., Ltd. Class H(2)	1,103,907
1,137,760	Guangzhou Automobile Group Co., Ltd. Class H	1,088,865
529,120	Hangzhou Tigermed Consulting Co., Ltd. Class A	4,599,110
3,196,920	Kingdee International Software Group Co., Ltd.	3,366,608
125,750	New Oriental Education & Technology Group, Inc. ADR*	13,928,070
1,646,525	Ping An Insurance Group Co. of China Ltd. Class H	18,924,674
111,306	TAL Education Group ADR*	3,811,117
852,334	Tencent Holdings Ltd.	35,651,332
311,575	WuXi AppTec Co., Ltd. Class H(1)	3,403,297

		158,110,908

	Denmark - 1.4%
50,522	Carlsberg A/S Class B	7,466,042
93,154	DSV A/S	8,854,286

		16,320,328

	Finland - 0.2%
82,222	Neste Oyj(2)	2,720,286

	France - 13.2%
169,398	Airbus SE	21,992,694
622,019	AXA S.A.	15,882,497
148,919	Capgemini SE	17,535,386
542,091	Engie S.A.	8,848,099
16,101	Kering S.A.	8,204,826
11,039	LVMH Moet Hennessy Louis Vuitton SE	4,379,830
167,538	Safran S.A.	26,378,900
516,024	TOTAL S.A.	26,867,692
120,128	Valeo S.A.	3,892,991
178,226	Vinci S.A.	19,198,329

		153,181,244

	Germany - 5.7%
20,989	adidas AG	6,534,806
78,851	Allianz SE	18,354,298
81,477	Beiersdorf AG	9,606,538
965,125	Infineon Technologies AG	17,340,164
158,991	Vonovia SE	8,066,434
130,232	Zalando SE*(1)	5,946,285

		65,848,525

	Hong Kong - 1.4%
1,763,445	AIA Group Ltd.	16,631,122

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

2,441	Hong Kong Exchanges & Clearing Ltd.	$71,546

		16,702,668

	India - 2.6%
1,189,903	HDFC Bank Ltd.	20,620,433
835,100	ICICI Bank Ltd.	5,089,075
1,441,711	Power Grid Corp. of India Ltd.	4,050,528

		29,760,036

	Italy - 2.8%
109,117	Banca Generali S.p.A.	3,365,257
66,505	Ferrari N.V.	10,262,587
393,921	FinecoBank Banca Fineco S.p.A.	4,167,704
1,416,295	Pirelli & C. S.p.A.(1)	8,387,157
513,387	UniCredit S.p.A.	6,051,292

		32,233,997

	Japan - 13.0%
135,770	CyberAgent, Inc.	5,233,558
94,325	Daikin Industries Ltd.	12,440,444
105,488	FANUC Corp.	19,939,706
4,800	Fast Retailing Co., Ltd.	2,863,437
29,451	Keyence Corp.	18,331,938
729,423	Mitsui Fudosan Co., Ltd. REIT	18,153,231
440,740	Nexon Co., Ltd.*	5,355,067
355,915	Recruit Holdings Co., Ltd.	10,874,447
200,653	Shiseido Co., Ltd.	16,104,241
376,537	Sony Financial Holdings, Inc.	8,198,726
264,375	Sumitomo Mitsui Financial Group, Inc.	9,084,484
95,487	Sysmex Corp.	6,415,032
161,050	Terumo Corp.	5,211,292
222,346	Tokio Marine Holdings, Inc.	11,928,225

		150,133,828

	Netherlands - 2.8%
191,474	AerCap Holdings N.V.*	10,483,201
493,119	ING Groep N.V.	5,151,480
358,506	Koninklijke Philips N.V.	16,566,230

		32,200,911

	Philippines - 0.4%
4,233,770	Ayala Land, Inc.	4,040,715

	Russia - 0.6%
202,020	Yandex N.V. Class A*	7,072,720

	South Korea - 2.6%
5,778	LG Household & Health Care Ltd.	6,306,232
571,911	Samsung Electronics Co., Ltd.	23,416,340

		29,722,572

	Spain - 5.3%
5,065,763	Banco Santander S.A.	20,611,675
3,642,553	CaixaBank S.A.	9,554,366
502,258	Cellnex Telecom S.A.*(1)	20,745,034
1,057,732	Iberdrola S.A.	10,993,819

		61,904,894

	Sweden - 1.6%
743,025	Sandvik AB	11,567,378
64,898	Spotify Technology S.A.*	7,398,372

		18,965,750

	Switzerland - 8.1%
265,997	Alcon, Inc.*	15,515,569
12,666	Lonza Group AG*	4,286,311
340,866	Nestle S.A.	36,968,436
297,214	Novartis AG	25,794,296
89,012	PSP Swiss Property AG	11,301,132

		93,865,744

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Taiwan - 2.4%
895,585	MediaTek, Inc.	$10,655,404
1,990,865	Taiwan Semiconductor Manufacturing Co., Ltd.	17,681,924

		28,337,328

	United Kingdom - 12.8%
576,330	Anglo American plc	13,245,202
230,556	AstraZeneca plc	20,586,119
605,889	Compass Group plc	15,591,157
251,412	Derwent London plc REIT	10,424,827
295,857	Diageo plc	12,085,841
197,441	Intertek Group plc	13,290,192
132,599	London Stock Exchange Group plc	11,907,348
905,235	National Grid plc	9,801,245
162,804	Rio Tinto plc	8,462,967
340,213	Smith & Nephew plc	8,192,971
414,639	Standard Chartered plc	3,480,446
350,584	Unilever N.V.	21,051,659

		148,119,974

	United States - 0.4%
230,923	Bausch Health Cos., Inc.*(2)	5,045,668

	Total Common Stocks (cost $1,050,653,317)	$1,136,531,220

Preferred Stocks - 0.2%
	Brazil - 0.2%
317,900	Itau Unibanco Holding S.A. *	2,680,186

	Total Preferred Stocks (cost $2,936,766)	$2,680,186

	Total Long-Term Investments (cost $1,053,590,083)	$1,139,211,406

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.5%
17,484,328	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.07%(3)	17,484,328

	Securities Lending Collateral - 0.3%
137,706	Citibank NA DDCA, 1.82%, 10/1/2019(3)	137,706
2,255,427	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(3)	2,255,427
215,706	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(3)	215,706
368,529	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(3)	368,529
42,864	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(3)	42,864
35,604	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(3)	35,604

		3,055,836

	Total Short-Term Investments (cost $20,540,164)	$20,540,164

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total Investments (cost $1,074,130,247)	100.0%	$1,159,751,570
Other Assets and Liabilities	0.0%	24,782

Total Net Assets	100.0%	$1,159,776,352

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $59,140,963, representing 5.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$18,721,907	$18,721,907	$—	$—
Canada	63,521,217	63,521,217	—	—
China	158,110,908	50,017,964	108,092,944	—
Denmark	16,320,328	—	16,320,328	—
Finland	2,720,286	—	2,720,286	—
France	153,181,244	—	153,181,244	—
Germany	65,848,525	6,534,806	59,313,719	—
Hong Kong	16,702,668	—	16,702,668	—
India	29,760,036	—	29,760,036	—
Italy	32,233,997	—	32,233,997	—
Japan	150,133,828	—	150,133,828	—
Netherlands	32,200,911	10,483,201	21,717,710	—
Philippines	4,040,715	—	4,040,715	—
Russia	7,072,720	7,072,720	—	—
South Korea	29,722,572	—	29,722,572	—
Spain	61,904,894	—	61,904,894	—
Sweden	18,965,750	7,398,372	11,567,378	—
Switzerland	93,865,744	—	93,865,744	—
Taiwan	28,337,328	—	28,337,328	—
United Kingdom	148,119,974	—	148,119,974	—
United States	5,045,668	5,045,668	—	—
Preferred Stocks	2,680,186	2,680,186	—	—
Short-Term Investments	20,540,164	20,540,164	—	—

Total	$ 1,159,751,570	$192,016,205	$967,735,365	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford MidCap HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 100.0%
	Banks - 5.2%
209,068	Cullen/Frost Bankers, Inc.	$18,512,972
32,817	First Citizens BancShares, Inc. Class A	15,474,857
235,388	First Republic Bank	22,762,020
132,665	M&T Bank Corp.	20,957,090
271,064	Prosperity Bancshares, Inc.	19,145,250
156,841	South State Corp.	11,810,127

		108,662,316

	Capital Goods - 9.2%
337,372	Axon Enterprise, Inc.*	19,155,982
637,370	Fastenal Co.	20,822,878
744,414	Gardner Denver Holdings, Inc.*	21,059,472
148,406	HEICO Corp. Class A	14,441,388
218,117	IDEX Corp.	35,745,014
135,342	Lennox International, Inc.	32,884,046
215,342	Lincoln Electric Holdings, Inc.	18,683,072
242,155	PACCAR, Inc.	16,953,271
68,710	Watsco, Inc.	11,624,358

		191,369,481

	Commercial & Professional Services - 6.7%
70,034	Cintas Corp.	18,776,115
35,787	CoStar Group, Inc.*	21,228,849
434,163	Healthcare Services Group, Inc.(1)	10,545,819
483,515	IAA, Inc.*	20,177,081
764,444	KAR Auction Services, Inc.	18,767,100
423,945	TransUnion	34,386,179
174,583	Waste Connections, Inc.	16,061,636

		139,942,779

	Consumer Durables & Apparel - 5.2%
254,556	Carter’s, Inc.	23,218,053
9,992	NVR, Inc.*	37,143,761
88,608	PVH Corp.	7,817,884
126,407	Roku, Inc.*	12,863,176
712,132	Under Armour, Inc. Class C*	12,910,953
476,288	YETI Holdings, Inc.*(1)	13,336,064

		107,289,891

	Consumer Services - 3.1%
355,413	Choice Hotels International, Inc.	31,617,540
695,673	Service Corp. International	33,260,126

		64,877,666

	Diversified Financials - 2.8%
47,462	Credit Acceptance Corp.*	21,894,695
68,461	FactSet Research Systems, Inc.	16,633,969
200,904	Northern Trust Corp.	18,748,362

		57,277,026

	Energy - 0.8%
87,274	Diamondback Energy, Inc.	7,846,805
767,467	WPX Energy, Inc.*	8,127,476

		15,974,281

	Health Care Equipment & Services - 9.8%
231,082	Hill-Rom Holdings, Inc.	24,316,759
417,961	Integra LifeSciences Holdings Corp.*	25,106,917
168,464	Masimo Corp.*	25,065,759
405,810	NuVasive, Inc.*	25,720,238
142,990	STERIS plc	20,660,625
93,447	Teleflex, Inc.	31,748,618
216,176	Varian Medical Systems, Inc.*	25,744,400

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

155,205	Veeva Systems, Inc. Class A*	$23,698,251

		202,061,567

	Insurance - 5.2%
22,842	Alleghany Corp.*	18,222,434
369,451	Fidelity National Financial, Inc.	16,407,319
30,704	Markel Corp.*	36,289,058
17,203	White Mountains Insurance Group Ltd.	18,579,240
250,446	WR Berkley Corp.	18,089,714

		107,587,765

	Materials - 3.1%
473,667	Ball Corp.	34,487,694
180,063	Packaging Corp. of America	19,104,684
328,104	Silgan Holdings, Inc.	9,854,604

		63,446,982

	Media & Entertainment - 2.3%
14,165	Cable One, Inc.	17,772,825
416,421	Cargurus, Inc.*(1)	12,888,230
431,225	TripAdvisor, Inc.*	16,679,783

		47,340,838

	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
389,860	Aerie Pharmaceuticals, Inc.*(1)	7,493,109
204,545	Alnylam Pharmaceuticals, Inc.*	16,449,509
126,925	Bio-Techne Corp.(1)	24,835,415
169,094	Bluebird Bio, Inc.*	15,526,211
340,353	Ionis Pharmaceuticals, Inc.*	20,390,548
23,509	Mettler-Toledo International, Inc.*	16,559,740
244,319	PRA Health Sciences, Inc.*	24,243,775
181,048	Repligen Corp.*	13,884,571
130,046	Sage Therapeutics, Inc.*(1)	18,244,153
361,953	Seattle Genetics, Inc.*	30,910,786

		188,537,817

	Real Estate - 2.1%
359,079	Douglas Emmett, Inc. REIT	15,379,354
502,434	Equity Commonwealth REIT	17,208,364
674,809	Redfin Corp.*(1)	11,363,784

		43,951,502

	Retailing - 2.6%
240,042	CarMax, Inc.*	21,123,696
226,191	Etsy, Inc.*	12,779,792
180,032	GrubHub, Inc.*(1)	10,119,599
83,170	Wayfair, Inc. Class A*	9,325,020

		53,348,107

	Semiconductors & Semiconductor Equipment - 3.3%
249,049	MKS Instruments, Inc.	22,982,241
146,325	Monolithic Power Systems, Inc.	22,772,560
203,397	Silicon Laboratories, Inc.*	22,648,256

		68,403,057

	Software & Services - 17.0%
274,654	Akamai Technologies, Inc.*	25,097,883
141,752	Aspen Technology, Inc.*	17,446,836
404,507	Black Knight, Inc.*	24,699,197
325,817	Blackbaud, Inc.	29,434,308
107,441	EPAM Systems, Inc.*	19,588,643
83,821	Fair Isaac Corp.*	25,441,350
1,348,128	Genpact Ltd.	52,239,960
249,328	Guidewire Software, Inc.*	26,274,185
249,551	PTC, Inc.*	17,014,387
156,546	Q2 Holdings, Inc.*	12,346,783
867,916	Teradata Corp.*	26,905,396
130,123	VeriSign, Inc.*	24,545,101

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

251,713	WEX, Inc.*		$50,863,646

			351,897,675

	Technology Hardware & Equipment - 7.8%
201,618	CDW Corp.		24,847,402
128,360	Coherent, Inc.*		19,731,499
959,232	CommScope Holding Co., Inc.*		11,280,568
181,696	F5 Networks, Inc.*		25,513,753
646,736	II-VI, Inc.*		22,771,575
167,229	Keysight Technologies, Inc.*		16,263,020
373,869	Lumentum Holdings, Inc.*		20,024,424
492,776	National Instruments Corp.		20,691,664

			161,123,905

	Transportation - 2.2%
51,385	AMERCO		20,042,206
227,224	Genesee & Wyoming, Inc. Class A*		25,110,524

			45,152,730

	Utilities - 2.5%
154,601	Black Hills Corp.		11,862,535
309,536	NiSource, Inc.		9,261,317
613,869	UGI Corp.		30,859,194

			51,983,046

	Total Common Stocks (cost $1,597,536,041)		$2,070,228,431

Short-Term Investments - 0.9%
	Securities Lending Collateral - 0.9%
800,526	Citibank NA DDCA, 1.82%, 10/1/2019(2)		800,526
13,111,475	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(2)		13,111,475
1,253,963	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(2)		1,253,963
2,142,370	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(2)		2,142,370
249,185	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		249,185
206,977	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(2)		206,977

			17,764,496

	Total Short-Term Investments (cost $17,764,496)		$17,764,496
	Total Investments (cost $1,615,300,537)	100.9%	$2,087,992,927
	Other Assets and Liabilities	(0.9)%	(17,689,793)

	Total Net Assets	100.0%	$2,070,303,134

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$108,662,316	$108,662,316	$—	$—
Capital Goods	191,369,481	191,369,481	—	—
Commercial & Professional Services	139,942,779	139,942,779	—	—
Consumer Durables & Apparel	107,289,891	107,289,891	—	—
Consumer Services	64,877,666	64,877,666	—	—
Diversified Financials	57,277,026	57,277,026	—	—
Energy	15,974,281	15,974,281	—	—
Health Care Equipment & Services	202,061,567	202,061,567	—	—
Insurance	107,587,765	107,587,765	—	—
Materials	63,446,982	63,446,982	—	—
Media & Entertainment	47,340,838	47,340,838	—	—
Pharmaceuticals, Biotechnology & Life Sciences	188,537,817	188,537,817	—	—
Real Estate	43,951,502	43,951,502	—	—
Retailing	53,348,107	53,348,107	—	—
Semiconductors & Semiconductor Equipment	68,403,057	68,403,057	—	—
Software & Services	351,897,675	351,897,675	—	—
Technology Hardware & Equipment	161,123,905	161,123,905	—	—
Transportation	45,152,730	45,152,730	—	—
Utilities	51,983,046	51,983,046	—	—
Short-Term Investments	17,764,496	17,764,496	—	—

Total	$ 2,087,992,927	$2,087,992,927	$—	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford MidCap Value HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Banks - 9.2%
59,256	Comerica, Inc.	$3,910,303
40,164	IBERIABANK Corp.	3,033,989
30,218	M&T Bank Corp.	4,773,537
182,234	Sterling Bancorp	3,655,614
106,831	Synovus Financial Corp.	3,820,277
74,709	Western Alliance Bancorp	3,442,591
124,619	Zions Bancorporation	5,548,038

		28,184,349

	Capital Goods - 8.5%
42,254	EnerSys	2,786,229
87,367	Fortune Brands Home & Security, Inc.	4,778,975
12,629	Hubbell, Inc.	1,659,450
115,716	JELD-WEN Holding, Inc.*	2,232,162
27,028	L3Harris Technologies, Inc.	5,639,122
38,747	Moog, Inc. Class A	3,143,156
54,646	Sensata Technologies Holding plc*	2,735,579
43,459	Wabtec Corp.	3,122,964

		26,097,637

	Commercial & Professional Services - 1.6%
62,602	Clean Harbors, Inc.*	4,832,874

	Consumer Durables & Apparel - 3.0%
98,615	Lennar Corp. Class A	5,507,648
106,481	Steven Madden Ltd.	3,810,955

		9,318,603

	Consumer Services - 0.9%
50,591	Norwegian Cruise Line Holdings Ltd.*	2,619,096

	Diversified Financials - 1.2%
411,880	SLM Corp.	3,634,841

	Energy - 6.1%
89,036	Delek U.S. Holdings, Inc.	3,232,007
58,318	Diamondback Energy, Inc.	5,243,372
633,540	Encana Corp.	2,914,284
231,118	Noble Energy, Inc.	5,190,910
75,548	Viper Energy Partners L.P.(1)	2,090,413

		18,670,986

	Food & Staples Retailing - 1.7%
123,897	US Foods Holding Corp.*	5,092,167

	Food, Beverage & Tobacco - 0.9%
25,718	Post Holdings, Inc.*	2,721,993

	Health Care Equipment & Services - 7.1%
72,934	Acadia Healthcare Co., Inc.*	2,266,789
85,151	Centene Corp.*	3,683,632
64,860	Encompass Health Corp.	4,104,341
45,508	Hill-Rom Holdings, Inc.	4,788,807
14,807	STERIS plc	2,139,463
34,166	Zimmer Biomet Holdings, Inc.	4,689,967

		21,672,999

	Insurance - 9.8%
50,097	Arthur J Gallagher & Co.	4,487,188
40,870	Assurant, Inc.	5,142,263
246,589	CNO Financial Group, Inc.	3,903,504
33,315	Hanover Insurance Group, Inc.	4,515,515
44,425	Kemper Corp.	3,462,929
352,282	Lancashire Holdings Ltd.	3,206,385
33,208	Reinsurance Group of America, Inc.	5,309,295

		30,027,079

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Materials - 8.3%
111,732	Buzzi Unicem S.p.A.	$2,562,164
72,573	Cabot Corp.	3,289,008
62,896	Carpenter Technology Corp.	3,249,207
51,887	Celanese Corp.	6,345,261
65,030	FMC Corp.	5,701,831
44,251	Reliance Steel & Aluminum Co.	4,410,055

		25,557,526

	Media & Entertainment - 3.0%
102,404	Cinemark Holdings, Inc.	3,956,891
30,678	Electronic Arts, Inc.*	3,000,922
152,982	TEGNA, Inc.	2,375,810

		9,333,623

	Real Estate - 12.8%
29,932	Boston Properties, Inc. REIT	3,880,983
237,367	Brixmor Property Group, Inc. REIT	4,816,177
142,569	Corporate Office Properties Trust REIT	4,245,705
14,779	Equity LifeStyle Properties, Inc. REIT	1,974,474
83,213	First Industrial Realty Trust, Inc. REIT	3,291,906
105,592	Gaming and Leisure Properties, Inc. REIT	4,037,838
101,866	Highwoods Properties, Inc. REIT	4,577,858
36,198	Life Storage, Inc. REIT	3,815,631
79,367	Park Hotels & Resorts, Inc. REIT	1,981,794
182,752	Physicians Realty Trust REIT	3,243,848
86,436	STORE Capital Corp. REIT	3,233,571

		39,099,785

	Retailing - 1.2%
27,648	Expedia Group, Inc.	3,716,168

	Semiconductors & Semiconductor Equipment - 4.0%
22,941	KLA Corp.	3,657,943
13,583	Lam Research Corp.	3,139,167
29,483	MKS Instruments, Inc.	2,720,691
73,772	Silicon Motion Technology Corp. ADR	2,607,840

		12,125,641

	Software & Services - 3.8%
56,393	Amdocs Ltd.	3,728,141
43,415	Leidos Holdings, Inc.	3,728,480
83,677	SS&C Technologies Holdings, Inc.	4,315,223

		11,771,844

	Technology Hardware & Equipment - 4.8%
56,475	Arrow Electronics, Inc.*	4,211,906
20,370	Coherent, Inc.*	3,131,276
50,144	Itron, Inc.*	3,708,650
65,873	Lumentum Holdings, Inc.*	3,528,158

		14,579,990

	Telecommunication Services - 1.1%
67,978	Millicom International Cellular S.A.	3,298,762

	Transportation - 0.8%
141,934	JetBlue Airways Corp.*	2,377,395

	Utilities - 6.7%
98,737	Alliant Energy Corp.	5,324,886
45,562	Evergy, Inc.	3,032,607
36,586	Sempra Energy	5,400,459
136,137	UGI Corp.	6,843,607

		20,601,559

	Total Common Stocks (cost $257,720,216)	$295,334,917

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 3.0%
9,294,860	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		$9,294,860

	Securities Lending Collateral - 0.2%
26,300	Citibank NA DDCA, 1.82%, 10/1/2019(2)		26,300
430,755	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(2)		430,755
41,197	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(2)		41,197
70,384	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(2)		70,384
8,186	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		8,186
6,800	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(2)		6,800

			583,622

	Total Short-Term Investments (cost $9,878,482)		$9,878,482

	Total Investments (cost $267,598,698)	99.7%	$305,213,399
	Other Assets and Liabilities	0.3%	862,805

	Total Net Assets	100.0%	$306,076,204

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$28,184,349	$28,184,349	$—	$—
Capital Goods	26,097,637	26,097,637	—	—
Commercial & Professional Services	4,832,874	4,832,874	—	—
Consumer Durables & Apparel	9,318,603	9,318,603	—	—
Consumer Services	2,619,096	2,619,096	—	—
Diversified Financials	3,634,841	3,634,841	—	—
Energy	18,670,986	18,670,986	—	—
Food & Staples Retailing	5,092,167	5,092,167	—	—
Food, Beverage & Tobacco	2,721,993	2,721,993	—	—
Health Care Equipment & Services	21,672,999	21,672,999	—	—
Insurance	30,027,079	26,820,694	3,206,385	—
Materials	25,557,526	22,995,362	2,562,164	—
Media & Entertainment	9,333,623	9,333,623	—	—
Real Estate	39,099,785	39,099,785	—	—
Retailing	3,716,168	3,716,168	—	—
Semiconductors & Semiconductor Equipment	12,125,641	12,125,641	—	—
Software & Services	11,771,844	11,771,844	—	—
Technology Hardware & Equipment	14,579,990	14,579,990	—	—
Telecommunication Services	3,298,762	—	3,298,762	—
Transportation	2,377,395	2,377,395	—	—
Utilities	20,601,559	20,601,559	—	—
Short-Term Investments	9,878,482	9,878,482	—	—

Total	$305,213,399	$296,146,088	$9,067,311	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Small Company HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Automobiles & Components - 1.5%
49,842	LCI Industries	$4,577,988
96,305	Winnebago Industries, Inc.	3,693,297

		8,271,285

	Banks - 5.3%
163,568	Atlantic Union Bankshares Corp.	6,092,090
205,724	BancorpSouth Bank	6,091,488
151,814	CenterState Bank Corp.	3,641,259
476,142	MGIC Investment Corp.	5,989,866
374,600	Sterling Bancorp	7,514,476

		29,329,179

	Capital Goods - 13.7%
256,777	Actuant Corp. Class A	5,633,687
207,446	Advanced Drainage Systems, Inc.	6,694,282
135,497	Aerojet Rocketdyne Holdings, Inc.*	6,843,954
144,879	Argan, Inc.	5,692,296
40,041	Axon Enterprise, Inc.*	2,273,528
102,523	Chart Industries, Inc.*	6,393,334
56,951	Curtiss-Wright Corp.	7,367,751
93,217	EnerSys	6,146,729
235,932	ITT, Inc.	14,436,679
540,061	Rexnord Corp.*	14,608,650

		76,090,890

	Commercial & Professional Services - 4.3%
77,199	Brink’s Co.	6,403,657
129,022	McGrath Rent Corp.	8,978,641
139,659	TriNet Group, Inc.*	8,685,393

		24,067,691

	Consumer Durables & Apparel - 9.9%
291,383	Acushnet Holdings Corp.	7,692,511
209,715	BRP, Inc.	8,160,024
107,411	Carter’s, Inc.	9,796,957
32,903	Cavco Industries, Inc.*	6,320,337
138,986	Century Communities, Inc.*	4,257,141
324,195	Skyline Champion Corp.*	9,755,028
271,858	Under Armour, Inc. Class C*	4,928,786
151,122	YETI Holdings, Inc.*(1)	4,231,416

		55,142,200

	Consumer Services - 5.3%
47,028	Cheesecake Factory, Inc.	1,960,127
178,932	Chegg, Inc.*	5,359,014
909,759	DraftKings, Inc.*(2)(3)(4)	2,447,252
40,402	Grand Canyon Education, Inc.*	3,967,476
105,215	Marriott Vacations Worldwide Corp.	10,901,326
88,500	Planet Fitness, Inc. Class A*	5,121,495

		29,756,690

	Diversified Financials - 1.1%
120,649	Ares Management Corp. Class A	3,234,600
83,155	PRA Group, Inc.*	2,809,807

		6,044,407

	Energy - 0.7%
141,408	Viper Energy Partners L.P.	3,912,759

	Food & Staples Retailing - 0.8%
93,997	Performance Food Group Co.*	4,324,802

	Food, Beverage & Tobacco - 0.6%
68,632	MGP Ingredients, Inc.(1)	3,409,638

	Health Care Equipment & Services - 14.4%
54,902	Amedisys, Inc.*	7,192,711

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

115,955	Globus Medical, Inc. Class A*	$5,927,620
89,108	Haemonetics Corp.*	11,240,083
88,726	Hill-Rom Holdings, Inc.	9,336,637
234,201	HMS Holdings Corp.*	8,071,737
84,578	Insulet Corp.*	13,949,449
163,351	Omnicell, Inc.*	11,805,377
33,346	Penumbra, Inc.*	4,484,704
140,145	Tandem Diabetes Care, Inc.*	8,265,752

		80,274,070

	Insurance - 1.1%
121,310	James River Group Holdings Ltd.	6,215,924

	Materials - 3.2%
196,442	Carpenter Technology Corp.	10,148,194
87,867	Ingevity Corp.*	7,454,636

		17,602,830

	Media & Entertainment - 0.6%
94,431	Cardlytics, Inc.*	3,165,327

	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
56,444	ACADIA Pharmaceuticals, Inc.*	2,031,420
103,090	Aerie Pharmaceuticals, Inc.*	1,981,390
401,573	Amicus Therapeutics, Inc.*	3,220,615
131,040	Apellis Pharmaceuticals, Inc.*	3,156,754
108,682	Arena Pharmaceuticals, Inc.*	4,974,375
24,479	Ascendis Pharma AS ADR*	2,357,817
32,873	Blueprint Medicines Corp.*	2,415,179
96,308	CytomX Therapeutics, Inc.*	710,753
70,529	Exact Sciences Corp.*	6,373,706
96,865	G1 Therapeutics, Inc.*	2,206,585
46,591	Galapagos N.V. ADR*	7,112,582
98,627	Heron Therapeutics, Inc.*	1,824,600
129,388	Iovance Biotherapeutics, Inc.*	2,354,862
175,803	Karyopharm Therapeutics, Inc.*	1,691,225
73,910	MyoKardia, Inc.*	3,854,406
212,756	Orchard Therapeutics plc*(1)	2,527,541
65,502	PRA Health Sciences, Inc.*	6,499,763
97,143	Ra Pharmaceuticals, Inc.*	2,297,432
152,598	Revance Therapeutics, Inc.*	1,983,774
72,841	Rhythm Pharmaceuticals, Inc.*	1,572,637
21,033	Sage Therapeutics, Inc.*	2,950,720
336,247	Sangamo Therapeutics, Inc.*	3,043,035

		67,141,171

	Real Estate - 5.1%
109,811	Agree Realty Corp. REIT	8,032,674
241,838	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	7,049,578
164,901	NexPoint Residential Trust, Inc. REIT	7,710,771
272,591	Xenia Hotels & Resorts, Inc. REIT	5,757,122

		28,550,145

	Retailing - 2.8%
5,016,400	Allstar Co.*(2)(3)(4)	—
44,462	Five Below, Inc.*	5,606,658
150,067	Floor & Decor Holdings, Inc. Class A*	7,675,927
43,094	Tory Burch LLC*(2)(3)(4)	2,248,647

		15,531,232

	Semiconductors & Semiconductor Equipment - 2.8%
133,252	Entegris, Inc.	6,270,839
491,470	Tower Semiconductor Ltd.*	9,455,883

		15,726,722

	Software & Services - 9.7%
90,533	Endava plc ADR*	3,426,674
19,307	EPAM Systems, Inc.*	3,520,052
12,778	Fair Isaac Corp.*	3,878,379

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

90,346	Five9, Inc.*	$4,855,194
28,649	Globant S.A.*	2,623,676
57,272	Guidewire Software, Inc.*	6,035,323
23,589	HubSpot, Inc.*	3,576,328
106,556	LiveRamp Holdings, Inc.*	4,577,646
215,413	Mimecast Ltd.*	7,683,782
82,716	Rapid7, Inc.*	3,754,479
113,837	Science Applications International Corp.	9,943,662

		53,875,195

	Technology Hardware & Equipment - 1.5%
39,256	Zebra Technologies Corp. Class A*	8,101,261

	Telecommunication Services - 0.6%
54,702	Bandwidth, Inc. Class A*	3,561,647

	Total Common Stocks (cost $481,226,974)	$540,095,065

Preferred Stocks - 1.2%
	Retailing - 0.5%
74,004	Honest Co., Inc. *(2)(3)(4)	2,874,315

	Software & Services - 0.7%
410,300	MarkLogic Corp. Series F*(2)(3)(4)	3,992,219

	Total Preferred Stocks (cost $8,151,359)	$6,866,534

Escrows - 0.0%(5)
	Software & Services - 0.0%
157,023	Veracode, Inc.*(2)(3)(4)	85,421

	Total Escrows (cost $—)	$85,421

	Total Long-Term Investments (cost $489,378,333)	$547,047,020

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 1.4%
7,915,829	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.07%(6)	7,915,829

	Securities Lending Collateral - 0.6%
133,865	Citibank NA DDCA, 1.82%, 10/1/2019(6)	133,865
2,192,515	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(6)	2,192,515
209,689	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(6)	209,689
358,249	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(6)	358,249
41,669	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(6)	41,669
34,611	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(6)	34,611

		2,970,598

	Total Short-Term Investments (cost $10,886,427)	$10,886,427

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total Investments (cost $500,264,760)	100.3%	$557,933,447
Other Assets and Liabilities	(0.3)%	(1,731,712)

Total Net Assets	100.0%	$556,201,735

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of these securities was $11,647,854, which represented 2.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,647,854 or 2.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	5,016,400	$2,182,229	$—
07/2015	DraftKings, Inc.	909,759	3,430,143	2,447,252
08/2015	Honest Co., Inc. Preferred	74,004	3,386,053	2,874,315
04/2015	MarkLogic Corp. Series F Preferred	410,300	4,765,306	3,992,219
11/2013	Tory Burch LLC	43,094	3,377,560	2,248,647
04/2017	Veracode, Inc.	157,023	—	85,421

			$17,141,291	$11,647,854

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,271,285	$8,271,285	$—	$—
Banks	29,329,179	29,329,179	—	—
Capital Goods	76,090,890	76,090,890	—	—
Commercial & Professional Services	24,067,691	24,067,691	—	—
Consumer Durables & Apparel	55,142,200	55,142,200	—	—
Consumer Services	29,756,690	27,309,438	—	2,447,252
Diversified Financials	6,044,407	6,044,407	—	—
Energy	3,912,759	3,912,759	—	—
Food & Staples Retailing	4,324,802	4,324,802	—	—
Food, Beverage & Tobacco	3,409,638	3,409,638	—	—
Health Care Equipment & Services	80,274,070	80,274,070	—	—
Insurance	6,215,924	6,215,924	—	—
Materials	17,602,830	17,602,830	—	—
Media & Entertainment	3,165,327	3,165,327	—	—
Pharmaceuticals, Biotechnology & Life Sciences	67,141,171	67,141,171	—	—
Real Estate	28,550,145	28,550,145	—	—
Retailing	15,531,232	13,282,585	—	2,248,647
Semiconductors & Semiconductor Equipment	15,726,722	15,726,722	—	—
Software & Services	53,875,195	53,875,195	—	—
Technology Hardware & Equipment	8,101,261	8,101,261	—	—
Telecommunication Services	3,561,647	3,561,647	—	—
Preferred Stocks	6,866,534	—	—	6,866,534
Escrows	85,421	—	—	85,421
Short-Term Investments	10,886,427	10,886,427	—	—

Total	$557,933,447	$546,285,593	$—	$11,647,854

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2019:

	Common Stocks	Preferred Stocks	Escrows	Total

Beginning balance	$5,772,836	$6,821,907	$178,845	$12,773,588
Purchases	-	-	-	-
Sales	-	-	(103,805)	(103,805)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	103,805	103,805
Net change in unrealized appreciation/depreciation	(1,076,937)	44,627	(93,424)	(1,125,734)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending balance	$4,695,899	$6,866,534	$85,421	$11,647,854

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2019 was $21,134

Hartford Stock HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Banks - 2.2%
237,535	PNC Financial Services Group, Inc.	$33,292,906

	Capital Goods - 12.5%
111,066	3M Co.	18,259,251
70,700	Deere & Co.	11,925,676
219,558	General Dynamics Corp.	40,119,833
178,095	Honeywell International, Inc.	30,133,674
76,395	Lockheed Martin Corp.	29,798,634
70,603	Northrop Grumman Corp.	26,461,298
218,043	United Technologies Corp.	29,767,230

		186,465,596

	Consumer Durables & Apparel - 4.8%
555,388	NIKE, Inc. Class B	52,162,041
213,904	VF Corp.	19,035,317

		71,197,358

	Consumer Services - 3.6%
249,576	McDonald’s Corp.	53,586,463

	Diversified Financials - 4.3%
318,664	American Express Co.	37,691,578
58,830	BlackRock, Inc.	26,217,001

		63,908,579

	Energy - 1.5%
311,095	Exxon Mobil Corp.	21,966,418

	Food & Staples Retailing - 1.8%
90,913	Costco Wholesale Corp.	26,192,944

	Food, Beverage & Tobacco - 8.6%
1,032,723	Coca-Cola Co.	56,221,440
838,427	Diageo plc	34,249,977
277,231	PepsiCo., Inc.	38,008,370

		128,479,787

	Health Care Equipment & Services - 11.2%
427,221	Baxter International, Inc.	37,369,021
229,621	Danaher Corp.	33,164,161
505,887	Medtronic plc	54,949,446
192,334	UnitedHealth Group, Inc.	41,798,025

		167,280,653

	Household & Personal Products - 5.4%
579,357	Colgate-Palmolive Co.	42,588,533
306,070	Procter & Gamble Co.	38,068,987

		80,657,520

	Insurance - 5.5%
284,153	Chubb Ltd.	45,873,660
367,458	Marsh & McLennan Cos., Inc.	36,764,173

		82,637,833

	Materials - 4.0%
152,307	Ecolab, Inc.	30,162,878
154,153	Linde plc	29,862,519

		60,025,397

	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
94,521	Amgen, Inc.	18,290,759
369,949	Johnson & Johnson	47,864,001
439,365	Merck & Co., Inc.	36,985,746

		103,140,506

	Real Estate - 4.5%
132,854	American Tower Corp. REIT	29,378,005

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

153,529	Public Storage REIT		$37,656,058

			67,034,063

	Retailing - 5.0%
9,440,100	Allstar Co.*(1)(2)(3)		—
130,637	Home Depot, Inc.		30,310,396
803,024	TJX Cos., Inc.		44,760,558

			75,070,954

	Software & Services - 8.7%
173,547	Accenture plc Class A		33,381,765
139,981	Automatic Data Processing, Inc.		22,595,733
294,752	Microsoft Corp.		40,979,371
191,751	Visa, Inc. Class A		32,983,090

			129,939,959

	Transportation - 7.0%
374,280	Canadian National Railway Co.		33,607,087
246,831	Union Pacific Corp.		39,981,685
263,988	United Parcel Service, Inc. Class B		31,631,042

			105,219,814

	Total Common Stocks (cost $1,025,776,644)		$1,456,096,750

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
33,528,531	Fidelity Institutional Government Fund, Institutional Class, 1.92%(4)		33,528,531

	Total Short-Term Investments (cost $33,528,531)		$33,528,531

	Total Investments (cost $1,059,305,175)	99.8%	$1,489,625,281
	Other Assets and Liabilities	0.2%	3,526,649

	Total Net Assets	100.0%	$1,493,151,930

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	9,440,100	$4,106,619	$—
(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$33,292,906	$33,292,906	$—	$—
Capital Goods	186,465,596	186,465,596	—	—
Consumer Durables & Apparel	71,197,358	71,197,358	—	—
Consumer Services	53,586,463	53,586,463	—	—
Diversified Financials	63,908,579	63,908,579	—	—
Energy	21,966,418	21,966,418	—	—
Food & Staples Retailing	26,192,944	26,192,944	—	—
Food, Beverage & Tobacco	128,479,787	94,229,810	34,249,977	—
Health Care Equipment & Services	167,280,653	167,280,653	—	—
Household & Personal Products	80,657,520	80,657,520	—	—
Insurance	82,637,833	82,637,833	—	—
Materials	60,025,397	60,025,397	—	—
Pharmaceuticals, Biotechnology & Life Sciences	103,140,506	103,140,506	—	—
Real Estate	67,034,063	67,034,063	—	—
Retailing	75,070,954	75,070,954	—	—
Software & Services	129,939,959	129,939,959	—	—
Transportation	105,219,814	105,219,814	—	—
Short-Term Investments	33,528,531	33,528,531	—	—

Total	$1,489,625,281	$1,455,375,304	$34,249,977	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Total Return Bond HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 24.8%
	Asset-Backed - Automobile - 0.6%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,377,507
337,364	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	337,714
2,625,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,632,081
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,045,541
492,774	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	493,048
4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,848,617

		12,734,508

	Asset-Backed - Finance & Insurance - 7.0%
5,452,652	Avery Point CLO Ltd. 3.38%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	5,453,442
1,198,366	Babson CLO Ltd. 3.43%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	1,198,468
5,481,305	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	5,584,108
	Bayview Opportunity Master Fund Trust
2,428,558	3.50%, 01/28/2055(1)(3)	2,467,801
2,837,736	3.50%, 06/28/2057(1)(3)	2,885,861
3,707,209	3.50%, 01/28/2058(1)(3)	3,767,379
2,182,572	4.00%, 11/28/2053(1)(3)	2,243,938
4,362,717	4.00%, 10/28/2064(1)(3)	4,489,116
1,805,000	Bellemeade Re Ltd. 3.12%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	1,805,769
140,000	Benefit Street Partners CLO Ltd. 3.10%, 10/18/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	140,014
630,542	Cal Funding Ltd. 3.47%, 10/25/2027(1)	635,210
7,672,348	Carlyle Global Market Strategies CLO Ltd. 3.04%, 04/27/2027, 1 mo. USD LIBOR + 0.780%(1)(2)	7,672,310
323,136	CIFC Funding Ltd. 3.17%, 07/16/2030, 3 mo. USD LIBOR + 0.850%(1)(2)	323,158
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,378,402
3,234,063	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,357,345
2,638,998	Eagle RE Ltd. 3.72%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	2,645,434
1,203,264	Fieldstone Mortgage Investment Trust 2.29%, 05/25/2036, 1 mo. USD LIBOR + 0.270%(2)	921,534
3,267,261	First Franklin Mortgage Loan Trust 2.26%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	3,057,532
3,360,168	GSAMP Trust 2.11%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	2,249,515
5,835,644	Madison Park Funding Ltd. 3.54%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	5,836,514
4,374,251	MFA Trust 3.35%, 11/25/2047(1)(4)	4,395,662
	NRZ Excess Spread-Collateralized Notes
3,735,823	3.19%, 01/25/2023(1)	3,754,033
2,329,515	3.27%, 02/25/2023(1)	2,345,842
152,783	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	152,775
6,215,899	OCP CLO Ltd. 3.15%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	6,215,955
7,814,000	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	7,808,006

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 2,977,940	Pretium Mortgage Credit Partners LLC 3.72%, 01/25/2059(1)(4)	$2,971,619
3,280,000	Radnor RE Ltd. 3.27%, 02/25/2029, 1 mo. USD LIBOR + 1.250%(1)(2)	3,279,111
1,125,898	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,214,138
436,021	Securitized Asset Backed Receivables LLC Trust 2.11%, 07/25/2036, 1 mo. USD LIBOR + 0.090%(2)	224,415
	SoFi Consumer Loan Program LLC
847,250	2.50%, 05/26/2026(1)	848,307
429,702	2.77%, 05/25/2026(1)	431,013
810,676	3.05%, 12/26/2025(1)	813,787
634,161	3.09%, 10/27/2025(1)	635,798
691,888	3.28%, 01/26/2026(1)	696,710
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030(1)	8,148,984
1,769,384	2.90%, 11/15/2029(1)	1,769,647
4,577,143	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,574,732
7,205,384	Symphony CLO Ltd. 3.58%, 07/14/2026, 3 mo. USD LIBOR + 1.280%(1)(2)	7,214,412
	Towd Point Mortgage Trust
650,080	2.75%, 02/25/2055(1)(3)	651,112
6,893,991	2.75%, 10/25/2056(1)(3)	6,956,902
1,772,982	2.75%, 04/25/2057(1)(3)	1,786,444
4,935,257	2.75%, 06/25/2057(1)(3)	4,973,462
3,311,444	2.75%, 07/25/2057(1)(3)	3,320,740
7,550,000	Voya CLO Ltd. 3.20%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,540,993
2,043,600	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,101,863
1,800,950	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,870,215

		147,809,527

	Asset-Backed - Home Equity - 0.9%
	GSAA Home Equity Trust
5,669,418	2.10%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	2,727,307
3,305,228	2.12%, 03/25/2037, 1 mo. USD LIBOR + 0.100%(2)	1,544,391
2,434,348	2.20%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	1,028,558
104,466	2.26%, 11/25/2036, 1 mo. USD LIBOR + 0.240%(2)	56,412
613,129	5.99%, 06/25/2036(3)	275,026
	Legacy Mortgage Asset Trust
3,736,233	3.00%, 06/25/2059(1)(4)	3,739,328
7,165,635	4.00%, 03/25/2058(1)(4)	7,221,146
87,659	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 2.17%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	75,099
1,413,696	Morgan Stanley Mortgage Loan Trust 2.19%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	576,257
	Soundview Home Loan Trust
2,705,989	2.20%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,481,366
435,000	2.27%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	406,679

		20,131,569

	Collateralized - Mortgage Obligations - 0.0%
487,596	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	487,726

	Commercial Mortgage - Backed Securities - 5.1%
	Banc of America Commercial Mortgage Trust
39,811,659	0.88%, 11/15/2050(3)(5)	2,019,442
4,688,685	0.96%, 11/15/2054(3)(5)	252,489
12,851,121	Bank 1.05%, 05/15/2062(3)(5)	935,473
	BBCMS Mortgage Trust
28,706,560	1.67%, 02/15/2050(3)(5)	2,463,804
8,553,000	2.88%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	8,547,627

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Benchmark Mortgage Trust
$ 11,973,065	0.66%, 01/15/2051(3)(5)	$421,628
20,266,949	0.69%, 07/15/2051(3)(5)	724,337
8,988,041	1.21%, 08/15/2052(3)(5)	690,149
2,920,000	CAMB Commercial Mortgage Trust 4.58%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,943,670
	Citigroup Commercial Mortgage Trust
20,719,937	1.11%, 07/10/2047(3)(5)	849,942
25,959,131	1.24%, 04/10/2048(3)(5)	1,113,979
	Commercial Mortgage Trust
7,331,481	0.77%, 02/10/2047(3)(5)	167,841
4,015,418	0.83%, 08/10/2046(3)(5)	93,937
6,065,769	2.10%, 07/10/2046(1)(3)(5)	50,970
1,035,000	2.54%, 12/10/2045	1,046,939
948,544	2.82%, 10/15/2045	961,713
1,659,863	2.85%, 10/15/2045	1,680,111
1,145,000	3.10%, 03/10/2046	1,175,470
727,649	3.21%, 03/10/2046	750,662
6,780,000	3.42%, 03/10/2031(1)	7,084,258
1,260,000	3.61%, 06/10/2046(3)	1,318,964
1,199,384	4.02%, 07/10/2045	1,262,395
630,000	4.07%, 02/10/2047(3)	680,341
1,045,000	4.21%, 08/10/2046(3)	1,124,656
535,000	4.24%, 02/10/2047(3)	577,137
615,085	4.37%, 07/10/2045(3)	660,433
720,000	4.72%, 10/15/2045(1)(3)	36,000
1,920,000	4.75%, 10/15/2045(1)(3)	1,130,074
52,845	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	51,370
	CSAIL Commercial Mortgage Trust
60,433,196	0.92%, 06/15/2057(3)(5)	2,109,094
3,798,952	1.16%, 11/15/2048(3)(5)	156,295
11,275,705	1.94%, 01/15/2049(3)(5)	906,944
7,127,206	DBUBS Mortgage Trust 0.88%, 11/10/2046(1)(3)(5)	28,214
2,965,385	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,057,395
	FREMF Mortgage Trust
7,250,000	2.36%, 02/25/2020, 1 mo. USD LIBOR + 0.320%(2)	7,249,893
5,485,000	5.45%, 09/25/2043(1)(3)	5,562,641
1,017,022	GE Business Loan Trust 3.03%, 05/15/2034, 1 mo. USD LIBOR + 1.000%(1)(2)	958,307
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,444,567
	GS Mortgage Securities Trust
44,961,288	0.11%, 07/10/2046(3)(5)	135,500
6,388,144	1.50%, 08/10/2044(1)(3)(5)	112,837
1,580,166	3.67%, 04/10/2047(1)	561,251
785,121	4.07%, 01/10/2047	843,260
2,215,000	5.13%, 04/10/2047(1)(3)	1,999,552
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,294,241
765,128	2.84%, 12/15/2047	778,973
1,290,924	4.55%, 12/15/2047(1)(3)	1,219,554
	JPMBB Commercial Mortgage Securities Trust
22,543,177	0.81%, 09/15/2047(3)(5)	557,044
7,116,560	0.90%, 05/15/2048(3)(5)	178,310
855,054	3.36%, 07/15/2045	887,200
	Morgan Stanley Bank of America Merrill Lynch Trust
11,535,592	1.16%, 12/15/2047(3)(5)	475,037
1,517,827	1.18%, 10/15/2048(3)(5)	74,334
1,530,000	3.13%, 12/15/2048	1,572,729
1,320,000	3.18%, 08/15/2045	1,351,855
795,172	4.26%, 10/15/2046(3)	853,684
	Morgan Stanley Capital Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 31,212,789	0.52%, 09/15/2047(1)(3)(5)	$103,227
8,179,012	1.60%, 06/15/2050(3)(5)	626,291
4,920,000	3.47%, 08/11/2033(1)	5,039,798
1,460,000	5.29%, 07/15/2049(1)(3)	1,333,271
82,680	5.77%, 10/12/2052(1)(3)	20,670
2,475,000	MTRO Commercial Mortgage Trust 3.83%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,476,551
3,174,712	Oaktown Re II Ltd. 3.57%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	3,178,620
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	850,502
4,655,051	UBS Commercial Mortgage Trust 1.24%, 08/15/2050(3)(5)	306,416
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	805,440
2,295,000	3.09%, 08/10/2049	2,343,809
2,065,000	3.19%, 03/10/2046	2,122,899
775,000	3.24%, 04/10/2046	799,324
	Wells Fargo Commercial Mortgage Trust
20,923,607	1.27%, 05/15/2048(3)(5)	848,657
1,125,554	2.92%, 10/15/2045	1,148,655
430,000	4.24%, 05/15/2048(3)	440,688
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	260,213
1,215,000	3.00%, 08/15/2045	1,239,530
1,150,000	3.07%, 03/15/2045	1,181,015
450,000	3.35%, 05/15/2045	465,680
990,000	3.72%, 05/15/2047	1,043,759
230,000	4.05%, 03/15/2047	246,622
1,095,000	4.15%, 08/15/2046(3)	1,171,937
710,000	5.00%, 06/15/2044(1)(3)	585,465
790,000	5.77%, 04/15/2045(1)(3)	835,865

		107,659,426

	Other ABS - 1.7%
7,177,949	Galaxy XXIX CLO Ltd. 2.95%, 11/15/2026, 3 mo. USD LIBOR + 0.790%(1)(2)	7,175,601
5,225,000	Pretium Mortgage Credit Partners LLC 3.11%, 07/27/2059(1)(4)	5,228,518
5,960,297	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	6,266,018
	Vericrest Opportunity Loan Trust
2,084,183	3.35%, 08/25/2049(1)(4)	2,087,918
2,238,861	3.97%, 03/25/2049(1)(4)	2,251,372
906,892	VOLT LXII LLC 3.13%, 09/25/2047(1)(4)	907,396
3,120,774	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	3,125,543
3,526,020	VOLT LXXIII LLC 4.46%, 10/25/2048(1)(4)	3,543,668
5,295,000	VOLT LXXX LLC 3.23%, 10/25/2049(1)(4)	5,298,444

		35,884,478

	Whole Loan Collateral CMO - 9.5%
	Alternative Loan Trust
976,727	2.34%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	899,309
215,183	2.56%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	211,040
947,792	5.75%, 05/25/2036	677,555
1,656,644	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	1,679,746
6,888,704	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	6,992,214
	Banc of America Funding Trust
1,187,855	2.34%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	1,169,859
3,928,685	5.77%, 05/25/2037(3)	3,888,716
147,182	5.85%, 01/25/2037(4)	146,816

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 19,890,000	Bank 0.84%, 09/15/2061(3)(5)	$1,375,065
876,321	BCAP LLC Trust 2.20%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	872,634
324,295	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	333,050
1,074,660	Bear Stearns Alt-A Trust 2.52%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,170,387
415,432	Bear Stearns Mortgage Funding Trust 2.20%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	397,765
	Bellemeade Re Ltd.
4,812,719	3.22%, 10/25/2027, 1 mo. USD LIBOR + 1.200%(1)(2)	4,815,557
3,182,746	3.32%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	3,184,686
	CHL Mortgage Pass-Through Trust
492,844	3.78%, 11/20/2035(3)	449,896
2,092,731	3.86%, 09/25/2047(3)	1,988,633
5,050,106	CIM Trust 3.00%, 04/25/2057(1)(3)	5,066,801
4,485,000	Colombia Cent CLO Ltd. 3.43%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	4,485,588
	COLT Mortgage Loan Trust
4,195,000	2.58%, 11/25/2049	4,194,966
3,214,617	3.34%, 05/25/2049(1)(3)	3,269,947
1,857,824	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,804,934
2,380,547	CSMC Trust 3.25%, 04/25/2047(1)(3)	2,391,115
	Deephaven Residential Mortgage Trust
861,626	2.45%, 06/25/2047(1)(3)	858,841
7,098,392	2.96%, 07/25/2059(1)(3)	7,129,890
	Fannie Mae Connecticut Avenue Securities
2,025,000	5.57%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	2,128,236
3,775,717	6.37%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	3,979,754
1,181,076	6.92%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,289,121
637,862	7.72%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	700,355
548,362	8.02%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	597,859
28,850	GMACM Mortgage Loan Trust 4.18%, 04/19/2036(3)	27,003
	GSR Mortgage Loan Trust
1,201,001	2.32%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	523,236
1,840,337	4.39%, 01/25/2036(3)	1,864,450
	HarborView Mortgage Loan Trust
1,043,937	2.25%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	1,008,557
3,666,276	2.30%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	3,485,709
2,652,267	Home Re Ltd. 4.03%, 10/25/2028, 1 mo. USD LIBOR + 1.600%	2,653,747
1,136,743	IndyMac Index Mortgage Loan Trust 3.87%, 03/25/2036(3)	1,036,161
256,882	JP Morgan Mortgage Trust 4.41%, 04/25/2037(3)	240,449
2,735,000	LCM XX L.P. 3.32%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,736,398
1,191,278	Lehman XS Trust 2.23%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	1,184,594
	LSTAR Securities Investment Ltd.
2,218,726	3.59%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	2,223,420
4,979,959	3.59%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	4,985,831
	LSTAR Securities Investment Trust
747,455	3.59%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	748,709
2,443,908	3.79%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	2,451,635
400,076	MASTR Adjustable Rate Mortgages Trust 4.73%, 11/21/2034(3)	410,843
1,140,428	MFA Trust 2.59%, 02/25/2057(1)(3)	1,133,164
2,270,000	New Residential Mortgage Loan Trust 2.49%, 09/25/2059(1)(3)	2,270,514

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 5,459,839	2.77%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	$5,443,631
4,465,169	3.52%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	4,530,598
4,057,205	3.75%, 11/26/2035(1)(3)	4,188,971
3,674,933	3.75%, 11/25/2056(1)(3)	3,797,214
6,798,267	4.00%, 02/25/2057(1)(3)	7,060,743
6,674,191	4.00%, 03/25/2057(1)(3)	6,951,220
5,263,866	4.00%, 04/25/2057(1)(3)	5,454,065
4,197,961	4.00%, 05/25/2057(1)(3)	4,378,853
5,681,984	4.00%, 08/27/2057	5,922,558
2,424,598	4.00%, 12/25/2057	2,514,784
	Oaktown Re III Ltd.
5,310,000	3.42%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	5,318,629
	OZLM Ltd.
7,485,000	3.32%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	7,483,204
	PMT Credit Risk Transfer Trust
3,304,628	4.14%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	3,303,391
	RBSGC Mortgage Loan Trust
1,286,055	6.25%, 01/25/2037	1,276,697
	Residential Accredit Loans, Inc.
3,065,190	3.65%, 11/25/2037(3)	2,862,061
793,045	6.00%, 12/25/2035	780,005
	Seasoned Credit Risk Transfer Trust
2,142,672	3.50%, 11/25/2057	2,305,745
5,680,542	3.50%, 07/25/2058	6,103,689
6,218,855	3.50%, 10/25/2058	6,556,447
	Structured Agency Credit Risk Trust
1,243,909	3.67%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	1,247,379
	Towd Point Mortgage Trust
2,902,272	2.25%, 04/25/2056(1)(3)	2,890,499
5,480,316	2.62%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	5,459,240
2,614,912	2.75%, 08/25/2055(1)(3)	2,625,238
481,007	3.00%, 03/25/2054(1)(3)	482,316
	WaMu Mortgage Pass-Through Certificates Trust
659,608	2.44%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	655,523
3,168,894	3.30%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	2,945,842
1,153,123	3.73%, 06/25/2037(3)	1,096,176
	Wells Fargo Commercial Mortgage Trust
45,233,394	1.28%, 09/15/2057(3)(5)	1,724,559

		202,494,032

	Total Asset & Commercial Mortgage Backed Securities (cost $524,326,823)	$527,201,266

Corporate Bonds - 28.1%
	Aerospace/Defense - 0.4%
	Boeing Co.
2,075,000	3.25%, 02/01/2035	2,150,148
	Lockheed Martin Corp.
822,000	4.09%, 09/15/2052	966,775
	United Technologies Corp.
140,000	2.80%, 05/04/2024	143,956
940,000	3.65%, 08/16/2023	994,738
1,565,000	3.95%, 08/16/2025	1,714,542
1,220,000	4.45%, 11/16/2038	1,450,580
400,000	4.63%, 11/16/2048	499,405

		7,920,144

	Agriculture - 0.7%
	Altria Group, Inc.
405,000	2.63%, 09/16/2026	390,726
765,000	3.88%, 09/16/2046	701,083
810,000	4.40%, 02/14/2026	866,172
1,780,000	4.80%, 02/14/2029	1,949,863
1,605,000	5.38%, 01/31/2044	1,784,169
2,120,000	5.80%, 02/14/2039	2,455,270
	BAT Capital Corp.
3,460,000	2.79%, 09/06/2024	3,430,064

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 320,000	3.22%, 08/15/2024	$323,504
3,025,000	4.39%, 08/15/2037	2,931,047

		14,831,898

	Auto Manufacturers - 0.3%
	Ford Motor Co.
635,000	5.29%, 12/08/2046	586,668
	Ford Motor Credit Co. LLC
540,000	3.82%, 11/02/2027	511,959
1,400,000	4.54%, 08/01/2026	1,398,701
545,000	5.11%, 05/03/2029	547,938
	General Motors Co.
1,260,000	5.20%, 04/01/2045	1,244,308
630,000	5.95%, 04/01/2049	674,985
1,000,000	6.25%, 10/02/2043	1,095,532
1,035,000	6.75%, 04/01/2046	1,183,954

		7,244,045

	Auto Parts & Equipment - 0.0%
	Adient Global Holdings Ltd.
450,000	4.88%, 08/15/2026(1)	365,625
	Goodyear Tire & Rubber Co.
290,000	5.00%, 05/31/2026(6)	293,567

		659,192

	Beverages - 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
2,549,000	3.75%, 07/15/2042	2,638,332
1,145,000	4.60%, 04/15/2048	1,320,576
1,575,000	4.75%, 04/15/2058	1,844,812
5,114,000	5.45%, 01/23/2039	6,464,913
	Constellation Brands, Inc.
1,275,000	2.65%, 11/07/2022	1,289,221
	Molson Coors Brewing Co.
2,200,000	3.00%, 07/15/2026	2,223,046

		15,780,900

	Biotechnology - 0.1%
	Amgen, Inc.
1,315,000	2.65%, 05/11/2022	1,332,252

	Chemicals - 0.6%
	Alpek S.A.B. de C.V.
1,490,000	4.25%, 09/18/2029(1)	1,502,665
	Chemours Co.
290,000	5.38%, 05/15/2027	250,134
	DuPont de Nemours, Inc.
3,005,000	4.21%, 11/15/2023	3,220,204
	Methanex Corp.
1,590,000	4.25%, 12/01/2024	1,602,336
531,000	5.65%, 12/01/2044	513,027
	Nutrien Ltd.
455,000	4.20%, 04/01/2029	501,185
	Olin Corp.
290,000	5.13%, 09/15/2027	296,525
	Sherwin-Williams Co.
1,200,000	2.95%, 08/15/2029	1,202,269
1,540,000	3.45%, 06/01/2027	1,610,566
	Syngenta Finance N.V.
1,810,000	4.89%, 04/24/2025(1)	1,916,890
	Versum Materials, Inc.
265,000	5.50%, 09/30/2024(1)	282,225

		12,898,026

	Commercial Banks - 7.9%
	Banco Bilbao Vizcaya Argentaria S.A.
3,200,000	6.13%, 11/16/2027, (6.13% fixed rate until 11/16/2027; 5 year USD Swap + 3.870% thereafter)(7)(8)	3,068,000

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

EUR 400,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(7)(8)(9)	$481,758
	Banco de Sabadell S.A.
2,400,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(7)(8)(9)	2,610,806
	Bank of America Corp.
$ 3,475,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	3,583,842
6,005,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	6,246,024
4,620,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	4,913,736
1,785,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(8)	1,950,673
1,020,000	4.00%, 01/22/2025	1,083,071
1,385,000	4.20%, 08/26/2024	1,485,543
2,925,000	7.75%, 05/14/2038	4,458,168
	Barclays plc
965,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	997,399
250,000	7.88%, 03/15/2022, (7.88% fixed rate until 03/15/2022; 5 year USD Swap + 6.772% thereafter)(7)(8)(9)	264,375
	BNG Bank N.V.
AUD 7,470,000	1.90%, 11/26/2025(9)	5,196,998
	BNP Paribas S.A.
$ 1,505,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(1)(7)(8)	1,463,056
500,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 year USD Swap + 5.150% thereafter)(1)(7)(8)	558,750
1,940,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(7)(8)	2,044,275
	CaixaBank S.A.
EUR 1,200,000	6.75%, 06/13/2024, (6.75% fixed rate until 06/13/2024; 5 year EUR Swap + 6.498% thereafter)(7)(8)(9)	1,435,138
	Capital One Financial Corp.
$ 1,725,000	3.90%, 01/29/2024	1,822,467
	Citigroup, Inc.
1,340,000	3.20%, 10/21/2026	1,385,205
2,960,000	3.22%, 05/17/2024, 3 mo. USD LIBOR + 1.100%(2)	2,985,791
2,475,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	2,564,372
1,085,000	3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151% thereafter)(8)	1,134,683
5,135,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	5,583,613
1,025,000	4.08%, 04/23/2029, (4.08% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.192% thereafter)(8)	1,116,069
940,000	4.45%, 09/29/2027	1,025,611
111,000	4.65%, 07/30/2045	133,721
	Credit Agricole S.A.
4,000,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(7)(8)	4,705,000
	Credit Suisse Group AG
3,285,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(7)(8)	3,473,887
1,620,000	6.38%, 08/21/2026, (6.38% fixed rate until 08/21/2026; 5 year USD CMT + 4.822% thereafter)(1)(7)(8)	1,676,700
275,000	7.50%, 07/17/2023, (7.50% fixed rate until 07/17/2023; 5 year USD Swap + 4.600% thereafter)(1)(7)(8)	293,906
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,987,050
1,970,000	5.38%, 01/12/2024(1)	2,163,909
EUR 650,000	5.88%, 04/06/2022, (5.88% fixed rate until 04/06/2022; 5 year EUR Swap + 5.471% thereafter)(7)(8)(9)	750,194

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	DNB Bank ASA
$ 1,400,000	6.50%, 03/26/2022, (6.50% fixed rate until 03/26/2022; 5 year USD Swap + 5.080% thereafter)(7)(8)(9)	$1,464,750
	Goldman Sachs Group, Inc.
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	977,962
2,410,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(8)	2,527,883
3,860,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	4,098,196
375,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	403,789
1,250,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	1,364,488
65,000	6.25%, 02/01/2041	89,748
1,890,000	6.75%, 10/01/2037	2,551,281
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,318,441
2,370,000	3.40%, 03/08/2021	2,407,293
1,200,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	1,329,087
2,925,000	6.00%, 05/22/2027, (6.00% fixed rate until 05/22/2027; 5 year USD ICE Swap + 3.746% thereafter)(7)(8)	3,008,421
	Intesa Sanpaolo S.p.A.
1,480,000	7.70%, 09/17/2025, (7.70% fixed rate until 09/17/2025; 5 year USD Swap + 5.462% thereafter)(1)(6)(7)(8)	1,541,050
EUR 1,375,000	7.75%, 01/11/2027, (7.75% fixed rate until 01/11/2027; 5 year EUR Swap + 7.192% thereafter)(7)(8)(9)	1,762,740
	JP Morgan Chase & Co.
$ 2,160,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	2,236,319
2,500,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	2,642,597
955,000	3.51%, 10/24/2023, 3 mo. USD LIBOR + 1.230%(2)	970,142
2,115,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,266,201
1,990,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	2,098,799
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,844,034
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,435,685
	KeyCorp.
1,790,000	2.55%, 10/01/2029	1,750,884
	Morgan Stanley
2,725,000	2.50%, 04/21/2021	2,743,271
100,000	2.75%, 05/19/2022	101,452
4,895,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	5,160,185
2,120,000	3.63%, 01/20/2027	2,244,748
1,090,000	3.95%, 04/23/2027	1,152,937
2,775,000	4.00%, 07/23/2025	2,993,612
	Royal Bank of Canada
2,060,000	2.55%, 07/16/2024	2,087,900
	Royal Bank of Scotland Group plc
260,000	8.63%, 08/15/2021, (8.63% fixed rate until 08/15/2021; 5 year USD Swap + 7.598% thereafter)(7)(8)	278,421
	Santander Holdings USA, Inc.
1,435,000	3.70%, 03/28/2022	1,475,295
	Societe Generale S.A.
2,200,000	7.38%, 09/13/2021, (7.38% fixed rate until 09/13/2021; 5 year USD Swap + 6.238% thereafter)(1)(7)(8)	2,314,620
375,000	8.00%, 09/29/2025, (8.00% fixed rate until 09/29/2025; 5 year USD ICE Swap + 5.873% thereafter)(1)(7)(8)	422,344

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Standard Chartered plc
$ 1,950,000	7.50%, 04/02/2022, (7.50% fixed rate until 04/02/2022; 5 year USD Swap + 6.301% thereafter)(7)(8)(9)	$2,059,688
	UBS Group Funding Switzerland AG
1,273,000	2.65%, 02/01/2022(1)	1,283,792
3,050,000	6.88%, 03/22/2021, (6.88% fixed rate until 03/22/2021; 5 year USD ICE Swap + 5.497% thereafter)(7)(8)(9)	3,164,375
1,050,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(1)(7)(8)	1,115,100
	UniCredit S.p.A.
EUR 1,215,000	5.38%, 06/03/2025, (5.38% fixed rate until 06/03/2025; 5 year EUR Swap + 4.925% thereafter)(7)(8)(9)	1,292,671
$ 2,685,000	6.57%, 01/14/2022(1)	2,880,126
625,000	8.00%, 06/03/2024, (8.00% fixed rate until 06/03/2024; 5 year USD Swap + 5.180% thereafter)(7)(8)(9)	648,625
	Wells Fargo & Co.
1,795,000	2.63%, 07/22/2022	1,814,929
1,655,000	3.00%, 04/22/2026	1,696,966
665,000	3.00%, 10/23/2026	682,947
4,800,000	3.07%, 01/24/2023	4,888,056
2,485,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(8)	2,632,546
2,885,000	3.75%, 01/24/2024	3,052,733
295,000	4.90%, 11/17/2045	350,809
890,000	5.61%, 01/15/2044	1,151,877

		168,423,605

	Commercial Services - 0.3%
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	203,500
200,000	4.38%, 08/15/2027(1)	205,750
	Global Payments, Inc.
655,000	3.20%, 08/15/2029	664,230
	IHS Markit Ltd.
4,610,000	4.13%, 08/01/2023	4,851,103
	Service Corp. International
100,000	5.13%, 06/01/2029	106,875
	United Rentals North America, Inc.
400,000	5.50%, 07/15/2025	416,200

		6,447,658

	Construction Materials - 0.0%
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	61,800
930,000	6.00%, 10/15/2025(1)	975,068

		1,036,868

	Diversified Financial Services - 0.0%
	Navient Corp.
460,000	5.88%, 03/25/2021	476,387
390,000	7.25%, 01/25/2022	420,225

		896,612

	Electric - 1.8%
	AES Corp.
220,000	4.50%, 03/15/2023	224,950
284,000	4.88%, 05/15/2023	288,970
50,000	5.13%, 09/01/2027	53,125
	Berkshire Hathaway Energy Co.
1,180,000	3.25%, 04/15/2028	1,242,780
	CenterPoint Energy Houston Electric LLC
355,000	4.25%, 02/01/2049	426,195
	Cleco Corporate Holdings LLC
1,130,000	3.38%, 09/15/2029(1)	1,131,093
75,000	4.97%, 05/01/2046	85,849
	Commonwealth Edison Co.
1,420,000	3.65%, 06/15/2046	1,533,901

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 370,000	4.00%, 03/01/2048	$423,391
	Connecticut Light & Power Co.
375,000	4.00%, 04/01/2048	432,297
	DTE Energy Co.
1,120,000	1.50%, 10/01/2019	1,120,000
	Duke Energy Carolinas LLC
1,525,000	4.25%, 12/15/2041	1,758,841
	Duke Energy Florida LLC
970,000	3.40%, 10/01/2046	1,001,732
	Duke Energy Indiana LLC
1,245,000	3.25%, 10/01/2049	1,241,542
	Duke Energy Progress LLC
1,495,000	4.38%, 03/30/2044	1,764,016
	Evergy, Inc.
730,000	2.45%, 09/15/2024	729,436
1,040,000	2.90%, 09/15/2029	1,034,741
	Exelon Corp.
2,275,000	2.85%, 06/15/2020	2,284,515
2,745,000	3.95%, 06/15/2025	2,939,157
	Florida Power & Light Co.
360,000	3.99%, 03/01/2049	420,210
	Fortis, Inc.
645,000	2.10%, 10/04/2021	642,875
	Georgia Power Co.
790,000	4.30%, 03/15/2042	868,467
	IPALCO Enterprises, Inc.
1,465,000	3.70%, 09/01/2024	1,516,997
	MidAmerican Energy Co.
380,000	3.65%, 08/01/2048	414,175
	NextEra Energy Capital Holdings, Inc.
2,580,000	3.15%, 04/01/2024	2,664,689
	Northern States Power Co.
395,000	2.90%, 03/01/2050	381,879
	Oglethorpe Power Corp.
740,000	5.05%, 10/01/2048	895,379
	Oncor Electric Delivery Co. LLC
360,000	3.10%, 09/15/2049(1)	360,739
565,000	5.75%, 03/15/2029	715,026
	PacifiCorp.
360,000	4.15%, 02/15/2050	420,317
	Public Service Electric & Gas Co.
395,000	3.80%, 03/01/2046	440,546
	Public Service Enterprise Group, Inc.
1,820,000	2.88%, 06/15/2024	1,867,334
	Puget Energy, Inc.
2,070,000	3.65%, 05/15/2025	2,118,745
	South Carolina Electric & Gas Co.
415,000	5.10%, 06/01/2065	551,488
	Southern California Edison Co.
1,380,000	2.85%, 08/01/2029(6)	1,392,044
420,000	4.00%, 04/01/2047	450,418
	Southern Co.
625,000	2.95%, 07/01/2023	637,880
1,495,000	3.25%, 07/01/2026	1,541,746
35,000	4.40%, 07/01/2046	38,998
	Union Electric Co.
380,000	4.00%, 04/01/2048	432,176

		38,488,659

	Engineering & Construction - 0.8%
	Fluor Corp.
2,250,000	4.25%, 09/15/2028	2,261,253
	International Airport Finance S.A.
4,250,000	12.00%, 03/15/2033(1)(6)	4,712,188
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,861,744

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 4,540,000	3.45%, 03/15/2048(1)	$4,674,541

		16,509,726

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,260,000	5.30%, 01/15/2029	1,388,785
275,000	5.38%, 04/15/2026	302,461
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	460,019
260,000	5.00%, 08/01/2023(1)	265,850

		2,417,115

	Environmental Control - 0.1%
	Clean Harbors, Inc.
144,000	4.88%, 07/15/2027(1)	150,300
116,000	5.13%, 07/15/2029(1)	122,960
	Waste Management, Inc.
1,100,000	3.20%, 06/15/2026	1,159,916
430,000	3.45%, 06/15/2029	464,368
310,000	4.15%, 07/15/2049	361,256

		2,258,800

	Food - 0.3%
	Conagra Brands, Inc.
775,000	4.30%, 05/01/2024	831,816
240,000	4.60%, 11/01/2025	263,932
	NBM U.S. Holdings, Inc.
5,270,000	7.00%, 05/14/2026(1)	5,526,912
	TreeHouse Foods, Inc.
285,000	6.00%, 02/15/2024(1)	295,688

		6,918,348

	Food Service - 0.0%
	Aramark Services, Inc.
585,000	5.00%, 02/01/2028(1)	608,400

	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
5,810,000	5.00%, 01/15/2030	5,825,687
2,390,000	6.00%, 01/15/2029	2,597,930

		8,423,617

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	74,944
375,000	5.88%, 08/20/2026	411,206
	Sempra Energy
1,445,000	2.40%, 02/01/2020	1,445,075

		1,931,225

	Healthcare-Products - 0.3%
	Alcon Finance Corp.
1,145,000	3.00%, 09/23/2029(1)	1,157,874
	Becton Dickinson and Co.
3,925,000	3.36%, 06/06/2024	4,094,122
	Boston Scientific Corp.
1,415,000	4.00%, 03/01/2028	1,550,920
	Hill-Rom Holdings, Inc.
140,000	4.38%, 09/15/2027(1)	143,129
	Thermo Fisher Scientific, Inc.
255,000	3.00%, 04/15/2023	262,414

		7,208,459

	Healthcare-Services - 0.7%
	Aetna, Inc.
700,000	2.80%, 06/15/2023	708,451
	Anthem, Inc.
1,780,000	2.88%, 09/15/2029	1,761,342
2,115,000	3.50%, 08/15/2024	2,216,641

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 285,000	4.38%, 12/01/2047	$307,648
410,000	4.63%, 05/15/2042	453,837
535,000	CHS/Community Health Systems, Inc. 5.13%, 08/01/2021(6)	533,663
1,210,000	CommonSpirit Health 3.35%, 10/01/2029	1,223,385
2,270,000	HCA, Inc. 4.13%, 06/15/2029	2,380,516
	UnitedHealth Group, Inc.
1,420,000	2.38%, 08/15/2024	1,431,353
1,205,000	2.88%, 08/15/2029	1,229,857
830,000	3.50%, 08/15/2039	864,021
860,000	3.70%, 12/15/2025	925,896
350,000	3.70%, 08/15/2049	370,567
800,000	3.75%, 07/15/2025	860,181
405,000	4.75%, 07/15/2045	492,223

		15,759,581

	Home Builders - 0.1%
595,000	Lennar Corp. 4.75%, 11/29/2027	638,137
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	311,363
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	615,250

		1,564,750

	Insurance - 0.4%
835,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	897,458
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	18,400
380,000	4.90%, 08/15/2023	360,848
15,000	7.63%, 09/24/2021	15,531
	Marsh & McLennan Cos., Inc.
1,480,000	3.88%, 03/15/2024	1,576,074
945,000	4.38%, 03/15/2029	1,068,792
1,035,000	4.75%, 03/15/2039	1,249,042
258,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	439,095
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	377,344
	Unum Group
640,000	4.00%, 06/15/2029	665,244
195,000	4.50%, 12/15/2049	188,103
	Willis North America, Inc.
740,000	2.95%, 09/15/2029	728,336
1,035,000	3.60%, 05/15/2024	1,075,525

		8,659,792

	Internet - 0.6%
	Alibaba Group Holding Ltd.
2,975,000	3.40%, 12/06/2027	3,096,401
630,000	4.00%, 12/06/2037	687,016
790,000	4.20%, 12/06/2047	895,612
2,505,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,882,070
150,000	Symantec Corp. 5.00%, 04/15/2025(1)	151,653
	Tencent Holdings Ltd.
1,210,000	3.60%, 01/19/2028(1)	1,262,090
2,765,000	3.98%, 04/11/2029(1)	2,958,571

		11,933,413

	Iron/Steel - 0.2%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	288,562

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 275,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	$282,233
	Vale Overseas Ltd.
2,105,000	6.25%, 08/10/2026	2,426,012
405,000	6.88%, 11/10/2039	515,873

		3,512,680

	IT Services - 0.7%
	Apple, Inc.
5,530,000	2.20%, 09/11/2029	5,433,505
885,000	3.45%, 02/09/2045	938,040
210,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	244,943
	International Business Machines Corp.
2,005,000	3.00%, 05/15/2024	2,078,797
3,115,000	3.30%, 05/15/2026	3,284,833
3,115,000	3.50%, 05/15/2029	3,343,095

		15,323,213

	Leisure Time - 0.0%
	VOC Escrow Ltd.
150,000	5.00%, 02/15/2028(1)	154,890

	Lodging - 0.1%
290,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026	304,500
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	990,470
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
59,000	5.25%, 05/15/2027(1)	60,622
91,000	5.50%, 03/01/2025(1)	95,805

		1,451,397

	Machinery - Construction & Mining - 0.0%
365,000	Oshkosh Corp. 5.38%, 03/01/2025	379,144

	Media - 1.6%
	CBS Corp.
850,000	3.70%, 06/01/2028	885,950
1,030,000	4.20%, 06/01/2029	1,117,637
	CCO Holdings LLC / CCO Holdings Capital Corp.
150,000	5.13%, 05/01/2027(1)	156,563
145,000	5.75%, 02/15/2026(1)	153,265
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,245,000	5.13%, 07/01/2049	1,325,183
1,090,000	6.48%, 10/23/2045	1,326,341
	Comcast Corp.
490,000	3.20%, 07/15/2036	501,308
745,000	3.95%, 10/15/2025	810,903
355,000	4.05%, 11/01/2052	395,934
725,000	4.15%, 10/15/2028	813,251
365,000	4.25%, 10/15/2030	415,185
645,000	4.60%, 10/15/2038	770,517
440,000	4.95%, 10/15/2058	559,221
2,601,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	2,663,689
600,000	4.80%, 02/01/2035(1)	652,331
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	454,678
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	876,047
19,000	3.95%, 06/15/2025	19,960
1,125,000	5.00%, 09/20/2037	1,209,377
405,000	5.30%, 05/15/2049	447,545
1,800,000	6.35%, 06/01/2040	2,202,413
555,000	DISH DBS Corp. 5.88%, 11/15/2024	550,144

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 2,515,000	Fox Corp. 4.03%, 01/25/2024(1)	$2,674,122
1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,063,778
220,000	TEGNA, Inc. 5.50%, 09/15/2024(1)	226,600
4,665,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,452,579
	Viacom, Inc.
2,225,000	4.25%, 09/01/2023	2,359,437
655,000	4.38%, 03/15/2043	675,546
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	57,097
79,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	85,162
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	601,233

		33,502,996

	Mining - 0.3%
	Anglo American Capital plc
775,000	4.50%, 03/15/2028(1)(6)	822,760
850,000	4.75%, 04/10/2027(1)	916,630
1,945,000	4.88%, 05/14/2025(1)	2,112,432
1,630,000	Glencore Funding LLC 4.88%, 03/12/2029(1)(6)	1,761,348

		5,613,170

	Miscellaneous Manufacturing - 0.0%
930,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	937,591

	Office/Business Equipment - 0.0%
105,000	CDW LLC / CDW Finance Corp. 4.25%, 04/01/2028	107,111

	Oil & Gas - 1.6%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	157,691
820,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	863,217
1,755,000	Cimarex Energy Co. 4.38%, 03/15/2029	1,846,969
1,865,000	Continental Resources, Inc. 4.38%, 01/15/2028	1,926,136
860,000	EnCana Corp. 3.90%, 11/15/2021	881,023
	Hess Corp.
165,000	5.60%, 02/15/2041	184,093
105,000	6.00%, 01/15/2040	121,635
2,397,000	7.13%, 03/15/2033	2,991,441
860,000	7.30%, 08/15/2031	1,082,158
1,168,000	Marathon Oil Corp. 3.85%, 06/01/2025	1,214,394
335,000	Marathon Petroleum Corp. 3.80%, 04/01/2028	349,062
2,125,000	Medco Oak Tree Pte Ltd. 7.38%, 05/14/2026(1)	2,142,000
295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	300,900
150,000	Nabors Industries, Inc. 4.63%, 09/15/2021	141,750
1,710,000	Noble Energy, Inc. 5.05%, 11/15/2044	1,865,361
	Occidental Petroleum Corp.
965,000	3.50%, 08/15/2029	978,703
65,000	4.50%, 07/15/2044	66,293
1,415,000	6.95%, 07/01/2024	1,659,825

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Petroleos Mexicanos
$ 1,650,000	6.63%, 06/15/2035	$1,612,462
3,745,000	6.84%, 01/23/2030(1)	3,879,445
405,000	7.69%, 01/23/2050(1)	422,212
2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,119,012
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	357,095
10,000	5.38%, 10/01/2022	9,566
2,144,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	2,167,959
	SM Energy Co.
255,000	6.13%, 11/15/2022	244,379
70,000	6.75%, 09/15/2026(6)	61,250
295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	307,883
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,358,280
	Valero Energy Corp.
535,000	4.00%, 04/01/2029	568,974
540,000	4.35%, 06/01/2028	586,176
190,000	WPX Energy, Inc. 5.25%, 09/15/2024	193,325
ARS 93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	649,852

		34,310,521

	Packaging & Containers - 0.2%
$ 200,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	201,250
695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	737,569
295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	302,006
1,905,000	WRKCo, Inc. 4.65%, 03/15/2026	2,091,310

		3,332,135

	Pharmaceuticals - 1.3%
1,115,000	Allergan Finance LLC 4.63%, 10/01/2042	1,156,840
	Bausch Health Cos., Inc.
315,000	6.50%, 03/15/2022(1)	325,631
140,000	7.00%, 03/15/2024(1)	147,134
95,000	Baxalta, Inc. 3.60%, 06/23/2022	97,491
3,915,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	4,182,612
1,395,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029(1)	1,490,030
7,240,000	Cigna Corp. 4.38%, 10/15/2028	7,910,975
	CVS Health Corp.
1,640,000	5.05%, 03/25/2048	1,861,283
1,690,000	5.13%, 07/20/2045	1,915,549
2,360,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,533,037
275,000	Mylan N.V. 5.25%, 06/15/2046	293,015
1,080,000	Mylan, Inc. 4.55%, 04/15/2028	1,146,289
1,525,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,532,065

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 2,965,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	$2,075,204

		26,667,155

	Pipelines - 1.3%
280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	311,536
65,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(1)	66,544
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	201,025
	Energy Transfer Operating L.P.
360,000	4.20%, 09/15/2023	378,334
650,000	4.50%, 04/15/2024	692,862
1,390,000	5.25%, 04/15/2029	1,568,926
555,000	5.50%, 06/01/2027	627,869
380,000	6.25%, 04/15/2049	461,483
1,465,000	Enterprise Products Operating LLC 3.13%, 07/31/2029	1,500,157
	EQM Midstream Partners L.P.
1,031,000	4.13%, 12/01/2026	958,905
220,000	4.75%, 07/15/2023	220,679
1,250,000	5.50%, 07/15/2028	1,250,148
	MPLX L.P.
1,120,000	4.25%, 12/01/2027(1)	1,184,949
930,000	4.70%, 04/15/2048	970,656
325,000	5.20%, 03/01/2047	360,960
335,000	5.20%, 12/01/2047(1)	365,283
211,000	6.25%, 10/15/2022(1)	216,283
825,000	ONEOK, Inc. 3.40%, 09/01/2029	819,563
	Phillips 66 Partners L.P.
1,220,000	2.45%, 12/15/2024	1,215,033
625,000	3.15%, 12/15/2029	615,916
	Sabine Pass Liquefaction LLC
625,000	4.20%, 03/15/2028	661,319
287,000	5.63%, 03/01/2025	322,254
	Sunoco Logistics Partners Operations L.P.
960,000	4.00%, 10/01/2027	993,767
175,000	5.30%, 04/01/2044	184,866
180,000	5.35%, 05/15/2045	193,132
	Texas Eastern Transmission L.P.
785,000	2.80%, 10/15/2022(1)	791,976
165,000	3.50%, 01/15/2028(1)	171,574
	TransCanada PipeLines Ltd.
1,810,000	4.63%, 03/01/2034	2,056,419
610,000	4.75%, 05/15/2038	695,900
155,000	6.10%, 06/01/2040	200,053
1,740,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	1,902,733
	Western Midstream Operating L.P.
2,155,000	4.50%, 03/01/2028	2,080,875
1,165,000	4.75%, 08/15/2028	1,146,594
110,000	5.50%, 08/15/2048	97,902
1,125,000	Williams Partners L.P. 5.10%, 09/15/2045	1,238,563

		26,725,038

	Real Estate Investment Trusts - 0.2%
570,000	Equinix, Inc. 5.88%, 01/15/2026	606,429
735,000	HCP, Inc. 3.25%, 07/15/2026	756,119
2,240,000	SBA Tower Trust 2.84%, 01/15/2025(1)	2,242,876

		3,605,424

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Retail - 0.3%
$ 150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	$154,365
	Lowe’s Cos., Inc.
3,075,000	3.38%, 09/15/2025	3,228,661
270,000	3.70%, 04/15/2046	271,885
1,035,000	McDonald’s Corp. 3.35%, 04/01/2023	1,080,188
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	321,936
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	462,800
230,000	William Carter Co. 5.63%, 03/15/2027(1)	246,100

		5,765,935

	Semiconductors - 0.8%
4,990,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	5,011,058
1,615,000	Broadcom, Inc. 4.75%, 04/15/2029(1)	1,707,332
272,000	Entegris, Inc. 4.63%, 02/10/2026(1)	281,520
870,000	Intel Corp. 4.10%, 05/19/2046	1,014,119
1,590,000	Microchip Technology, Inc. 4.33%, 06/01/2023	1,669,781
2,485,000	Micron Technology, Inc. 4.98%, 02/06/2026	2,676,811
2,725,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	2,953,623
270,000	Qorvo, Inc. 5.50%, 07/15/2026	285,188
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	379,406
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	330,150

		16,308,988

	Software - 0.3%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	156,180
30,000	5.88%, 06/15/2026	31,912
500,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	557,716
1,710,000	Fiserv, Inc. 3.20%, 07/01/2026	1,769,671
200,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	209,500
	Microsoft Corp.
1,160,000	3.70%, 08/08/2046	1,320,224
955,000	3.95%, 08/08/2056	1,131,103
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	487,669
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	277,602
795,000	Oracle Corp. 4.00%, 11/15/2047	889,689
310,000	Western Digital Corp. 4.75%, 02/15/2026	318,912

		7,150,178

	Telecommunications - 2.0%
	AT&T, Inc.
165,000	2.95%, 07/15/2026	166,951
2,380,000	3.80%, 02/15/2027	2,518,833
165,000	3.88%, 01/15/2026	174,950

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 120,000	4.13%, 02/17/2026	$129,627
4,444,000	4.30%, 02/15/2030	4,889,635
1,970,000	4.35%, 03/01/2029	2,175,842
390,000	4.35%, 06/15/2045	409,834
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,685,629
	Nokia Oyj
5,000	4.38%, 06/12/2027	5,225
575,000	6.63%, 05/15/2039	675,625
425,000	Sprint Corp. 7.13%, 06/15/2024	458,065
2,375,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,576,875
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	282,225
160,000	7.72%, 06/04/2038	193,600
2,310,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,468,812
	Telefonica Emisiones S.A.
555,000	4.67%, 03/06/2038	608,793
925,000	4.90%, 03/06/2048	1,032,558
825,000	5.21%, 03/08/2047	959,648
1,000,000	5.52%, 03/01/2049	1,217,411
	Verizon Communications, Inc.
915,000	3.88%, 02/08/2029	1,004,089
965,000	4.02%, 12/03/2029	1,072,436
2,603,000	4.27%, 01/15/2036	2,926,932
3,185,000	4.40%, 11/01/2034	3,643,462
1,735,000	4.50%, 08/10/2033	2,014,579
100,000	4.81%, 03/15/2039	119,855
860,000	5.01%, 08/21/2054	1,082,422
230,000	5.25%, 03/16/2037	284,754
820,000	Vodafone Group plc 4.25%, 09/17/2050	835,243

		41,613,910

	Transportation - 0.4%
	CSX Corp.
1,065,000	2.40%, 02/15/2030	1,043,161
1,400,000	3.25%, 06/01/2027	1,469,917
415,000	3.35%, 09/15/2049	405,429
2,225,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.45%, 07/01/2024(1)	2,312,285
2,975,000	Union Pacific Corp. 4.38%, 09/10/2038	3,423,951

		8,654,743

	Trucking & Leasing - 0.1%
1,480,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(1)	1,530,764

	Water - 0.0%
905,000	American Water Capital Corp. 4.15%, 06/01/2049	1,038,471

	Total Corporate Bonds (cost $570,381,341)	$597,838,539

Foreign Government Obligations - 3.1%
	Argentina - 0.0%
EUR 1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	746,982

	Dominican Republic - 0.3%
$ 4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	5,207,899

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Egypt - 0.1%
$ 720,000	Egypt Government International Bond 8.50%, 01/31/2047(9)	$761,547

	Ghana - 0.1%
2,135,000	Ghana Government International Bond 7.63%, 05/16/2029(9)	2,133,570

	Hungary - 0.0%
710,000	Hungary Government International Bond 6.38%, 03/29/2021	753,382

	Panama - 0.0%
235,000	Panama Government International Bond 3.16%, 01/23/2030	242,402

	Romania - 0.5%
	Romanian Government International Bond
EUR 785,000	3.88%, 10/29/2035(9)	1,026,733
1,222,000	4.63%, 04/03/2049(1)	1,726,833
4,440,000	4.63%, 04/03/2049(9)	6,274,256
$ 1,176,000	6.13%, 01/22/2044(9)	1,535,539

		10,563,361

	Senegal - 0.1%
2,115,000	Senegal Government International Bond 6.25%, 05/23/2033(9)	2,128,642

	Supranational - 1.7%
NZD 15,745,000	Asian Development Bank 3.00%, 01/17/2023	10,404,495
CAD 14,175,000	Inter-American Development Bank 1.70%, 10/10/2024(10)	10,715,974
AUD 14,230,000	2.75%, 10/30/2025(9)	10,391,369
CAD 7,200,000	International Finance Corp. 1.38%, 09/13/2024	5,337,353

		36,849,191

	Tunisia - 0.2%
	Banque Centrale de Tunisie International Bond
EUR 1,405,000	6.38%, 07/15/2026(1)	1,479,772
1,805,000	6.75%, 10/31/2023(1)	1,982,942

		3,462,714

	United Arab Emirates - 0.1%
$ 2,665,000	Abu Dhabi Government International Bond 3.13%, 09/30/2049(1)	2,581,719

	Uruguay - 0.0%
205,000	Uruguay Government International Bond 4.98%, 04/20/2055	239,337

	Total Foreign Government Obligations (cost $66,714,400)	$65,670,746

Municipal Bonds - 1.0%
	Development - 0.0%
110,000	California State, GO Taxable 7.30%, 10/01/2039	172,168

	Education - 0.1%
	Chicago, IL, Board of Education
740,000	6.14%, 12/01/2039	816,457
1,750,000	6.32%, 11/01/2029	1,936,795

		2,753,252

	General - 0.3%
5,445,000	Philadelphia Auth for Industrial Dev 6.55%, 10/15/2028	6,938,237

	General Obligation - 0.5%
1,470,000	California State, GO Taxable 7.55%, 04/01/2039	2,432,056

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,767,000	City of Chicago, IL, GO 7.38%, 01/01/2033	$2,107,165
	State of Illinois, GO
3,320,727	4.95%, 06/01/2023	3,476,104
280,000	5.00%, 01/01/2023	293,009
610,000	5.56%, 02/01/2021	633,613
980,000	5.95%, 04/01/2022	1,050,521

		9,992,468

	Utility - Electric - 0.1%
1,577,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,176,449

	Total Municipal Bonds (cost $20,625,281)	$22,032,574

Senior Floating Rate Interests - 2.4%(11)
	Advertising - 0.0%
448,056	Acosta Holdco, Inc. 7.25%, 09/26/2021, 1 mo. USD LIBOR + 3.250%	135,116
310,000	Clear Channel Outdoor Holdings, Inc. 5.54%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	310,663

		445,779

	Aerospace/Defense - 0.1%
299,855	Circor International, Inc. 5.54%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$300,136
569,391	TransDigm, Inc. 4.54%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	567,512

		867,648

	Agriculture - 0.0%
747,371	Pinnacle Operating Corp. 4.65%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	560,528

	Airlines - 0.0%
280,000	WestJet Airlines Ltd. 0.00%, 08/06/2026, 1 mo. USD LIBOR + 3.000%(12)	281,926

	Auto Manufacturers - 0.0%
152,675	Navistar International Corp. 5.53%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	151,768

	Auto Parts & Equipment - 0.1%
234,413	Adient U.S. LLC 6.78%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	230,252
206,530	Altra Industrial Motion Corp. 4.04%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	206,014
	Panther BF Aggregator L.P.
EUR 710,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	776,465
$ 475,000	5.54%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	469,955

		1,682,686

	Biotechnology - 0.0%
610,536	Sotera Health Holdings LLC 5.04%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	602,904

	Chemicals - 0.1%
89,860	Cabot Microelectronics Corp. 4.31%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%	90,085
EUR 185,986	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	201,286
$ 119,700	Hexion, Inc. 5.82%, 07/01/2026, 1 mo. USD LIBOR + 0.035%	119,251
123,750	LTI Holdings, Inc. 5.54%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	116,882
	Starfruit Finco B.V.
EUR 100,000	3.75%, 10/01/2025, 3 mo. EURIBOR + 3.750%	109,222
$ 99,500	5.29%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	97,311

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 350,013	Univar, Inc. 4.29%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	$350,741

		1,084,778

	Coal - 0.0%
686,686	Foresight Energy LLC 7.87%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	363,944

	Commercial Services - 0.2%
	Allied Universal Holdco LLC
18,768	2.13%, 07/10/2026, UNFND + 2.125%(13)	18,777
189,565	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	189,654
277,200	APX Group, Inc. 7.05%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	271,656
122,500	Ascend Learning LLC 5.04%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	121,925
376,118	Blackhawk Network Holdings, Inc. 5.04%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	374,550
123,023	Capital Automotive L.P. 8.04%, 03/24/2025, 1 mo. USD LIBOR + 6.000%	123,254
415,000	Dun & Bradstreet Corp. 7.05%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	417,444
98,250	Energizer Holdings, Inc. 4.38%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	98,189
605,769	Quikrete Holdings, Inc. 4.79%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	603,195
EUR 211,936	Techem Verwaltungsgesellschaft 675 mbH 3.50%, 07/31/2025, 3 mo. EURIBOR + 3.500%	233,054
$ 1,006,825	Tempo Acquisition LLC 5.04%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	1,009,765
EUR 135,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	147,769
$ 127,605	Weight Watchers International, Inc. 6.86%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	127,725
515,425	Xerox Business Services LLC 4.54%, 12/07/2023, 1 mo. USD LIBOR + 2.500%	501,895

		4,238,852

	Construction Materials - 0.0%
266,625	NCI Building Systems, Inc. 5.79%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	260,626

	Diversified Financial Services - 0.1%
	AlixPartners LLP
EUR 99,500	3.25%, 04/04/2024, 3 mo. USD LIBOR + 3.250%	108,721
$ 458,250	4.79%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	458,314
153,838	Aretec Group, Inc. 6.29%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	148,261
	Crown Finance U.S., Inc.
EUR 33,269	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	36,279
$ 184,407	4.29%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	183,094
228,275	Financial & Risk U.S. Holdings, Inc. 5.79%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	229,416
139,300	Minotaur Acquisition, Inc. 7.04%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	134,773
EUR 185,208	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	200,215
$ 277,163	RP Crown Parent LLC 4.80%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	277,163
99,743	UFC Holdings LLC 0.00%, 04/29/2026, 1 mo. USD LIBOR + 3.250%(12)	99,924
226,255	Victory Capital Holdings, Inc. 5.57%, 07/01/2026, 1 mo. USD LIBOR + 3.250%	227,046

		2,103,206

	Electric - 0.0%
321,041	Seadrill Partners Finco LLC 8.10%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	175,426

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Energy-Alternate Sources - 0.0%
$ 261,688	BCP Renaissance Parent LLC 5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	$249,422
98,250	Medallion Midland Acquisition LLC 5.29%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	95,221

		344,643

	Engineering & Construction - 0.1%
733,125	Brand Energy & Infrastructure Services, Inc. 6.51%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	714,797
84,887	Pike Corp. 5.30%, 07/19/2026, 1 mo. USD LIBOR + 3.250%	85,123
98,500	Verra Mobility Corp. 5.79%, 02/28/2025, 1 mo. USD LIBOR + 3.750%	98,828

		898,748

	Entertainment - 0.0%
427,404	Scientific Games International, Inc. 4.88%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	423,399
118,800	Wyndham Hotels & Resorts, Inc. 3.79%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	119,312

		542,711

	Food - 0.1%
100,000	B&G Foods, Inc. 0.00%, 10/10/2026, 1 mo. USD LIBOR + 2.500%(12)	100,438
492,164	Hostess Brands LLC 4.43%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	491,815
470,230	Post Holdings, Inc. 4.04%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	471,288
250,000	US Foods, Inc. 0.00%, 09/13/2026, 1 mo. USD LIBOR + 0.020%(12)	250,782

		1,314,323

	Food Service - 0.0%
99,250	8th Avenue Food & Provisions, Inc. 5.79%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	99,416
111,920	Aramark Services, Inc. 3.79%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	111,966

		211,382

	Gas - 0.0%
104,475	Messer Industries GmbH 4.60%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	104,201

	Healthcare-Products - 0.0%
347,013	Kinetic Concepts, Inc. 7.25%, 02/02/2024, 3 mo. USD LIBOR + 3.250%	347,519
213,188	Lifescan Global Corp. 8.66%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	191,737
207,540	Parexel International Corp. 4.79%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	196,756

		736,012

	Healthcare-Services - 0.2%
356,250	CDRH Parent, Inc. 6.38%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	259,507
130,542	DentalCorp Perfect Smile ULC 5.79%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	128,258
272,938	Envision Healthcare Corp. 5.79%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	221,846
307,681	Global Medical Response, Inc. 5.31%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	287,361
EUR 217,250	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	237,284
$ 677,789	Jaguar Holding Co. 4.54%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	678,019
60,101	MED ParentCo L.P. 0.00%, 08/31/2026, 1 mo. USD LIBOR + 0.425%(12)(13)	59,516

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 240,690	0.00%, 08/31/2026, 1 mo. USD LIBOR + 0.425%(12)	$238,343
455,175	MPH Acquisition Holdings LLC 4.85%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	432,890
131,114	One Call Corp. 7.41%, 11/25/2022, 1 mo. USD LIBOR + 5.250%	101,832
218,337	Syneos Health, Inc. 4.04%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	218,974
550,000	Zelis Healthcare Corp. 0.00%, 09/26/2026, 3 mo. USD LIBOR + 4.750%(12)	545,188

		3,409,018

	Household Products - 0.0%
289,838	Diamond (BC) B.V. 5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	275,708
291,000	Revlon Consumer Products Corp. 5.62%, 09/07/2023, 1 mo. USD LIBOR + 0.035%	222,615

		498,323

	Insurance - 0.1%
	Asurion LLC
738,202	5.04%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	740,838
375,000	8.54%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	380,813
222,188	Hub International Ltd. 5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	219,441
	Sedgwick Claims Management Services, Inc.
548,625	0.00%, 09/03/2026, 1 mo. USD LIBOR + 0.040%(12)	549,036
282,863	5.29%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	277,912

		2,168,040

	Leisure Time - 0.1%
437,371	Caesars Resort Collection LLC 4.79%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	434,309
795,546	Delta (LUX) S.a.r.l. 4.54%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	784,209
733,400	Golden Entertainment, Inc. 5.06%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	735,234
143,913	Penn National Gaming, Inc. 4.29%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	144,517

		2,098,269

	Lodging - 0.0%
230,133	Boyd Gaming Corp. 4.17%, 09/15/2023, 1 week USD LIBOR + 2.250%	230,684
542,529	Caesars Entertainment Operating Co. 4.04%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	542,160

		772,844

	Machinery - Construction & Mining - 0.0%
267,975	Brookfield WEC Holdings, Inc. 5.54%, 08/01/2025, 1 mo. USD LIBOR + 3.500%	268,613

	Machinery-Diversified - 0.0%
262,777	Gates Global LLC 4.79%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	258,388

	Media - 0.2%
191,588	Altice Financing S.A. 4.81%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	186,319
1,524,432	Charter Communications Operating LLC 4.05%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	1,532,817
217,250	CSC Holdings LLC 4.53%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	217,250
225,000	CSC Holdings, LLC 0.00%, 04/15/2027, 1 mo. USD LIBOR + 0.025%(12)	225,281
188,575	Gray Television, Inc. 4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	189,073
223,189	Houghton Mifflin Harcourt Publishing Co. 5.04%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	216,308

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 652,534	ION Media Networks, Inc. 5.06%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	$650,903
266,131	MTN Infrastructure TopCo, Inc. 5.04%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	263,025
100,000	NASCAR Holdings, Inc. 0.00%, 07/27/2026, 1 mo. USD LIBOR + 2.750%(12)	100,609
290,000	Nexstar Broadcasting, Inc. 0.00%, 09/18/2026, 1 mo. USD LIBOR + 2.750%(12)	291,177
488,316	PSAV Holdings LLC 5.32%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	471,630
187,500	Sinclair Television Group, Inc. 4.54%, 09/30/2026, 1 mo. USD LIBOR + 0.025%	188,047
220,000	Telenet Financing USD LLC 4.28%, 08/15/2026, 1 mo. USD LIBOR + 2.250%	219,864
90,868	Web.com Group, Inc. 5.78%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	89,285
99,737	William Morris Endeavor Entertainment LLC 0.00%, 05/18/2025, 1 mo. USD LIBOR + 0.275%(12)	96,695

		4,938,283

	Metal Fabricate/Hardware - 0.0%
270,571	Rexnord LLC 4.04%, 08/21/2024, 1 mo. USD LIBOR + 2.000%	271,924

	Miscellaneous Manufacturing - 0.0%
133,258	H.B. Fuller Co. 4.04%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	132,622
100,000	Tamko Building Products, Inc 5.31%, 06/01/2026, 1 mo. USD LIBOR + 0.0325%	99,875
524,300	USI, Inc. 5.10%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	515,235

		747,732

	Oil & Gas - 0.1%
90,000	Ascent Resources - Marcellus LLC 8.53%, 03/30/2023, 1 mo. USD LIBOR + 6.500%	86,400
	BCP Raptor LLC
155,163	6.29%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	142,207
114,713	6.79%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	102,763
455,000	California Resources Corp. 12.42%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	394,999
764,040	Fieldwood Energy LLC 7.51%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	660,466
212,850	NorthRiver Midstream Finance L.P. 5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	210,943
678,272	PES Holdings LLC 6.75%, 12/31/2022, 1 mo. USD LIBOR + 6.990%	115,306
118,800	Traverse Midstream Partners LLC 6.05%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	104,247

		1,817,331

	Oil & Gas Services - 0.0%
149,625	Lower Cadence Holdings LLC 6.05%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	145,604
533,663	UGI Energy Services LLC 5.79%, 08/13/2026, 1 mo. USD LIBOR + 0.0375%	536,998

		682,602

	Packaging & Containers - 0.1%
	Berry Global, Inc.
EUR 134,663	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	148,161
$ 399,000	4.55%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	400,748
391,801	Flex Acquisition Co., Inc. 5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	376,814
199,362	Proampac PG Borrower LLC 5.66%, 11/18/2023, 1 mo. USD LIBOR + 3.500%	190,042

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 539,529	Reynolds Group Holdings, Inc. 4.79%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	$540,203

		1,655,968

	Pharmaceuticals - 0.1%
114,425	Catalent Pharma Solutions, Inc. 4.29%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	114,675
801,550	Endo Luxembourg Finance Co., S.a r.l. 6.31%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	728,160
545,000	Sunshine Luxembourg VII SARL 0.00%, 10/01/2026, 1 mo. USD LIBOR + 4.250%(12)	547,273
446,243	Valeant Pharmaceuticals International, Inc. 5.04%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	447,872

		1,837,980

	Real Estate - 0.0%
286,364	VICI Properties LLC 4.05%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	286,959

	Retail - 0.2%
974,464	American Builders & Contractors Supply Co., Inc. 4.04%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	973,548
656,600	Bass Pro Group LLC 7.04%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	631,321
389,394	Coty, Inc. 4.29%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	376,544
491,406	Harbor Freight Tools USA, Inc. 4.54%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	476,399
316,051	Neiman Marcus Group Ltd. LLC 8.06%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	239,557
133,313	Rodan & Fields LLC 6.03%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	113,316
385,147	Staples, Inc. 7.12%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	379,451
496,978	U.S. Foods, Inc. 4.04%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	498,583

		3,688,719

	Semiconductors - 0.0%
120,727	Microchip Technology, Inc. 4.05%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	120,916

	Software - 0.3%
512,076	Almonde, Inc. 5.70%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	497,748
587,243	Change Healthcare Holdings LLC 4.54%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	584,160
285,000	DigiCert Holdings, Inc. 0.00%, 08/31/2026(12)	283,931
342,310	Epicor Software Corp. 5.30%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	342,255
806,543	Hyland Software, Inc. 5.29%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	805,736
721,573	Infor U.S., Inc. 4.85%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	722,136
138,950	Quest Software U.S. Holdings, Inc. 6.51%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	136,981
60,710	SS&C Technologies Holdings Europe S.a.r.l. 4.29%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	60,862
418,574	SS&C Technologies, Inc. 4.29%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	419,960
140,000	Ultimate Software Group, Inc. 5.79%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	140,700
1,333,496	WEX, Inc. 4.29%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,339,683

		5,334,152

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Telecommunications - 0.2%
$ 692,343	Altice France S.A. 5.72%, 01/31/2026, 3 mo. USD LIBOR +3.688%	$686,721
198,485	CenturyLink, Inc. 4.79%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	197,052
300,000	Level 3 Financing, Inc. 4.29%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	300,438
	Sprint Communications, Inc.
994,500	4.56%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	986,733
99,250	5.06%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	98,909
642,416	Univision Communications, Inc. 4.79%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	623,812
158,400	Zacapa LLC 7.10%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	159,060
361,056	Zayo Group LLC 4.29%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	361,645

		3,414,370

	Transportation - 0.0%
232,563	Savage Enterprises LLC 6.04%, 08/01/2025, 1 mo. USD LIBOR + 4.500%	234,744

	Total Senior Floating Rate Interests (cost $53,785,048)	$51,477,266

U.S. Government Agencies - 45.6%
	Mortgage-Backed Agencies - 45.6%
	FHLMC - 8.2%
$ 122,018	0.00%, 11/15/2036(14)(15)	$112,208
52,924,300	0.29%, 10/25/2020(3)(5)	70,770
21,006,149	0.74%, 03/25/2027(3)(5)	838,668
2,101,511	1.75%, 10/15/2042	2,070,516
761,798	2.50%, 05/15/2028(5)	53,762
2,242,685	3.00%, 03/15/2028(5)	159,762
2,204,228	3.00%, 08/01/2029	2,275,670
1,015,590	3.00%, 05/15/2032(5)	59,139
787,763	3.00%, 03/15/2033(5)	85,598
5,790,611	3.00%, 04/01/2033	5,937,574
5,508,069	3.00%, 11/01/2036	5,653,223
3,626,109	3.00%, 01/01/2037	3,721,652
4,225,000	3.00%, 08/15/2043	4,333,841
1,210,283	3.00%, 05/15/2046	1,241,539
8,643,611	3.00%, 11/01/2046	8,874,516
1,616,200	3.00%, 12/01/2046	1,663,191
20,977,000	3.00%, 10/01/2049(16)	21,303,127
1,122,043	3.25%, 11/15/2041	1,174,713
1,100,095	3.50%, 06/15/2026(5)	51,700
416,707	3.50%, 09/15/2026(5)	33,305
689,545	3.50%, 03/15/2027	47,991
4,602,285	3.50%, 08/01/2034	4,787,904
2,836,809	3.50%, 03/15/2041(5)	239,545
1,371,368	3.50%, 06/01/2046	1,426,544
5,662,281	3.50%, 10/01/2047	5,848,974
57,870,076	3.50%, 03/01/2048	59,806,466
237,814	3.50%, 08/01/2048	246,151
3,316,926	4.00%, 08/01/2025	3,459,376
1,522,168	4.00%, 12/15/2026	117,321
2,599,974	4.00%, 07/15/2027(5)	194,820
1,153,480	4.00%, 03/15/2028(5)	84,710
639,675	4.00%, 06/15/2028(5)	53,986
1,469,576	4.00%, 07/15/2030	151,307
997,616	4.00%, 11/15/2040	1,104,993
3,716,409	4.00%, 05/01/2042	3,971,153
1,124,186	4.00%, 08/01/2042	1,201,859
1,551,735	4.00%, 09/01/2042	1,658,957
344,250	4.00%, 07/01/2044	360,529
284,972	4.00%, 06/01/2045	300,999
1,537,159	4.00%, 02/01/2046	1,620,902

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 650,822	4.00%, 09/01/2048	$678,194
749,120	4.50%, 09/01/2044	805,690
2,276,033	4.75%, 07/15/2039	2,530,852
84,755	5.00%, 03/01/2028	90,709
348,170	5.00%, 03/01/2031	373,093
544,658	5.00%, 05/01/2031	585,188
689,145	5.00%, 09/01/2031	737,811
660,107	5.00%, 11/01/2031	706,567
192,309	5.00%, 07/01/2032	205,828
1,071,494	5.00%, 09/15/2033(5)	160,674
16,685	5.00%, 12/01/2034	17,859
16,447	5.00%, 11/01/2035	18,167
34,650	5.00%, 03/01/2039	38,222
352,617	5.00%, 08/01/2039	389,683
15,277	5.00%, 09/01/2039	16,882
14,486	5.00%, 12/01/2039	16,009
15,024	5.00%, 04/01/2041	16,601
35,773	5.00%, 04/01/2044	39,464
18,393	5.00%, 05/01/2044	19,815
1,357,253	5.00%, 02/15/2048(5)	265,619
6,250,000	5.00%, 10/01/2049(16)	6,697,510
41,797	5.50%, 03/01/2028	45,186
86,980	5.50%, 04/01/2033	97,395
851,907	5.50%, 05/01/2034	963,871
1,138	5.50%, 11/01/2035	1,285
17,341	5.50%, 05/01/2037	19,587
44,872	5.50%, 11/01/2037	50,684
81,229	5.50%, 02/01/2038	91,723
33,830	5.50%, 04/01/2038	38,200
42,011	5.50%, 06/01/2038	47,409
4,605,580	5.50%, 08/01/2038	5,201,959
463,728	5.50%, 09/01/2038	523,312
9,229	5.50%, 12/01/2039	10,414
119,024	5.50%, 02/01/2040	134,354
391,549	5.50%, 05/01/2040	441,884
386,539	5.50%, 08/01/2040	435,807
1,730,770	5.50%, 06/01/2041	1,954,343
1,381	6.00%, 07/01/2029	1,527
209,208	6.00%, 10/01/2032	240,861
186,325	6.00%, 11/01/2032	208,755
257,681	6.00%, 12/01/2032	296,635
18,679	6.00%, 11/01/2033	21,506
32,937	6.00%, 01/01/2034	37,913
19,903	6.00%, 02/01/2034	22,915
218,125	6.00%, 08/01/2034	251,142
228,379	6.00%, 09/01/2034	262,892
224,902	6.00%, 01/01/2035	250,636
1,562,991	6.00%, 11/01/2037	1,794,361
101	6.50%, 07/01/2031	113
253	6.50%, 08/01/2032	283
788,508	6.50%, 07/15/2036	891,066
159,318	6.50%, 12/01/2037	183,617
100	7.50%, 09/01/2029	107
703	7.50%, 11/01/2031	768

		175,331,908

	FNMA - 26.3%
$ 131,063	0.00%, 03/25/2036(15)	$113,798
1,074,416	0.00%, 06/25/2036(14)(15)	969,989
2,271,827	1.75%, 12/25/2042	2,236,753
3,175,741	1.84%, 05/25/2046(3)(5)	167,889
2,253,331	1.96%, 06/25/2055(3)(5)	123,466
3,072,199	1.99%, 04/25/2055(3)(5)	185,579
1,740,285	2.00%, 09/25/2039	1,738,996
1,147,946	2.00%, 08/25/2043	1,131,415
2,968,964	2.11%, 08/25/2044(3)(5)	169,916

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 786,284	2.50%, 06/25/2028(5)	$52,159
56,725,000	2.50%, 10/01/2034(16)	57,206,941
216,027	2.50%, 01/01/2043	215,241
4,481,889	2.50%, 02/01/2043	4,478,071
1,788,072	2.50%, 03/01/2043	1,786,544
3,543,953	2.50%, 05/01/2043	3,540,934
2,501,757	2.50%, 06/01/2043	2,499,625
1,406,726	2.50%, 04/01/2045	1,405,528
1,779,947	3.00%, 02/25/2027(5)	108,822
720,616	3.00%, 09/25/2027	54,120
4,836,288	3.00%, 01/25/2028	349,256
36,425,000	3.00%, 10/01/2034(16)	37,233,180
3,510,360	3.00%, 03/01/2037	3,610,627
1,687,938	3.00%, 05/25/2047	1,735,043
6,187,390	3.00%, 09/25/2047	6,366,772
5,170,483	3.00%, 06/25/2048	5,315,417
4,214,658	3.00%, 10/25/2048	4,344,387
4,691,967	3.00%, 08/25/2049	4,826,884
135,766,000	3.00%, 10/01/2049(16)	137,802,490
4,349,000	3.13%, 01/01/2030	4,655,841
474,438	3.24%, 12/01/2026	510,061
1,710,000	3.35%, 05/01/2029	1,866,621
788,814	3.50%, 05/25/2027(5)	64,819
1,230,703	3.50%, 10/25/2027	103,831
1,389,362	3.50%, 05/25/2030(5)	138,431
403,474	3.50%, 08/25/2030(5)	38,216
885,808	3.50%, 02/25/2031(5)	66,568
8,975,000	3.50%, 10/01/2034(16)	9,282,113
837,503	3.50%, 09/25/2035(5)	103,222
1,810,810	3.50%, 10/01/2044	1,906,279
2,124,882	3.50%, 02/01/2045	2,213,753
4,036,857	3.50%, 09/01/2046	4,188,015
1,951,471	3.50%, 10/01/2046	2,025,715
806,426	3.50%, 10/25/2046(5)	203,581
1,341,029	3.50%, 11/01/2046	1,411,815
1,331,118	3.50%, 09/01/2047	1,389,595
4,994,015	3.50%, 11/25/2047	5,292,913
996,280	3.50%, 12/01/2047	1,038,697
5,916,495	3.50%, 01/01/2048	6,117,604
1,065,249	3.50%, 02/01/2048	1,110,521
1,445,563	3.50%, 02/25/2048	1,500,565
83,311,000	3.50%, 10/01/2049(16)	85,452,353
8,464,692	3.50%, 09/01/2057	8,909,290
5,097,867	3.50%, 05/01/2058	5,365,625
5,395,869	3.50%, 12/25/2058	5,693,907
1,380,584	3.66%, 02/01/2029	1,534,053
1,923,000	3.74%, 06/01/2026	2,113,138
664,565	3.89%, 05/01/2030	747,764
285,490	3.96%, 05/01/2034	326,832
1,597,577	4.00%, 06/01/2025	1,661,532
498,901	4.00%, 10/01/2025	520,130
369,176	4.00%, 04/25/2032(5)	47,745
3,896,041	4.00%, 10/01/2040	4,162,278
1,760,827	4.00%, 11/01/2040	1,880,653
1,300,866	4.00%, 12/01/2040	1,389,284
625,446	4.00%, 02/01/2041	668,087
1,460,400	4.00%, 03/01/2041	1,559,991
3,641,459	4.00%, 06/01/2041	3,869,865
589,849	4.00%, 03/25/2042(5)	63,534
686,318	4.00%, 08/01/2042	733,334
1,255,591	4.00%, 09/01/2042	1,341,595
338,571	4.00%, 11/25/2042(5)	49,016
279,882	4.00%, 03/01/2045	295,517
1,159,587	4.00%, 07/01/2045	1,238,195
626,123	4.00%, 05/01/2046	658,773
1,497,045	4.00%, 06/01/2046	1,576,459

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,395,793	4.00%, 04/01/2047	$1,490,255
9,835,897	4.00%, 07/01/2048	10,250,097
4,121,222	4.00%, 09/01/2048	4,289,062
5,130,649	4.00%, 02/01/2049	5,348,005
10,077,500	4.00%, 10/01/2049(16)	10,456,587
405,454	4.50%, 04/01/2025	425,432
596,116	4.50%, 07/25/2027(5)	49,201
973,153	4.50%, 09/01/2035	1,052,513
3,699,771	4.50%, 08/01/2040	4,013,821
3,446,059	4.50%, 10/01/2040	3,733,237
1,499,732	4.50%, 10/01/2041	1,624,609
1,411,011	4.50%, 09/01/2043	1,528,337
23,615,000	4.50%, 10/01/2049(16)	24,865,524
6,927,634	4.50%, 01/01/2051	7,427,023
5,861	5.00%, 01/01/2020	6,046
458,123	5.00%, 06/01/2022	473,746
203,364	5.00%, 06/01/2025	211,151
501,573	5.00%, 04/25/2038	542,145
9,082,500	5.00%, 10/01/2049(16)	9,727,499
291,385	5.47%, 05/25/2042(3)(5)	27,678
63	5.50%, 10/01/2019	63
649	5.50%, 01/01/2020	648
11	5.50%, 03/01/2020	11
59,043	5.50%, 05/01/2020	59,219
88,413	5.50%, 06/01/2022	90,444
208,548	5.50%, 06/01/2033	233,783
172,450	5.50%, 08/01/2033	189,757
1,052,373	5.50%, 09/01/2033	1,190,064
1,040,402	5.50%, 12/01/2033	1,175,747
714,957	5.50%, 01/01/2034	807,129
3,639,018	5.50%, 11/01/2035	4,115,482
1,056,806	5.50%, 04/01/2036	1,195,012
843,389	5.50%, 09/01/2036	953,654
71,322	5.50%, 01/01/2037	80,236
573,583	5.50%, 04/25/2037	650,600
2,357,599	5.50%, 06/25/2042(5)	527,593
2,805,976	5.50%, 08/25/2044(5)	595,031
1,089	6.00%, 03/01/2022	1,095
366,361	6.00%, 12/01/2032	411,769
346,962	6.00%, 01/01/2033	396,776
71,603	6.00%, 02/01/2033	79,155
459,159	6.00%, 03/01/2033	522,138
939,454	6.00%, 02/01/2037	1,066,034
2,334,139	6.00%, 01/25/2042(5)	405,282
1,627,465	6.00%, 09/25/2047(5)	387,095
1,219	6.50%, 05/01/2031	1,369
976	6.50%, 09/01/2031	1,106
1,384	6.50%, 07/01/2032	1,585
1,197	7.00%, 07/01/2029	1,377
88	7.00%, 12/01/2030	90
625	7.00%, 02/01/2032	655
177	7.00%, 03/01/2032	205
1,790	7.00%, 09/01/2032	1,898
1,100	7.50%, 10/01/2022	1,163
1,520	7.50%, 06/01/2027	1,733
2,023	7.50%, 10/01/2029	2,061
12,958	7.50%, 03/01/2030	14,494
7,916	7.50%, 04/01/2030	8,402
1,019	7.50%, 06/01/2030	1,173
1,738	7.50%, 07/01/2030	1,974
446	7.50%, 08/01/2030	507
5,280	7.50%, 10/01/2030	5,324
7,264	7.50%, 01/01/2031	7,396
18,377	7.50%, 05/01/2031	20,594
6,422	7.50%, 06/01/2031	6,604
1,522	7.50%, 08/01/2031	1,718

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 36,948	7.50%, 09/01/2031	$38,420
218	7.50%, 05/01/2032	253

		559,653,454

	GNMA - 11.1%
$ 1,839,490	1.75%, 09/20/2043	$1,812,149
1,732,767	2.00%, 01/20/2042	1,718,824
1,683,589	2.50%, 12/16/2039	1,718,496
2,548,152	2.50%, 07/20/2041	2,600,926
878,950	3.00%, 09/20/2028(5)	67,722
562,278	3.00%, 02/16/2043(5)	78,955
5,950,032	3.00%, 03/15/2045	6,121,828
356,092	3.00%, 04/15/2045	365,594
3,999,980	3.00%, 07/15/2045	4,106,715
95,671	3.00%, 08/15/2045	98,224
1,426,322	3.00%, 10/20/2047	1,470,638
84,565,000	3.00%, 10/01/2049(16)	86,774,921
362,926	3.50%, 02/16/2027(5)	29,271
907,890	3.50%, 03/20/2027(5)	79,953
844,908	3.50%, 07/20/2040(5)	67,471
1,262,231	3.50%, 02/20/2041	105,497
2,198,191	3.50%, 04/20/2042	204,889
3,333,529	3.50%, 10/20/2042(5)	583,763
384,196	3.50%, 11/15/2042	408,717
11,480	3.50%, 12/15/2042	12,080
234,790	3.50%, 02/15/2043	247,073
13,630	3.50%, 03/15/2043	14,342
1,594,004	3.50%, 04/15/2043	1,677,410
4,231,433	3.50%, 05/15/2043	4,449,241
344,514	3.50%, 05/20/2043(5)	67,091
1,861,591	3.50%, 07/20/2043(5)	237,199
2,147,849	3.50%, 08/20/2047	2,233,396
8,516,000	3.50%, 10/01/2049(16)	8,822,210
265,780	4.00%, 12/16/2026	22,849
3,735,184	4.00%, 05/20/2029(5)	330,644
4,770,098	4.00%, 07/20/2040	5,080,747
5,538,283	4.00%, 09/20/2040	5,899,787
8,312,865	4.00%, 10/20/2040	8,854,803
1,358,880	4.00%, 12/20/2040	1,472,137
411,963	4.00%, 05/16/2042(5)	59,535
635,702	4.00%, 03/20/2043(5)	137,449
285,994	4.00%, 01/20/2044(5)	60,732
2,703,062	4.00%, 01/16/2046	550,736
2,243,862	4.00%, 03/20/2047(5)	340,807
3,507,326	4.00%, 07/20/2047(5)	547,048
1,096,755	4.00%, 11/20/2047	1,162,682
4,723,687	4.00%, 03/20/2048	4,960,045
3,166,000	4.00%, 10/01/2049(16)	3,292,455
17,100,000	4.00%, 11/01/2049(16)	17,775,650
241,761	4.50%, 11/15/2039	263,258
1,729,956	4.50%, 05/15/2040	1,886,558
5,469,399	4.50%, 05/20/2040	5,983,316
214,863	4.50%, 07/15/2041	229,729
1,060,299	4.50%, 04/20/2045	225,196
484,882	4.50%, 01/20/2046	517,942
8,005,000	4.50%, 10/01/2049(16)	8,365,112
2,656,886	5.00%, 02/16/2040(5)	515,498
586,022	5.00%, 05/20/2040	648,293
1,443,232	5.00%, 06/15/2041	1,621,696
1,679,551	5.00%, 10/16/2041(5)	296,585
2,237,053	5.00%, 03/15/2044	2,513,318
644,454	5.00%, 01/16/2047(5)	135,856
21,095,000	5.00%, 10/01/2049(16)	22,305,705
503,624	5.50%, 03/15/2033	567,645
660,320	5.50%, 04/15/2033	747,218
765,065	5.50%, 05/15/2033	854,463

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,054,530	5.50%, 10/20/2034	$1,192,180
2,229,292	5.50%, 03/20/2039(5)	448,655
1,931,558	5.50%, 02/16/2047(5)	461,210
1,165,239	5.50%, 02/20/2047(5)	210,314
1,372	6.00%, 12/15/2023	1,516
1,011	6.00%, 01/15/2029	1,117
1,139	6.00%, 04/15/2029	1,289
43,347	6.00%, 12/15/2031	48,440
825	6.00%, 10/15/2032	945
19,420	6.00%, 06/15/2033	21,769
1,182	6.00%, 03/15/2034	1,307
50,609	6.00%, 08/15/2034	57,992
75,315	6.00%, 09/15/2034	84,203
41,093	6.00%, 02/15/2035	47,125
219,263	6.00%, 12/15/2035	242,565
25,048	6.00%, 02/15/2036	27,687
173,985	6.00%, 03/15/2036	199,552
17,144	6.00%, 04/15/2036	18,950
113,108	6.00%, 05/15/2036	129,945
211,297	6.00%, 06/15/2036	240,351
64,206	6.00%, 07/15/2036	71,318
19,099	6.00%, 08/15/2036	21,157
159,560	6.00%, 02/15/2037	182,965
591	6.00%, 05/15/2037	675
342,981	6.00%, 06/15/2037	393,317
251,849	6.00%, 07/15/2037	288,285
64,920	6.00%, 08/15/2037	72,216
90,045	6.00%, 10/15/2037	103,427
47,566	6.00%, 11/15/2037	52,917
78,934	6.00%, 12/15/2037	89,376
158,668	6.00%, 01/15/2038	183,610
10,788	6.00%, 02/15/2038	12,073
25,022	6.00%, 05/15/2038	28,707
8,020	6.00%, 06/15/2038	9,151
28,602	6.00%, 08/15/2038	32,005
92,112	6.00%, 09/15/2038	104,175
108,730	6.00%, 10/15/2038	125,022
234,949	6.00%, 11/15/2038	269,945
68,335	6.00%, 12/15/2038	77,605
1,441	6.00%, 01/15/2039	1,634
35,507	6.00%, 08/15/2039	39,682
62,554	6.00%, 11/15/2039	71,519
13,674	6.00%, 02/15/2040	15,114
785,508	6.00%, 06/15/2040	901,869
147,213	6.00%, 07/15/2040	169,008
1,753,060	6.00%, 09/20/2040(5)	360,783
313,467	6.00%, 06/15/2041	359,977
510,466	6.00%, 06/15/2041(17)	585,984
1,700,550	6.00%, 02/20/2046(5)	419,835
21,684	6.50%, 06/15/2028	23,999
465	6.50%, 07/15/2028	515
1,836	6.50%, 08/15/2028	2,032
14,743	6.50%, 09/15/2028	16,316
929	6.50%, 10/15/2028	1,028
2,855	6.50%, 11/15/2028	3,160
4,662	6.50%, 12/15/2028	5,160
5,611	6.50%, 01/15/2029	6,210
20,908	6.50%, 02/15/2029	23,139
158,765	6.50%, 03/15/2029	175,707
31,195	6.50%, 04/15/2029	34,523
19,856	6.50%, 05/15/2029	21,975
157,140	6.50%, 06/15/2029	173,909
6,405	6.50%, 07/15/2029	7,088
206	6.50%, 03/15/2031	228
195,600	6.50%, 04/15/2031	216,473
43,872	6.50%, 05/15/2031	50,032

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 7,592	6.50%, 06/15/2031	$8,548
171,263	6.50%, 07/15/2031	189,982
91,042	6.50%, 08/15/2031	100,756
124,908	6.50%, 09/15/2031	138,282
145,184	6.50%, 10/15/2031	160,677
281,544	6.50%, 11/15/2031	311,880
58,348	6.50%, 12/15/2031	64,575
200,984	6.50%, 01/15/2032	223,575
53,165	6.50%, 02/15/2032	60,917
40,350	6.50%, 03/15/2032	44,656
186,025	6.50%, 04/15/2032	210,666
678	6.50%, 05/15/2032	750
35,140	6.50%, 06/15/2032	38,889
2,494	7.00%, 06/20/2030	2,566
603	7.00%, 02/15/2031	666
183	7.00%, 06/15/2031	193
149	7.00%, 08/15/2031	168
572	8.50%, 11/15/2024	573

		235,200,365

		970,185,727

	Total U.S. Government Agencies (cost $957,031,891)	$970,185,727

U.S. Government Securities - 18.8%
	U.S. Treasury Securities - 18.8%
	Treasury Inflation Protected Security - 0.2%
3,639,829	U.S. Treasury Inflation Indexed Bond 1.00%, 02/15/2049(18)	4,084,586

		4,084,586

	U.S. Treasury Bonds - 9.6%
$ 5,119,000	2.50%, 02/15/2046	$5,511,323
13,709,000	2.88%, 11/15/2046(17)	15,862,813
1,095,000	3.00%, 05/15/2045(17)	1,289,234
6,430,000	3.00%, 02/15/2048(19)	7,634,369
15,000,000	3.00%, 08/15/2048	17,838,281
11,865,000	3.13%, 02/15/2043	14,151,330
47,195,000	3.13%, 08/15/2044(19)	56,547,353
8,240,000	3.13%, 05/15/2048	10,015,463
42,820,000	3.38%, 05/15/2044(17)(20)	53,335,990
2,015,000	3.75%, 11/15/2043	2,650,433
13,805,000	6.75%, 08/15/2026	18,412,958

		203,249,547

	U.S. Treasury Notes - 9.0%
3,370,698	0.25%, 07/15/2029(18)	3,396,442
67,757,724	0.38%, 07/15/2027(18)	68,773,450
16,195,950	0.63%, 01/15/2026(18)	16,590,247
10,968,368	0.88%, 01/15/2029(18)	11,632,415
46,770,000	2.63%, 02/15/2029	50,619,390
37,820,000	2.88%, 05/31/2025(17)	40,424,557

		191,436,501

	Total U.S. Government Securities (cost $374,335,646)	$398,770,634

Common Stocks - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A*(21)(22)	161,643
30,559	Philadelphia Energy Solutions Class A	3,820
14,557	Templar Energy LLC Class A*	3,639

		169,102

	Total Common Stocks (cost $593,434)	$169,102

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(2)(7)		$1,893,369

	Total Preferred Stocks (cost $1,591,820)		$1,893,369

Warrants - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 03/30/23*(21)(22)		167

	Total Warrants (cost $1,339)		$167

Escrows - 0.0%(23)
	Energy-Alternate Sources - 0.0%
800,000	TCEH Corp.*(21)(22)		1

	Total Escrows (cost $—)		$1

	Total Long-Term Investments (cost $2,569,387,023)		$2,635,239,391

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.3%
90,882,366	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(24)		90,882,366

	Securities Lending Collateral - 0.3%
323,991	Citibank NA DDCA, 1.82%, 10/1/2019(24)		323,991
5,306,503	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(24)		5,306,503
507,506	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(24)		507,506
867,064	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(24)		867,064
100,851	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(24)		100,851
83,768	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(24)		83,768

			7,189,683

	Total Short-Term Investments (cost $98,072,049)		$98,072,049

	Total Investments Excluding Purchased Options (cost $2,667,459,072)	128.5%	$2,733,311,440
	Total Purchased Options (cost $1,099,684)	0.1%	$2,742,543

	Total Investments (cost $2,668,558,756)	128.6%	$2,736,053,983
	Other Assets and Liabilities	(28.6)%	(608,486,537)

	Total Net Assets	100.0%	$2,127,567,446

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $507,326,642, representing 23.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $45,383,774, representing 2.1% of net assets.

(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $10,659,173 at September 30, 2019.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2019.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)

This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2019, the aggregate value of the unfunded commitment was $78,293, which rounds to 0.0% of total net assets.

(14)	Securities disclosed are principal-only strips.
(15)	Security is a zero-coupon bond.
(16)	Represents or includes a TBA transaction.
(17)	This security has been pledged as collateral in connection with OTC swap contracts.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	This security has been pledged as collateral in connection with futures contracts.
(20)	This security has been pledged as collateral in connection with centrally cleared swap contracts.
(21)	Investment valued using significant unobservable inputs.
(22)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of these securities was $161,811, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(23)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(24)	Current yield as of period end.

OTC Swaption Contracts Outstanding at September 30, 2019
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48 *	CITI	2.91%	Pay	07/18/28	USD	3,200,000	3,200,000	$744,320	$374,080	$370,240
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	DEUT	1.85%	Pay	09/20/29	USD	1,075,000	1,075,000	190,167	175,762	14,405
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BCLY	2.45%	Pay	08/02/27	USD	1,500,000	1,500,000	367,500	—	367,500

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	3,000,000	3,000,000	$735,000	—	$735,000

Total Calls							8,775,000	$2,036,987	$549,842	$1,487,145

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48 *	CITI	2.91%	Receive	07/18/28	USD	3,200,000	3,200,000	$155,456	$374,080	$(218,624)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	DEUT	1.85%	Receive	09/20/29	USD	1,075,000	1,075,000	165,980	175,762	(9,782)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BCLY	2.45%	Receive	08/02/27	USD	1,500,000	1,500,000	128,040	—	128,040
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	3,000,000	3,000,000	256,080	—	256,080

Total Puts							8,775,000	$705,556	$549,842	$155,714

Total purchased swaption contracts							17,550,000	$2,742,543	$1,099,684	$1,642,859

*    Swaptions with forward premiums.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canadian Government 10-Year Bond Future	206	12/18/2019	$22,172,774	$96,530
U.S. Treasury 2-Year Note Future	359	12/31/2019	77,364,500	(102,996)
U.S. Treasury 5-Year Note Future	704	12/31/2019	83,880,500	(114,402)
U.S. Treasury Long Bond Futures	9	12/19/2019	1,460,813	26,208
U.S. Treasury Ultra Long Bond Future	358	12/19/2019	68,702,438	(1,303,932)

Total				$(1,398,592)

Short position contracts:
Euro BUXL 30-Year Bond Future	11	12/06/2019	$2,607,706	$61,470
U.S. Treasury 10-Year Note Future	174	12/19/2019	22,674,375	(5,506)
U.S. Treasury 10-Year Ultra Future	919	12/19/2019	130,871,344	1,192,364

Total				$1,248,328

Total futures contracts				$(150,264)

TBA Sale Commitments Outstanding at September 30, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 4.00%	$3,200,000	10/01/2034	$(3,329,346)	$(1,346)
FNMA, 4.00%	15,400,000	11/01/2049	(15,987,125)	(2,406)
FNMA, 5.50%	13,400,000	10/01/2049	(14,504,977)	(3,664)
FNMA, 6.00%	3,300,000	10/01/2049	(3,651,140)	(19,594)
GNMA II, 3.50%	9,500,000	10/01/2049	(9,808,750)	—
GNMA II, 4.50%	7,925,000	10/01/2049	(8,281,513)	11,876

Total (proceeds receivable $55,547,717)			$(55,562,851)	$(15,134)

At September 30, 2019, the aggregate market value of TBA Sale Commitments represents (2.6)% of total net assets.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at September 30, 2019

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,396,201	(0.09%)	08/25/37	Monthly	$—	$(1,109,142)	$(1,370,639)	$(261,497)
ABX.HE.AAA.07	CSI	USD	3,393,890	(0.09%)	08/25/37	Monthly	—	(27,549)	(762,557)	(735,008)
ABX.HE.PENAAA.06	MSC	USD	597,429	(0.11%)	05/25/46	Monthly	—	(733,959)	(757,967)	(24,008)
ABX.HE.PENAAA.06	JPM	USD	1,363,882	(0.11%)	05/25/46	Monthly	147,612	—	81,945	(65,667)
ABX.HE.PENAAA.06	GSC	USD	571,254	(0.11%)	05/25/46	Monthly	—	(2,681,905)	(2,758,838)	(76,933)

Total							$147,612	$(4,552,555)	$(5,568,056)	$(1,163,113)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,396,200	0.09%	08/25/37	Monthly	$—	$(1,111,729)	$(1,158,390)	$(46,661)
ABX.HE.AAA.07	MSC	USD	3,393,888	0.09%	08/25/37	Monthly	2,941,209	—	2,828,283	(112,926)
ABX.HE.PENAAA.06	BCLY	USD	2,521,144	0.11%	05/25/46	Monthly	—	(52,923)	(137,095)	(84,172)
CMBX.NA.AAA.12	MSC	USD	5,675,000	0.50%	08/17/61	Monthly	2,774,101	—	3,509,259	735,158
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	2,047,887	—	2,189,497	141,610
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	2,072,533	—	2,123,785	51,252
CMBX.NA.BB.6	CSI	USD	1,566,000	5.00%	05/11/63	Monthly	—	(272,634)	(242,664)	29,970
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	2,094,467	—	1,947,975	(146,492)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	2,291,497	—	3,050,133	758,636
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	1,713,998	—	2,126,571	412,573
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(877,136)	(509,181)	367,955
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(3,972,048)	(3,792,937)	179,111
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(3,056,167)	(3,055,571)	596
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(5,248,767)	(5,246,969)	1,798
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	190,511	—	444,763	254,252
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	197,965	—	275,805	77,840
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(962,616)	(897,704)	64,912
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/63	Monthly	—	(981,572)	(951,901)	29,671

Total							$16,324,168	$(16,535,592)	$2,503,659	$2,715,083

Total traded indices							$16,471,780	$(21,088,147)	$(3,064,397)	$1,551,970

Total OTC contracts							$16,471,780	$(21,088,147)	$(3,064,397)	$1,551,970

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.32.V1	USD	46,103,000	(1.00%)	06/20/24	Quarterly	$(857,885)	$(1,100,588)	$(242,703)

Credit default swaps on indices:
Sell protection:
CDX.EM.31.V1	USD	5,150,000	1.00%	06/20/24	Quarterly	$(190,232)	$(197,124)	$(6,892)
CDX.EM.32.V1	USD	12,060,000	1.00%	12/20/24	Quarterly	(620,200)	(631,208)	(11,008)
CDX.NA.HY.32.V2	USD	12,964,050	5.00%	06/20/24	Quarterly	668,922	1,100,176	431,254

Total						$(141,510)	$271,844	$413,354

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total	$(999,395)	$(828,744)	$170,651

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.62% Fixed	USD	13,700,000	11/14/26	Annual	$—	$—	$(243,000)	$(243,000)
3 Mo. USD LIBOR	1.79% Fixed	USD	450,000	09/24/49	Semi-Annual	—	—	(7,222)	(7,222)
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	57,421	—	(329,907)	(387,328)
3 Mo. USD LIBOR	2.36% Fixed	USD	26,540,000	04/09/24	Semi-Annual	—	—	(1,139,587)	(1,139,587)
3 Mo. USD LIBOR	2.36% Fixed	USD	27,595,000	04/09/24	Semi-Annual	—	—	(1,189,577)	(1,189,577)
3 Mo. USD LIBOR	2.36% Fixed	USD	28,350,000	04/09/24	Semi-Annual	—	—	(1,218,682)	(1,218,682)
3 Mo. USD LIBOR	2.36% Fixed	USD	37,805,000	04/09/24	Semi-Annual	—	—	(1,621,452)	(1,621,452)
3 Mo. USD LIBOR	1.86% Fixed	USD	16,340,000	06/21/24	Semi-Annual	—	—	(233,073)	(233,073)
3 Mo. USD LIBOR	2.25% Fixed	USD	4,420,000	05/24/26	Semi-Annual	—	—	(232,799)	(232,799)
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(473,006)	(5,329,411)	(4,856,405)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,350,000	12/31/48	Semi-Annual	—	—	(374,475)	(374,475)
3 Mo. USD LIBOR	2.87% Fixed	USD	675,000	01/28/49	Semi-Annual	—	—	(184,997)	(184,997)
3 Mo. USD LIBOR	2.39% Fixed	USD	1,625,000	05/31/49	Semi-Annual	—	—	(268,213)	(268,213)
3 Mo. USD LIBOR	2.26% Fixed	USD	4,955,000	06/21/49	Semi-Annual	—	—	(634,775)	(634,775)

Total						$57,421	$(473,006)	$(13,007,170)	(12,591,585)

OTC Total Return Swap Contracts Outstanding at September 30, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
IBOXX USD Liquid Investment Grade Index	MSC	USD	21,260,000	(1.00%)	12/20/19	Quarterly	$—	$—	$1,032,125	$1,032,125

Foreign Currency Contracts Outstanding at September 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
52,200,000	EGP	3,001,725	USD	GSC	03/18/20	$ 49,366	$—
70,000	EUR	76,471	USD	SSG	10/31/19	15	—
806,000	EUR	892,903	USD	CBK	12/18/19	—	(8,959)
15,436,963	USD	22,854,000	AUD	DEUT	10/31/19	—	(6,173)
5,408,388	USD	7,135,000	CAD	RBS	11/05/19	19,775	—
10,976,293	USD	9,950,000	EUR	CBK	10/31/19	104,323	—
14,197,092	USD	12,790,000	EUR	JPM	12/18/19	170,246	—
1,073,550	USD	975,000	EUR	MSC	12/18/19	4,263	—
10,533,868	USD	16,767,000	NZD	JPM	11/29/19	19,691	—
Total						$367,679	$(15,132)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PT	Perseroan Terbatas
TBA	To Be Announced

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$527,201,266	$—	$527,201,266	$—
Corporate Bonds	597,838,539	—	597,838,539	—
Foreign Government Obligations	65,670,746	—	65,670,746	—
Municipal Bonds	22,032,574	—	22,032,574	—
Senior Floating Rate Interests	51,477,266	—	51,477,266	—
U.S. Government Agencies	970,185,727	—	970,185,727	—
U.S. Government Securities	398,770,634	—	398,770,634	—
Common Stocks
Energy	169,102	—	7,459	161,643
Preferred Stocks	1,893,369	1,893,369	—	—
Warrants	167	—	—	167
Escrows	1	—	—	1
Short-Term Investments	98,072,049	98,072,049	—	—
Purchased Options	2,742,543	—	2,742,543	—
Foreign Currency Contracts(2)	367,679	—	367,679	—
Futures Contracts(2)	1,376,572	1,376,572	—	—
Swaps - Credit Default(2)	3,536,588	—	3,536,588	—
Swaps - Total Return(2)	1,032,125	—	1,032,125	—

Total	$2,742,366,947	$101,341,990	$2,640,863,146	$161,811

Liabilities
Foreign Currency Contracts(2)	$(15,132)	$—	$(15,132)	$—
Futures Contracts(2)	(1,526,836)	(1,526,836)	—	—
Swaps - Credit Default(2)	(1,813,967)	—	(1,813,967)	—
Swaps - Interest Rate(2)	(12,591,585)	—	(12,591,585)	—
TBA Sale Commitments	(55,562,851)	—	(55,562,851)	—

Total	$(71,510,371)	$(1,526,836)	$(69,983,535)	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 39.9%
	Asset-Backed - Automobile - 29.1%
	Ally Auto Receivables Trust
$ 389,133	2.72%, 05/17/2021	$389,383
1,169,408	2.85%, 03/15/2022	1,172,974
	American Credit Acceptance Receivables Trust
2,034,603	2.44%, 12/12/2022(1)	2,034,515
761,708	2.85%, 07/12/2022(1)	763,482
129,591	2.92%, 08/12/2021(1)	129,632
1,211,604	3.06%, 07/12/2022(1)	1,215,391
	AmeriCredit Automobile Receivables Trust
1,445,000	2.06%, 04/18/2024	1,446,114
410,000	2.17%, 01/18/2023	410,200
209,832	2.71%, 07/19/2021	209,957
638,379	2.86%, 11/18/2021	639,573
730,475	2.93%, 06/20/2022	733,228
2,390,000	2.97%, 11/20/2023	2,424,873
921,227	3.11%, 01/18/2022	924,182
	ARI Fleet Lease Trust
328,998	1.91%, 04/15/2026(1)	328,373
2,450,000	2.28%, 04/15/2026(1)	2,452,689
342,437	2.55%, 10/15/2026(1)	342,987
630,000	Bank of The West Auto Trust 2.40%, 10/17/2022(1)	631,068
565,000	BMW Floorplan Master Owner Trust 2.35%, 05/15/2023, 1 mo. USD LIBOR + 0.320%(1)(2)	565,165
1,721,714	BMW Vehicle Lease Trust 2.97%, 12/21/2020	1,726,057
	Canadian Pacer Auto Receivables Trust
147,576	2.05%, 03/19/2021(1)	147,511
57,508	2.70%, 08/19/2020(1)	57,516
1,812,633	2.78%, 03/21/2022(1)	1,817,944
593,291	3.00%, 06/21/2021(1)	594,870
	Capital Auto Receivables Asset Trust
167,600	2.02%, 08/20/2021(1)	167,499
1,025,830	3.02%, 02/22/2021(1)	1,027,859
	CarMax Auto Owner Trust
693,878	1.40%, 08/15/2021	692,254
780,847	1.88%, 06/15/2021	780,015
1,130,000	2.21%, 12/15/2022	1,132,393
350,893	2.23%, 05/17/2021	350,909
715,000	2.69%, 07/15/2022	718,503
1,160,512	2.88%, 10/15/2021	1,163,493
777,963	3.02%, 07/15/2022	781,799
1,728,579	3.11%, 02/15/2022	1,736,434
	Chesapeake Funding LLC
577,776	1.91%, 08/15/2029(1)	576,663
2,660,000	1.95%, 09/15/2031(1)	2,656,461
852,420	2.12%, 11/15/2029(1)	852,159
1,207,818	2.40%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	1,206,735
294,334	2.48%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(2)	294,157
1,382,570	2.94%, 04/15/2031	1,400,017
663,856	3.04%, 04/15/2030(1)	671,064
900,278	3.39%, 01/15/2031(1)	916,162
	CPS Auto Receivables Trust
9,744	2.16%, 05/17/2021(1)	9,744
1,432,586	2.55%, 09/15/2022(1)	1,434,115
480,033	2.89%, 05/16/2022(1)	481,382
580,368	3.06%, 01/18/2022(1)	581,740
788,454	3.18%, 06/15/2022(1)	791,872
295,581	CPS Auto Trust 2.87%, 09/15/2021(1)	295,842
	Drive Auto Receivables Trust
1,145,000	2.16%, 05/15/2023	1,144,191
835,000	2.32%, 06/15/2022	835,439

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 153,040	3.04%, 11/15/2021	$153,089
605,000	3.04%, 03/15/2023	610,250
1,290,000	3.18%, 10/17/2022	1,297,198
2,500,000	3.34%, 10/15/2022	2,509,041
	DT Auto Owner Trust
1,226,195	2.55%, 08/15/2022(1)	1,227,331
81,136	2.84%, 09/15/2021(1)	81,169
548,093	2.85%, 09/15/2022(1)	550,018
928,292	3.02%, 02/15/2022(1)	930,854
683,848	3.08%, 09/15/2022(1)	686,344
	Enterprise Fleet Financing LLC
276,316	1.97%, 01/20/2023(1)	276,064
1,819,025	2.13%, 05/22/2023(1)	1,817,896
1,715,000	2.29%, 02/20/2025(1)	1,724,099
807,324	2.87%, 10/20/2023(1)	810,948
1,470,000	2.98%, 10/22/2024(1)	1,486,490
1,241,003	3.14%, 02/20/2024(1)	1,250,220
525,922	3.38%, 05/20/2024(1)	532,584
	Exeter Automobile Receivables Trust
890,867	2.59%, 09/15/2022(1)	892,560
245,689	2.90%, 01/18/2022(1)	245,859
1,089,368	2.93%, 07/15/2022(1)	1,093,590
331,138	3.05%, 12/15/2021(1)	331,598
1,129,998	3.20%, 04/15/2022(1)	1,133,126
	First Investors Auto Owner Trust
830,000	2.66%, 05/16/2022	833,218
155,810	2.84%, 05/16/2022(1)	155,944
744,941	2.89%, 03/15/2024(1)	750,934
548,175	3.23%, 12/15/2022(1)	550,726
	Flagship Credit Auto Trust
16,608	1.85%, 07/15/2021(1)	16,605
353,691	1.88%, 10/15/2021(1)	353,319
2,055,068	2.33%, 02/15/2024(1)	2,058,758
1,648,948	2.83%, 10/16/2023(1)	1,660,524
541,940	3.07%, 02/15/2023(1)	544,631
1,105,796	3.11%, 08/15/2023(1)	1,115,525
1,517,213	3.41%, 05/15/2023(1)	1,531,396
	Ford Credit Auto Lease Trust
1,515,000	2.28%, 02/15/2022	1,517,997
1,245,000	2.35%, 02/15/2022	1,246,867
393,825	2.71%, 12/15/2020	394,090
1,685,000	2.84%, 09/15/2021	1,691,044
1,222,667	2.93%, 04/15/2021	1,224,447
	Ford Credit Auto Owner Trust
472,004	2.01%, 03/15/2022	471,849
1,000,000	2.12%, 07/15/2026(1)	999,598
2,271,225	2.78%, 02/15/2022	2,279,900
	GM Financial Automobile Leasing Trust
1,185,000	2.03%, 06/20/2022	1,184,441
1,320,000	2.09%, 10/20/2021	1,319,961
490,000	2.67%, 03/21/2022	493,667
466,617	2.83%, 07/20/2020	466,894
367,602	2.89%, 09/21/2020	367,975
948,633	2.91%, 04/20/2021	951,824
805,000	2.98%, 12/20/2021	813,853
1,650,048	GM Financial Consumer Automobile 1.78%, 10/18/2021(1)	1,647,271
	GM Financial Consumer Automobile Receivables Trust
249,021	2.08%, 01/19/2021	249,003
1,059,246	2.74%, 07/16/2021	1,060,901
848,711	2.93%, 11/16/2021	850,771
1,037,214	2.99%, 03/16/2022	1,040,369
2,350,000	Great American Auto Leasing, Inc. 2.97%, 06/15/2021(1)	2,360,274
	Honda Auto Receivables Owner Trust
1,835,000	1.90%, 04/15/2022	1,833,206

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 518,878	2.67%, 12/21/2020	$519,557
788,253	2.98%, 05/17/2021	791,161
2,256,886	Huntington Auto Trust 1.93%, 04/15/2022	2,254,833
	Hyundai Auto Lease Securitization Trust
1,645,000	2.08%, 12/15/2021(1)	1,644,572
1,185,002	2.81%, 12/15/2020(1)	1,186,697
2,127,192	2.92%, 07/15/2021(1)	2,138,539
	Hyundai Auto Receivables Trust
171,482	2.55%, 04/15/2021	171,636
1,200,000	2.55%, 11/15/2021	1,200,227
1,044,777	Mercedes-Benz Auto Lease Trust 3.01%, 02/16/2021	1,047,689
	Mercedes-Benz Auto Receivables Trust
136,387	1.26%, 02/16/2021	136,196
592,471	2.71%, 04/15/2021	593,156
1,902,176	Nissan Auto Lease Trust 3.03%, 02/16/2021	1,908,266
1,075,000	Nissan Auto Receivables Owner Trust 2.82%, 01/18/2022	1,079,337
446,575	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	446,228
	Prestige Auto Receivables Trust
1,285,000	2.44%, 07/15/2022(1)	1,286,566
498,930	2.97%, 12/15/2021(1)	499,631
	Santander Drive Auto Receivables Trust
477,022	2.97%, 07/15/2021	477,201
900,000	3.00%, 12/15/2022	906,655
433,517	3.03%, 02/15/2022	433,866
655,000	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(1)	658,723
	Securitized Term Auto Receivables Trust
1,500,000	2.21%, 06/25/2021(1)	1,499,315
789,582	2.81%, 12/29/2020(1)	790,630
2,280,000	2.99%, 02/27/2023(1)	2,311,474
995,000	Toyota Auto Receivables Owner Trust 2.83%, 10/15/2021	998,481
941,183	United Auto Credit Securitization Trust 2.82%, 07/12/2021(1)	941,541
845,000	USAA Auto Owner Trust 2.26%, 02/15/2022	846,236
604,657	Volkswagen Auto Loan Enhanced Trust 2.81%, 07/20/2021	605,875
	Westlake Automobile Receivables Trust
325,179	2.84%, 09/15/2021(1)	325,510
1,644,474	3.06%, 05/16/2022(1)	1,651,343
	Wheels SPV LLC
125,038	1.88%, 04/20/2026(1)	124,936
742,741	2.37%, 06/22/2020(1)	743,191
1,702,861	3.06%, 04/20/2027(1)	1,712,182
	World Omni Auto Receivables Trust
855,000	2.63%, 06/15/2022	858,405
741,682	2.80%, 01/18/2022	743,670
1,152,406	3.01%, 04/15/2022	1,157,023
1,890,699	3.02%, 04/15/2022	1,899,303
	World Omni Automobile Lease Securitization Trust
524,059	2.59%, 11/16/2020	524,425
906,013	2.96%, 06/15/2021	909,223

		135,558,194

	Asset-Backed - Credit Card - 0.2%
915,000	Barclays Dryrock Issuance Trust 2.36%, 03/15/2023, 1 mo. USD LIBOR + 0.330%(2)	915,884

	Asset-Backed - Finance & Insurance - 7.1%
75,561	CNH Equipment Trust 1.84%, 03/15/2021	75,544

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 725,000	2.55%, 09/15/2022	$727,757
650,721	2.78%, 08/16/2021	651,537
867,145	2.93%, 12/15/2021	869,588
1,505,000	2.96%, 05/16/2022	1,512,222
	DLL LLC
735,000	2.79%, 11/22/2021(1)	737,240
506,272	2.81%, 11/17/2020(1)	506,556
1,225,000	2.89%, 04/20/2023(1)	1,238,877
1,150,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(1)	1,145,126
	GMF Floorplan Owner Revolving Trust
2,675,000	2.46%, 07/15/2022, 1 mo. USD LIBOR + 0.430%(1)(2)	2,677,874
1,440,000	2.60%, 01/18/2022, 1 mo. USD LIBOR + 0.570%(1)(2)	1,441,440
742,000	2.70%, 04/15/2024(1)	753,031
78,026	GreatAmerica Leasing Receivables Funding LLC 2.35%, 05/15/2020(1)	78,020
	HPEFS Equipment Trust
875,000	2.19%, 09/20/2029(1)	874,936
628,000	2.21%, 09/20/2029(1)	627,746
2,135,000	John Deere Owner Trust 2.85%, 12/15/2021	2,144,839
	Kubota Credit Owner Trust
2,425,000	2.49%, 06/15/2022(1)	2,436,257
566,822	2.80%, 02/16/2021(1)	567,652
	MMAF Equipment Finance LLC
735,000	2.07%, 10/12/2022(1)	735,198
1,290,000	2.84%, 01/10/2022(1)	1,297,052
592,290	2.92%, 07/12/2021(1)	593,521
83,990	Nationstar HECM Loan Trust 2.76%, 02/25/2028(1)(3)	83,925
	New York City Tax Lien
192,970	1.87%, 11/10/2030(1)	193,249
1,699,841	3.22%, 11/10/2031(1)	1,702,543
	SoFi Consumer Loan Program Trust
2,310,000	2.45%, 08/25/2028(1)	2,312,123
2,042,866	2.90%, 05/25/2028(1)	2,057,364
	Verizon Owner Trust
513,477	1.92%, 12/20/2021(1)	513,004
414,004	2.06%, 09/20/2021(1)	413,885
2,235,000	2.33%, 12/20/2023	2,252,685
1,060,000	3.23%, 04/20/2023	1,080,544
420,000	Volvo Financial Equipment LLC 2.90%, 11/15/2021(1)	421,807
230,000	Volvo Financial Equipment Master Owner Trust 2.53%, 11/15/2022, 1 mo. USD LIBOR + 0.500%(1)(2)	230,436

		32,953,578

	Asset-Backed - Student Loan - 0.5%
	SLM Student Loan Trust
297,375	2.37%, 10/25/2024, 3 mo. USD LIBOR + 0.090%(2)	297,220
571,408	2.40%, 01/25/2027, 3 mo. USD LIBOR + 0.120%(2)	570,900
312,810	2.54%, 03/25/2026, 1 mo. USD LIBOR + 0.520%(2)	313,138
881,340	2.62%, 11/25/2027, 1 mo. USD LIBOR + 0.600%(2)	883,691

		2,064,949

	Commercial Mortgage - Backed Securities - 0.6%
1,365,000	FREMF Mortgage Trust 2.36%, 02/25/2020, 1 mo. USD LIBOR + 0.320%(2)	1,364,980
800,000	GS Mortgage Securities Corp. Trust 2.73%, 07/15/2032, 1 mo. USD LIBOR + 0.700%(1)(2)	798,000
827,491	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	829,606

		2,992,586

	Other ABS - 1.0%
1,824,839	Daimler Trucks Retail Trust 2.77%, 04/15/2021(1)	1,842,331

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 2,415,000	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	$2,431,617
581,628	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	582,524

		4,856,472

	Whole Loan Collateral CMO - 1.4%
637,568	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(4)	644,883
1,086,611	COLT Mortgage Loan Trust 3.69%, 10/26/2048(1)(3)	1,093,668
1,105,444	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)	1,152,249
140,266	OBX Trust 2.67%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	139,679
	Verus Securitization Trust
1,192,186	2.78%, 07/25/2059(1)(4)	1,192,456
344,526	2.93%, 02/25/2048(1)(3)	344,515
1,108,393	3.21%, 04/25/2059(1)(3)	1,114,423
696,340	3.68%, 06/01/2058(1)(3)	699,989

		6,381,862

	Total Asset & Commercial Mortgage Backed Securities (cost $185,084,292)	$185,723,525

Corporate Bonds - 31.5%
	Aerospace/Defense - 0.3%
1,500,000	United Technologies Corp. 2.82%, 08/16/2021, 3 mo. USD LIBOR + 0.650%(2)	1,500,134

	Agriculture - 0.4%
1,750,000	Philip Morris International, Inc. 2.57%, 02/21/2020, 3 mo. USD LIBOR + 0.420%(2)	1,752,286

	Auto Manufacturers - 2.7%
2,000,000	American Honda Finance Corp. 2.00%, 11/13/2019	1,999,980
715,000	Daimler Finance North America LLC 2.68%, 05/04/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	715,719
1,000,000	General Motors Financial Co., Inc. 3.16%, 04/09/2021, 3 mo. USD LIBOR + 0.850%(2)	999,378
1,250,000	Hyundai Capital America 3.24%, 07/08/2021, 3 mo. USD LIBOR + 0.940%(1)(2)	1,251,398
1,900,000	Nissan Motor Acceptance Corp. 2.49%, 09/28/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	1,899,321
1,725,000	PACCAR Financial Corp. 2.59%, 06/17/2022, 3 mo. USD LIBOR + 0.450%(2)	1,730,064
	Toyota Motor Credit Corp.
1,000,000	2.20%, 01/10/2020	1,000,601
2,000,000	2.56%, 04/17/2020, 3 mo. USD LIBOR + 0.260%(2)	2,001,957
1,195,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	1,214,474

		12,812,892

	Commercial Banks - 13.2%
1,000,000	ABN Amro Bank N.V. 2.70%, 08/27/2021, 3 mo. USD LIBOR + 0.570%(1)(2)	1,002,770
1,500,000	Bank of America Corp. 2.75%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(2)	1,504,608
640,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	640,347
1,500,000	BB&T Corp. 2.69%, 06/15/2020, 3 mo. USD LIBOR + 0.570%(2)	1,504,384
718,000	BPCE S.A. 2.25%, 01/27/2020	717,362
1,750,000	Canadian Imperial Bank of Commerce 2.58%, 02/02/2021, 3 mo. USD LIBOR + 0.315%(2)	1,753,295
	Capital One Financial Corp.
1,250,000	2.94%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	1,253,996

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 1,500,000	3.05%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	$1,511,518
350,000	Capital One NA 2.15%, 09/06/2022	349,657
1,500,000	Citibank NA 2.84%, 05/20/2022, (2.84% fixed rate until 05/20/2021; 3 mo. USD LIBOR + 0.596% thereafter)(5)	1,515,296
1,500,000	Citizens Bank NA 2.68%, 03/02/2020, 3 mo. USD LIBOR + 0.540%(2)	1,501,679
2,070,000	Commonwealth Bank of Australia 2.85%, 11/07/2019, 3 mo. USD LIBOR + 0.640%(1)(2)	2,071,601
2,500,000	Credit Agricole S.A. 3.10%, 06/10/2020, 3 mo. USD LIBOR + 0.970%(1)(2)	2,513,876
	Danske Bank A/S
1,500,000	2.65%, 03/02/2020, 3 mo. USD LIBOR + 0.510%(1)(2)	1,500,412
1,250,000	3.00%, 09/20/2022, (3.00% fixed rate until 09/20/2021; 3 mo. USD LIBOR + 1.249% thereafter)(1)(5)	1,254,581
1,500,000	Deutsche Bank AG 3.27%, 07/13/2020, 3 mo. USD LIBOR + 0.970%(2)	1,496,403
1,500,000	DNB Bank ASA 2.46%, 10/02/2020, 3 mo. USD LIBOR + 0.370%(1)(2)	1,502,310
	Fifth Third Bank
500,000	2.20%, 10/30/2020	500,933
1,000,000	2.52%, 10/30/2020, 3 mo. USD LIBOR + 0.250%(2)	1,000,807
	Goldman Sachs Group, Inc.
3,500,000	3.33%, 11/15/2021, 3 mo. USD LIBOR + 1.170%(2)	3,526,832
2,000,000	3.42%, 04/23/2020, 3 mo. USD LIBOR + 1.160%(2)	2,008,740
	HSBC Holdings plc
1,785,000	2.72%, 05/18/2021, 3 mo. USD LIBOR + 0.600%(2)	1,786,838
750,000	2.78%, 09/11/2021, 3 mo. USD LIBOR + 0.650%(2)	751,024
1,500,000	Huntington National Bank 2.64%, 03/10/2020, 3 mo. USD LIBOR + 0.510%(2)	1,502,447
1,500,000	JP Morgan Chase & Co. 2.82%, 06/01/2021, 3 mo. USD LIBOR + 0.680%(2)	1,502,398
1,250,000	Manufacturers & Traders Trust Co. 2.55%, 01/25/2021, 3 mo. USD LIBOR + 0.270%(2)	1,249,460
750,000	PNC Bank NA 2.50%, 01/22/2021	754,684
	Regions Bank
1,500,000	2.48%, 04/01/2021, 3 mo. USD LIBOR + 0.380%(2)	1,497,912
1,000,000	2.68%, 08/13/2021, 3 mo. USD LIBOR + 0.500%(2)	1,000,324
	Santander UK plc
750,000	2.13%, 11/03/2020	749,269
1,500,000	2.76%, 06/01/2021, 3 mo. USD LIBOR + 0.620%(2)	1,501,369
1,360,000	Standard Chartered plc 2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)	1,361,401
	Sumitomo Mitsui Banking Corp.
1,000,000	2.51%, 01/17/2020	1,001,052
1,000,000	2.65%, 01/17/2020, 3 mo. USD LIBOR + 0.350%(2)	1,000,927
	SunTrust Bank
1,000,000	2.59%, 01/29/2021, (2.59% fixed rate until 01/29/2020; 3 mo. USD LIBOR + 0.298% thereafter)(5)	1,000,840
3,000,000	2.79%, 01/31/2020, 3 mo. USD LIBOR + 0.530%(2)	3,003,478
	Svenska Handelsbanken AB
1,250,000	2.46%, 09/08/2020, 3 mo. USD LIBOR + 0.360%(2)	1,252,870
1,250,000	2.60%, 05/24/2021, 3 mo. USD LIBOR + 0.470%(2)	1,254,343
	U.S. Bank NA
1,000,000	2.05%, 10/23/2020	1,001,358
1,775,000	2.44%, 05/21/2021, 3 mo. USD LIBOR + 0.290%(2)	1,775,935
1,250,000	2.60%, 01/24/2020, 3 mo. USD LIBOR + 0.320%(2)	1,250,910
	UBS AG
715,000	2.45%, 12/01/2020(1)	717,447
800,000	2.68%, 06/08/2020, 3 mo. USD LIBOR + 0.580%(1)(2)	802,145
	Wells Fargo Bank NA
1,025,000	2.60%, 01/15/2021	1,032,434

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 2,000,000	2.76%, 12/06/2019, 3 mo. USD LIBOR + 0.650%(2)	$2,002,304

		61,384,576

	Commercial Services - 0.2%
915,000	Equifax, Inc. 3.03%, 08/15/2021, 3 mo. USD LIBOR + 0.870%(2)	914,574

	Diversified Financial Services - 1.3%
1,250,000	AIG Global Funding 2.57%, 06/25/2021, 3 mo. USD LIBOR + 0.460%(1)(2)	1,253,665
1,000,000	American Express Co. 2.65%, 05/17/2021, 3 mo. USD LIBOR + 0.525%(2)	1,002,602
1,395,000	Private Export Funding Corp. 2.10%, 12/19/2019(1)	1,395,272
1,700,000	Synchrony Financial 3.52%, 02/03/2020, 3 mo. USD LIBOR + 1.230%(2)	1,703,648
945,000	USAA Capital Corp. 2.63%, 06/01/2021(1)	955,041

		6,310,228

	Electric - 0.9%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,250,726
250,000	Duke Energy Florida LLC 2.10%, 12/15/2019(6)	249,938
	NextEra Energy Capital Holdings, Inc.
990,000	2.40%, 09/01/2021	996,108
1,500,000	3.34%, 09/01/2020	1,516,895

		4,013,667

	Electronics - 0.8%
	Honeywell International, Inc.
1,000,000	1.80%, 10/30/2019	999,791
1,000,000	2.15%, 08/08/2022	1,008,338
2,000,000	2.55%, 10/30/2019, 3 mo. USD LIBOR + 0.280%(2)	2,000,695

		4,008,824

	Food - 0.9%
1,250,000	Conagra Brands, Inc. 3.03%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	1,250,256
1,500,000	JM Smucker Co. 2.20%, 12/06/2019	1,499,469
1,500,000	Kraft Heinz Foods Co. 2.75%, 02/10/2021, 3 mo. USD LIBOR + 0.570%(2)	1,496,757

		4,246,482

	Healthcare-Services - 0.2%
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	999,613

	Insurance - 1.9%
440,000	Allstate Corp. 2.53%, 03/29/2021, 3 mo. USD LIBOR + 0.430%(2)	440,436
	MassMutual Global Funding II
1,500,000	1.55%, 10/11/2019(1)	1,499,840
704,000	1.95%, 09/22/2020(1)	703,752
	Metropolitan Life Global Funding I
2,000,000	2.39%, 09/07/2020, 3 mo. USD SOFR + 0.570%(1)(2)	2,005,373
795,000	2.40%, 01/08/2021(1)	798,767
	New York Life Global Funding
2,000,000	2.58%, 04/09/2020, 3 mo. USD LIBOR + 0.270%(1)(2)	2,002,068
325,000	2.95%, 01/28/2021(1)	329,125
1,000,000	Protective Life Global Funding 2.62%, 06/28/2021, 3 mo. USD LIBOR + 0.520%(1)(2)	1,004,284

		8,783,645

	IT Services - 1.8%
1,425,000	Apple, Inc. 2.25%, 05/11/2020, 3 mo. USD LIBOR + 0.070%(2)	1,425,202

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Hewlett Packard Enterprise Co.
$ 2,000,000	2.10%, 10/04/2019(1)	$1,999,974
1,250,000	2.81%, 03/12/2021, 3 mo. USD LIBOR + 0.680%(2)	1,252,453
1,000,000	3.01%, 10/05/2021, 3 mo. USD LIBOR + 0.720%(2)	1,000,091
1,500,000	IBM Credit LLC 3.45%, 11/30/2020	1,526,159
1,250,000	International Business Machines Corp. 2.80%, 05/13/2021	1,266,737

		8,470,616

	Machinery - Construction & Mining - 0.2%
1,000,000	Caterpillar Financial Services Corp. 2.00%, 11/29/2019	999,806

	Machinery-Diversified - 0.7%
	John Deere Capital Corp.
2,000,000	2.43%, 03/13/2020, 3 mo. USD LIBOR + 0.300%(2)	2,001,790
1,125,000	2.45%, 06/22/2020, 3 mo. USD LIBOR + 0.290%(2)	1,126,558

		3,128,348

	Media - 1.2%
2,500,000	Comcast Corp. 3.30%, 10/01/2020	2,534,037
1,125,000	NBCUniversal Enterprise, Inc. 2.50%, 04/01/2021, 3 mo. USD LIBOR + 0.400%(1)(2)	1,127,222
1,750,000	Viacom, Inc. 4.50%, 03/01/2021	1,802,327

		5,463,586

	Miscellaneous Manufacturing - 0.3%
1,500,000	Siemens Financieringsmaatschappij N.V. 2.46%, 03/16/2020, 3 mo. USD LIBOR + 0.340%(1)(2)	1,501,750

	Oil & Gas - 0.7%
	Occidental Petroleum Corp.
775,000	2.60%, 08/13/2021	780,048
1,000,000	3.44%, 08/13/2021, 3 mo. USD LIBOR + 1.250%(2)	1,005,994
1,660,000	Phillips 66 3.05%, 04/15/2020, 3 mo. USD LIBOR + 0.750%(1)(2)	1,660,565

		3,446,607

	Oil & Gas Services - 0.3%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,250,038

	Pharmaceuticals - 1.3%
1,500,000	Bayer U.S. Finance LLC 2.74%, 06/25/2021, 3 mo. USD LIBOR + 0.630%(1)(2)	1,498,277
1,700,000	Bristol-Myers Squibb Co. 2.55%, 05/14/2021(1)	1,713,454
2,000,000	Cigna Corp. 3.20%, 09/17/2020	2,019,383
700,000	CVS Health Corp. 2.82%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	703,376

		5,934,490

	Pipelines - 0.1%
330,000	MPLX L.P. 3.00%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	331,096

	Retail - 1.2%
3,000,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	3,000,360
1,100,000	Dollar Tree, Inc. 3.00%, 04/17/2020, 3 mo. USD LIBOR + 0.700%(2)	1,100,197
1,500,000	Home Depot, Inc. 2.28%, 06/05/2020, 3 mo. USD LIBOR + 0.150%(2)	1,500,787

		5,601,344

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	Semiconductors - 0.6%
$ 1,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	$999,937
1,750,000	Broadcom, Inc. 3.13%, 04/15/2021(1)	1,766,787

		2,766,724

	Trucking & Leasing - 0.3%
1,375,000	Aviation Capital Group LLC 2.94%, 07/30/2021, 3 mo. USD LIBOR + 0.670%(1)(2)	1,372,270

	Total Corporate Bonds (cost $146,543,229)	$146,993,596

U.S. Government Agencies - 0.5%
	Mortgage-Backed Agencies - 0.5%
	FHLMC - 0.5%
$ 2,283,159	3.00%, 05/15/2037	$2,309,433

	Total U.S. Government Agencies (cost $2,279,358)	$2,309,433

U.S. Government Securities - 27.4%
	Mortgage-Backed Agencies - 2.4%
	FHLMC - 2.2%
10,000,000	1.50%, 01/17/2020	9,987,780
	FNMA - 0.2%
933,000	1.63%, 01/21/2020	932,184

		10,919,964

	Other Direct Federal Obligations - 0.2%
1,050,000	Federal Farm Credit Discount Notes 3.95%, 08/11/2020(7)	1,033,830

		1,033,830

	U.S. Treasury Securities - 24.8%
	U.S. Treasury Notes - 24.8%
6,250,000	1.38%, 04/30/2020	6,231,689
15,000,000	1.50%, 05/15/2020	14,966,016
10,000,000	1.63%, 06/30/2020	9,982,422
14,050,000	1.63%, 07/31/2020	14,023,107
11,500,000	1.63%, 10/15/2020	11,476,641
10,000,000	1.63%, 11/30/2020	9,979,688
7,500,000	1.88%, 12/31/2019	7,499,121
14,650,000	1.96%, 01/31/2021, 3 mo. USTMMR + 0.115%(2)	14,630,437
4,800,000	1.99%, 04/30/2021, 3 mo. USTMMR + 0.139%(2)	4,792,522
15,000,000	2.25%, 03/31/2020	15,026,367
7,000,000	2.38%, 04/30/2020	7,019,961

		115,627,971

	Total U.S. Government Securities (cost $127,256,250)	$127,581,765

	Total Long-Term Investments (cost $461,163,129)	$462,608,319

Short-Term Investments - 0.5%
	Certificates of Deposit - 0.4%
2,000,000	Bank of Montreal 2.55%, 11/04/2019, 3 mo. USD LIBOR + 0.260%(2)(7)	2,000,000

	Other Investment Pools & Funds - 0.1%
266,429	Fidelity Institutional Government Fund, Institutional Class, 1.92%(8)	266,429

	Securities Lending Collateral - 0.0%
6,236	Citibank NA DDCA, 1.82%, 10/1/2019(8)	6,236
102,130	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(8)	102,130
9,767	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(8)	9,767
16,688	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(8)	16,688
1,941	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(8)	1,941

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

1,612	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(8)		$1,612

			138,374

	Total Short-Term Investments (cost $2,404,803)		$2,404,803

	Total Investments (cost $463,567,932)	99.8%	$465,013,122
	Other Assets and Liabilities	0.2%	777,777

	Total Net Assets	100.0%	$465,790,899

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $152,972,071, representing 32.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Hartford Ultrashort Bond HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$185,723,525	$—	$185,723,525	$—
Corporate Bonds	146,993,596	—	146,993,596	—
U.S. Government Agencies	2,309,433	—	2,309,433	—
U.S. Government Securities	127,581,765	—	127,581,765	—
Short-Term Investments	2,404,803	404,803	2,000,000	—

Total	$465,013,122	$404,803	$464,608,319	$—

(1) For the period ended September 30, 2019, investments valued at $221,750 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3

Hartford Value HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Banks - 13.4%
505,520	Bank of America Corp.	$14,746,018
146,785	Citigroup, Inc.	10,139,908
167,372	JP Morgan Chase & Co.	19,698,011
32,270	M&T Bank Corp.	5,097,692
55,350	PNC Financial Services Group, Inc.	7,757,856

		57,439,485

	Capital Goods - 8.5%
33,550	Caterpillar, Inc.	4,237,700
101,420	Fortune Brands Home & Security, Inc.	5,547,674
34,975	Ingersoll-Rand plc	4,309,270
25,470	L3Harris Technologies, Inc.	5,314,061
14,410	Lockheed Martin Corp.	5,620,765
210,190	nVent Electric plc	4,632,588
50,480	United Technologies Corp.	6,891,529

		36,553,587

	Consumer Durables & Apparel - 2.0%
92,340	Lennar Corp. Class A	5,157,189
125,360	Tapestry, Inc.	3,265,628

		8,422,817

	Consumer Services - 0.9%
43,643	Hilton Worldwide Holdings, Inc.	4,063,600

	Diversified Financials - 2.4%
13,325	BlackRock, Inc.	5,938,153
97,680	TD Ameritrade Holding Corp.	4,561,656

		10,499,809

	Energy - 6.5%
48,270	Concho Resources, Inc.	3,277,533
204,355	Exxon Mobil Corp.	14,429,507
235,340	Noble Energy, Inc.	5,285,736
37,430	Pioneer Natural Resources Co.	4,707,571

		27,700,347

	Food & Staples Retailing - 1.0%
108,970	US Foods Holding Corp.*	4,478,667

	Food, Beverage & Tobacco - 1.3%
102,650	Mondelez International, Inc. Class A	5,678,598

	Health Care Equipment & Services - 8.0%
32,160	Anthem, Inc.	7,721,616
121,422	Koninklijke Philips N.V.	5,610,798
98,426	Medtronic plc	10,691,032
27,265	UnitedHealth Group, Inc.	5,925,230
32,870	Zimmer Biomet Holdings, Inc.	4,512,065

		34,460,741

	Household & Personal Products - 1.1%
76,690	Unilever N.V.	4,603,701

	Insurance - 8.2%
101,295	American International Group, Inc.	5,642,132
44,870	Assurant, Inc.	5,645,543
48,640	Chubb Ltd.	7,852,442
57,640	Intact Financial Corp.	5,801,198
125,020	MetLife, Inc.	5,895,943
58,080	Progressive Corp.	4,486,680

		35,323,938

	Materials - 5.3%
56,310	Celanese Corp.	6,886,150
109,563	Dow, Inc.*	5,220,677
66,670	FMC Corp.	5,845,626

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

113,030	Sealed Air Corp.	$4,691,875

		22,644,328

	Media & Entertainment - 2.1%
195,240	Comcast Corp. Class A	8,801,419

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
142,220	AstraZeneca plc ADR	6,338,745
48,670	Eli Lilly & Co.	5,442,766
60,020	Merck & Co., Inc.	5,052,484
319,250	Pfizer, Inc.	11,470,653
22,488	Roche Holding AG	6,547,706

		34,852,354

	Real Estate - 4.4%
146,960	Brixmor Property Group, Inc. REIT	2,981,818
40,580	Crown Castle International Corp. REIT	5,641,026
143,690	Gaming and Leisure Properties, Inc. REIT	5,494,706
104,300	Highwoods Properties, Inc. REIT	4,687,242

		18,804,792

	Retailing - 4.1%
2,430	Booking Holdings, Inc.*	4,769,142
37,030	Home Depot, Inc.	8,591,701
72,600	TJX Cos., Inc.	4,046,724

		17,407,567

	Semiconductors & Semiconductor Equipment - 6.9%
47,500	Analog Devices, Inc.	5,307,175
234,990	Intel Corp.	12,109,035
29,000	KLA Corp.	4,624,050
38,475	Maxim Integrated Products, Inc.	2,228,087
122,280	Micron Technology, Inc.*	5,239,698

		29,508,045

	Software & Services - 1.3%
85,720	Amdocs Ltd.	5,666,949

	Technology Hardware & Equipment - 3.4%
102,180	Cisco Systems, Inc.	5,048,714
194,730	Corning, Inc.	5,553,700
78,850	NetApp, Inc.	4,140,413

		14,742,827

	Telecommunication Services - 2.9%
203,670	Verizon Communications, Inc.	12,293,521

	Transportation - 1.0%
26,970	Union Pacific Corp.	4,368,600

	Utilities - 5.3%
83,830	Dominion Energy, Inc.	6,793,583
41,100	Entergy Corp.	4,823,496
71,745	Eversource Energy	6,132,045
34,190	Sempra Energy	5,046,786

		22,795,910

	Total Common Stocks (cost $334,976,415)	$421,111,602

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
8,229,695	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.07%(1)	8,229,695

	Total Short-Term Investments (cost $8,229,695)	$8,229,695

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total Investments (cost $343,206,110)	100.0%	$429,341,297
Other Assets and Liabilities	0.0%	(182,076)

Total Net Assets	100.0%	$429,159,221

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$57,439,485	$57,439,485	$—	$—
Capital Goods	36,553,587	36,553,587	—	—
Consumer Durables & Apparel	8,422,817	8,422,817	—	—
Consumer Services	4,063,600	4,063,600	—	—
Diversified Financials	10,499,809	10,499,809	—	—
Energy	27,700,347	27,700,347	—	—
Food & Staples Retailing	4,478,667	4,478,667	—	—
Food, Beverage & Tobacco	5,678,598	5,678,598	—	—
Health Care Equipment & Services	34,460,741	28,849,943	5,610,798	—
Household & Personal Products	4,603,701	4,603,701	—	—
Insurance	35,323,938	35,323,938	—	—
Materials	22,644,328	22,644,328	—	—
Media & Entertainment	8,801,419	8,801,419	—	—
Pharmaceuticals, Biotechnology & Life Sciences	34,852,354	28,304,648	6,547,706	—
Real Estate	18,804,792	18,804,792	—	—
Retailing	17,407,567	17,407,567	—	—
Semiconductors & Semiconductor Equipment	29,508,045	29,508,045	—	—
Software & Services	5,666,949	5,666,949	—	—
Technology Hardware & Equipment	14,742,827	14,742,827	—	—
Telecommunication Services	12,293,521	12,293,521	—	—
Transportation	4,368,600	4,368,600	—	—
Utilities	22,795,910	22,795,910	—	—
Short-Term Investments	8,229,695	8,229,695	—	—

Total	$429,341,297	$417,182,793	$12,158,504	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At September 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
Balanced HLS Fund	$1,949,652	$2,015,991	$ 2,010
Capital Appreciation HLS Fund	34,372,124	34,303,919	921,075
Disciplined Equity HLS Fund	2,151,182	2,188,591	—
Dividend and Growth HLS Fund	11,678,894	11,770,638	—
Global Growth HLS Fund	4,939,385	4,949,796	151,108
Healthcare HLS Fund	2,507,354	2,692,040	—
International Opportunities HLS Fund	4,017,456	3,055,836	1,147,389
MidCap HLS Fund	27,265,421	17,764,496	10,177,725
MidCap Value HLS Fund	561,701	583,622	—
Small Company HLS Fund	2,883,788	2,970,598	—
Total Return Bond HLS Fund	7,001,267	7,189,683	—
Ultrashort Bond HLS Fund	134,966	138,374	—
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(3)	U.S. Government securities.

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Balanced HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Municipal Bonds	$2,015,991	$—	$—	$—	$2,015,991

Total Borrowings	$2,015,991	$—	$—	$—	$2,015,991

Gross amount of recognized liabilities for securities lending transactions					$2,015,991

Capital Appreciation HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$34,303,919	$—	$—	$—	$34,303,919

Total Borrowings	$34,303,919	$—	$—	$—	$34,303,919

Gross amount of recognized liabilities for securities lending transactions					$34,303,919

Disciplined Equity HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$2,188,591	$—	$—	$—	$2,188,591

Total Borrowings	$2,188,591	$—	$—	$—	$2,188,591

Gross amount of recognized liabilities for securities lending transactions					$2,188,591

Dividend and Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$11,770,638	$—	$—	$—	$11,770,638

Total Borrowings	$11,770,638	$—	$—	$—	$11,770,638

Gross amount of recognized liabilities for securities lending transactions					$11,770,638

Global Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$4,949,796	$—	$—	$—	$4,949,796

Total Borrowings	$4,949,796	$—	$—	$—	$4,949,796

Gross amount of recognized liabilities for securities lending transactions					$4,949,796

Healthcare HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$2,692,040	$—	$—	$—	$2,692,040

Total Borrowings	$2,692,040	$—	$—	$—	$2,692,040

Gross amount of recognized liabilities for securities lending transactions					$2,692,040

International Opportunities HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$3,055,836	$—	$—	$—	$3,055,836

Total Borrowings	$3,055,836	$—	$—	$—	$3,055,836

Gross amount of recognized liabilities for securities lending transactions					$3,055,836

MidCap HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$17,764,496	$—	$—	$—	$17,764,496

Total Borrowings	$17,764,496	$—	$—	$—	$17,764,496

Gross amount of recognized liabilities for securities lending transactions					$17,764,496

MidCap Value HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$583,622	$—	$—	$—	$583,622

Total Borrowings	$583,622	$—	$—	$—	$583,622

Gross amount of recognized liabilities for securities lending transactions					$583,622

Small Company HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$2,970,598	$—	$—	$—	$2,970,598

Total Borrowings	$2,970,598	$—	$—	$—	$2,970,598

Gross amount of recognized liabilities for securities lending transactions					$2,970,598

Total Return Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$7,189,683	$—	$—	$—	$7,189,683

Total Borrowings	$7,189,683	$—	$—	$—	$7,189,683

Gross amount of recognized liabilities for securities lending transactions					$7,189,683

Ultrashort Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$138,374	$—	$—	$—	$138,374

Total Borrowings	$138,374	$—	$—	$—	$138,374

Gross amount of recognized liabilities for securities lending transactions					$138,374

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.